FIRST AMERICAN
                                                          INVESTMENT FUNDS, INC.


                                            EQUITY
                                                 FUNDS


                                                          1999 SEMIANNUAL REPORT


[LOGO] FIRST AMERICAN
          THE POWER OF DISCIPLINED INVESTING(R)

FIRST AMERICAN FAMILY OF FUNDS    INVESTMENTS FOR EVERY GOAL

------------------------          FIRST AMERICAN FUNDS OFFER A FULL RANGE OF
  HIGHER RISK/RETURN              INVESTMENT STRATEGIES TO HELP YOU CREATE A
  POTENTIAL                       PERSONALIZED, DIVERSIFIED PORTFOLIO. SUPPORTED
------------------------          BY EXTENSIVE RESEARCH AND A HIGHLY DEVELOPED
                                  TEAM APPROACH TO INVESTMENT DECISION
  SECTOR FUNDS                    MAKING, FIRST AMERICAN FUNDS CAN HELP BUILD
  Health Sciences                 A WINNING STRATEGY FOR ANY INVESTOR.
  Real Estate Securities
  Technology


  INTERNATIONAL FUNDS
  Emerging Markets
  International
  International Index


  SMALL CAP FUNDS
  Micro Cap Value
  Regional Equity
  Small Cap Growth                TABLE OF
  Small Cap Value                 CONTENTS
                                  ----------------------------------------------
                                  MESSAGE TO SHAREHOLDERS                  1
  MID CAP FUNDS                   ----------------------------------------------
  Mid Cap Growth                  LARGE CAP FUNDS
  Mid Cap Value                   ----------------------------------------------
                                    Statements of Net Assets               3
                                  ----------------------------------------------
  LARGE CAP FUNDS                   Statements of Operations              16
  Balanced                        ----------------------------------------------
  Equity Income                     Statements of Changes in Net Assets   18
  Equity Index                    ----------------------------------------------
  Large Cap Growth                  Financial Highlights                  20
  Large Cap Value                 ----------------------------------------------
                                  MID CAP FUNDS
                                  ----------------------------------------------
  STRATEGY FUNDS                    Statements of Net Assets              24
                                  ----------------------------------------------
                                    Statements of Operations              27
  BOND FUNDS                      ----------------------------------------------
                                    Statements of Changes in Net Assets   28
                                  ----------------------------------------------
  TAX FREE BOND FUNDS               Financial Highlights                  30
                                  ----------------------------------------------
                                  SMALL CAP FUNDS
  MONEY MARKET FUNDS              ----------------------------------------------
                                    Statements of Net Assets              32
------------------------          ----------------------------------------------
  LOWER RISK/RETURN                 Statements of Operations              39
  POTENTIAL                       ----------------------------------------------
------------------------            Statements of Changes in Net Assets   40
                                  ----------------------------------------------
                                    Financial Highlights                  42
                                  ----------------------------------------------
                                  INTERNATIONAL FUNDS
                                  ----------------------------------------------
                                    Statements of Net Assets              46
                                  ----------------------------------------------
                                    Statements of Operations              56
                                  ----------------------------------------------
                                    Statements of Changes in Net Assets   57
                                  ----------------------------------------------
                                    Financial Highlights                  58
                                  ----------------------------------------------
                                  SECTOR FUNDS
                                  ----------------------------------------------
                                    Statements of Net Assets              60
                                  ----------------------------------------------
                                    Statements of Operations              64
                                  ----------------------------------------------
                                    Statements of Changes in Net Assets   65
                                  ----------------------------------------------
                                    Financial Highlights                  66
                                  ----------------------------------------------
                                  NOTES TO FINANCIAL STATEMENTS           68
                                  ----------------------------------------------
                                  NOTICE TO SHAREHOLDERS                  84
                                  ----------------------------------------------


-------------------------------------------------------------------------------
      NOT FDIC INSURED        NO BANK GUARANTEE         MAY LOSE VALUE
-------------------------------------------------------------------------------

MESSAGE TO SHAREHOLDERS    MAY 14, 1999


DEAR SHAREHOLDERS:

On behalf of the entire board of directors and management of First American Asset Management -- we are pleased to welcome all new fund shareholders and to thank our long-term shareholders for your continued support.
      The economic environment has changed dramatically since September 30, the date of our last shareholder update. At that time, worried investors drove the Dow Jones Industrial Average down 20 percent, fueled by fears of an economic crisis overseas. Some economists even predicted that problems in Asia could ultimately send the U.S. economy into a recession.
      Since then, the Dow has staged a non-stop rally, rising more than 2,000 points to surpass the 10,000 barrier. Many Asian nations have partially recovered from their financial crises, while the U.S. economy continues to expand at an unprecedented rate. Thanks to low unemployment, low inflation, stable interest rates and strong consumer spending, it is business as usual for our robust economy.
      It was also business as usual for domestic large-company growth stocks, which have reaped the lion's share of the market's gains during recent years. Since second quarter-end, however, we have seen signs of this trend beginning to turn around and believe there may be investment opportunities in large-cap value and small-cap stocks.
      In increasingly volatile markets, a well-balanced portfolio may cushion you against unfavorable developments affecting any particular investment style or asset class. We believe that successful long-term investing results from asset allocation among equity, bond and money market funds. A balanced asset allocation plan can help smooth out market fluctuations to produce more balanced returns year after year.
      As an investor in First American equity funds, you can choose from 17 funds spanning five equity asset classes: large-cap, mid-cap, small-cap, international and sector funds. First American also offers money market funds, tax-free bond funds, bond funds and funds of funds to help you create a personalized, diversified portfolio.


                          1        '99 SEMIANNUAL REPORT    FIRST AMERICAN FUNDS

MESSAGE TO SHAREHOLDERS   CONTINUED

      In closing, we are pleased to announce that the First American family of funds recently surpassed $30 billion in total assets -- a significant milestone which illustrates the broad appeal of our team approach to management and our commitment to disciplined investment processes.
      Again, thank you for your confidence in our fund family. We look forward to continuing to serve your investment needs.


Sincerely,



/s/ Virginia L. Stringer
VIRGINIA L. STRINGER
Chairman
First American Investment Funds, Inc.



/s/ James S. Doak
JAMES S. DOAK
Senior Managing Director, Equities
First American Asset Management



/s/ Paul A. Dow
PAUL A. DOW
Senior Managing Director, Fixed Income
First American Asset Management


                          2        '99 SEMIANNUAL REPORT    FIRST AMERICAN FUNDS

                                                                 LARGE CAP FUNDS
STATEMENTS OF
NET ASSETS      MARCH 31, 1999 (UNAUDITED)

BALANCED FUND

DESCRIPTION                                              SHARES      VALUE (000)
--------------------------------------------------------------------------------
COMMON STOCKS -- 52.6%

BASIC MATERIALS -- 4.4%
Alcoa                                                    48,300    $      1,989
Bemis                                                    96,900           3,010
E.I. du Pont de Nemours                                 129,800           7,536
International Paper                                     112,800           4,759
Praxair                                                 186,300           6,718
                                                                   ------------
                                                                         24,012
                                                                   ------------
CAPITAL GOODS -- 0.9%
Minnesota Mining & Manufacturing                         68,700           4,861
                                                                   ------------
COMMUNICATION SERVICES -- 4.5%
Ameritech                                                74,300           4,300
AT&T                                                     70,000           5,587
Bell Atlantic                                           158,300           8,182
Deutsche Telekom, ADR                                   168,900           6,830
                                                                   ------------
                                                                         24,899
                                                                   ------------
CONSUMER CYCLICALS -- 2.3%
Federated Department Stores*                            159,200           6,388
May Department Stores                                   163,850           6,411
                                                                   ------------
                                                                         12,799
                                                                   ------------
CONSUMER STAPLES -- 5.2%
ConAgra                                                 228,300           5,836
General Mills                                           113,800           8,599
Kimberly Clark                                          166,800           7,996
Sara Lee                                                253,000           6,262
                                                                   ------------
                                                                         28,693
                                                                   ------------
ENERGY -- 4.5%
Elf Aquitaine, ADR                                      104,100           7,007
Exxon                                                    78,100           5,511
Royal Dutch Petroleum                                   121,100           6,297
Texaco                                                  100,800           5,720
                                                                   ------------
                                                                         24,535
                                                                   ------------
FINANCIALS -- 12.8%
Allstate                                                221,800           8,220
AMBAC                                                   108,500           5,859
American Express                                         59,700           7,015
BankBoston                                              116,200           5,033
Chase Manhattan                                         117,000           9,514
Cigna                                                    93,500           7,836
Household International                                 127,000           5,794
KeyCorp                                                 138,400           4,195
Mellon Bank                                             119,300           8,396
Unum                                                     64,900           3,087
Wells Fargo                                             153,700           5,389
                                                                   ------------
                                                                         70,338
                                                                   ------------
HEALTH CARE -- 4.7%
American Home Products                                  149,300           9,742
Pharmacia & Upjohn                                      174,800          10,903
United Healthcare                                       102,200           5,378
                                                                   ------------
                                                                         26,023
                                                                   ------------


BALANCED FUND (CONTINUED)

DESCRIPTION                                    SHARES/PAR (000)      VALUE (000)
--------------------------------------------------------------------------------
TECHNOLOGY -- 9.0%
3Com*                                                   167,700    $      3,910
Electronic Data Systems                                 205,800          10,020
First Data                                              179,600           7,678
IBM                                                      45,800           8,118
Motorola                                                123,700           9,061
Raytheon, Cl A                                           86,455           4,993
Seagate Technology*                                     192,000           5,676
                                                                   ------------
                                                                         49,456
                                                                   ------------
TRANSPORTATION -- 1.2%
Union Pacific                                           127,200           6,797
                                                                   ------------
UTILITIES -- 3.1%
Duke Power                                               85,300           4,660
FPL Group                                               147,400           7,849
Southern                                                206,100           4,805
                                                                   ------------
                                                                         17,314
                                                                   ------------

TOTAL COMMON STOCKS
    (Cost $245,194)                                                     289,727
                                                                   ------------

U.S. TREASURY OBLIGATIONS -- 18.3%
U.S. Treasury Bonds
     7.125%, 02/15/23                              $     31,000          35,783
     6.875%, 08/15/25                                    15,185          17,168
U.S. Treasury Notes
     5.625%, 11/30/00                                     4,200           4,240
     6.250%, 10/31/01                                     2,500           2,569
     6.250%, 02/15/03                                     8,390           8,692
     6.875%, 05/15/06                                    15,500          16,821
     6.500%, 10/15/06                                    14,430          15,374
                                                                   ------------

TOTAL U.S. TREASURY OBLIGATIONS
    (Cost $99,271)                                                      100,647
                                                                   ------------

CORPORATE OBLIGATIONS -- 9.7%

CONSUMER GOODS -- 0.2%
PP&L Resources
    7.700%, 10/01/09                                        500             562
Time Warner
    8.875%, 10/01/12                                        500             602
                                                                   ------------
                                                                          1,164
                                                                   ------------
FINANCE -- 7.4%
Aon
    6.875%, 10/01/99                                        450             453
Bankamerica
    8.375%, 03/15/02                                        480             511
Bear Stearns
    6.560%, 06/20/00                                      6,780           6,857
Chrysler Financial
    5.850%, 05/15/00                                     10,185          10,234
Cigna
    7.400%, 01/15/03                                      2,825           2,908
Cit Group Holdings
    6.200%, 10/20/00                                      8,250           8,319
Ford Holdings
    9.250%, 03/01/00                                        400             413


                          3        '99 SEMIANNUAL REPORT    FIRST AMERICAN FUNDS

STATEMENTS OF
NET ASSETS      MARCH 31, 1999 (UNAUDITED)

BALANCED FUND (CONTINUED)

DESCRIPTION                                           PAR (000)      VALUE (000)
--------------------------------------------------------------------------------
GMAC
    6.150%, 04/05/07                               $      5,000    $      4,983
Heller Financial
    9.125%, 08/01/99                                        300             304
Lehman Brothers
    6.900%, 03/30/01                                      4,050           4,096
    7.360%, 12/15/03                                        650             670
Morgan Stanley
    8.100%, 06/24/02                                        500             532
NationsBank
    5.375%, 04/15/00                                        400             399
                                                                   ------------
                                                                         40,679
                                                                   ------------
MANUFACTURING -- 1.0%
Boeing
    7.250%, 06/15/25                                      5,000           5,198
    8.750%, 09/15/31                                        500             613
                                                                   ------------
                                                                          5,811
                                                                   ------------
TECHNOLOGY -- 0.2%
GTE South
    6.125%, 06/15/07                                        400             401
MCI Communications
    7.125%, 06/15/27                                        500             531
                                                                   ------------
                                                                            932
                                                                   ------------
TRANSPORTATION -- 0.9%
Hertz
    6.250%, 03/15/09                                      5,000           4,900
                                                                   ------------

TOTAL CORPORATE OBLIGATIONS
    (Cost $53,110)                                                       53,486
                                                                   ------------

PRIVATE MORTGAGE-BACKED SECURITIES -- 2.5%

FIXED RATE -- 2.5%
Asset Securitization 1996-D6 A1B
    6.880%, 11/13/26                                      5,670           5,803
CMC Securities 1993-D D2
    6.400%, 07/25/23                                         89              89
General Electric Capital Mortgage
    1994-11 A1
    6.500%, 03/25/24                                        457             460
General Electric Capital Mortgage
    1994-17 A6
    7.000%, 05/25/24                                      2,675           2,721
GMAC Commercial Mortgage 1997-C2 C
    6.910%, 12/15/07                                      5,000           4,877
                                                                   ------------
                                                                         13,950
                                                                   ------------

TOTAL PRIVATE MORTGAGE-BACKED SECURITIES
    (Cost $14,019)                                                       13,950
                                                                   ------------

ASSET-BACKED SECURITIES -- 8.4%

AUTOS -- 1.8%
Union Acceptance 1998-B A5
    6.020%, 01/09/06                                     10,000          10,047
                                                                   ------------


BALANCED FUND (CONTINUED)

DESCRIPTION                                           PAR (000)      VALUE (000)
--------------------------------------------------------------------------------
CREDIT CARDS -- 3.7%
Circuit City Credit Card Master Trust
    1995-1 A
    6.375%, 08/15/05                               $      8,600    $      8,707
Fingerhut Master Trust 1998-1 B
    6.290%, 02/15/05                                     11,411          11,432
                                                                   ------------
                                                                         20,139
                                                                   ------------
HOME EQUITY -- 2.9%
Drexel Burnham Lambert Trust S 2
    9.000%, 08/01/18                                        177             177
Merrill Lynch Mortgage Investors
    1995-C3 A3
    7.061%, 12/26/25 (A)                                 12,600          13,159
Prudential Home Loan Mortgage
    1992-36 A8
    6.500%, 11/25/99                                      1,766           1,765
Residential Fund Mortgage
    1992-S26 A17
    8.500%, 06/25/09                                        938             938
                                                                   ------------
                                                                         16,039
                                                                   ------------

TOTAL ASSET-BACKED SECURITIES
    (Cost $45,810)                                                       46,225
                                                                   ------------

U.S. GOVERNMENT AGENCY MORTGAGE-
   BACKED OBLIGATIONS -- 6.2%
FHLMC
     5.940%, 09/21/99                                     1,000           1,005
     6.500%, 01/01/01                                       280             283
     6.000%, 11/15/08                                     2,700           2,669
     6.500%, 09/01/12                                       397             402
     8.000%, 11/01/24                                       467             486
     6.500%, 09/01/25                                       299             299
FNMA
     5.560%, 07/24/00                                    15,955          16,038
     6.000%, 03/01/03                                       216             216
FNMA
     6.845%, 04/01/18 (A)                                   279             284
GNMA
     7.500%, 09/15/27                                       500             515
     6.000%, 02/15/29                                     5,000           4,856
     7.000%, 04/15/29                                     7,000           7,101
                                                                   ------------

TOTAL U.S. GOVERNMENT AGENCY MORTGAGE-
    BACKED OBLIGATIONS
    (Cost $33,999)                                                       34,154
                                                                   ------------

U.S. GOVERNMENT AGENCY
   BACKED OBLIGATIONS -- 0.0%
Isreal Government Trust Certificate
     Series 1C
     9.250%, 11/15/01 (B)                               196,611             202
                                                                   ------------

TOTAL U.S. GOVERNMENT AGENCY
    BACKED OBLIGATIONS
    (Cost $196)                                                             202
                                                                   ------------


                          4        '99 SEMIANNUAL REPORT    FIRST AMERICAN FUNDS

                                                                 LARGE CAP FUNDS
BALANCED FUND (CONTINUED)

DESCRIPTION                                              SHARES      VALUE (000)
--------------------------------------------------------------------------------
RELATED PARTY MONEY MARKET FUND -- 1.7%
First American Prime Obligations
    Fund (C)                                          9,293,517    $      9,294
                                                                   ------------

TOTAL RELATED PARTY MONEY MARKET FUND
    (Cost $9,294)                                                         9,294
                                                                   ------------

WARRANT -- 0.0%
U.S. Surgical*                                                4              --
                                                                   ------------

TOTAL WARRANT
    (Cost $0)                                                                --
                                                                   ------------


TOTAL INVESTMENTS -- 99.4%
    (Cost $500,893)                                                     547,685
                                                                   ------------
OTHER ASSETS AND LIABILITIES, NET -- 0.6% (D)                             3,305
                                                                   ------------

NET ASSETS:
Portfolio Capital--Class-A
   ($.0001 par value--2 billion authorized)
   based on 5,640,833 outstanding shares                                 65,589
Portfolio Capital--Class-B
   ($.0001 par value--2 billion authorized)
   based on 4,636,003 outstanding shares                                 63,539
Portfolio Capital--Class-C
   ($.0001 par value--2 billion authorized)
   based on 14,027 outstanding shares                                       189
Portfolio Capital--Class-Y
   ($.0001 par value--2 billion authorized)
   based on 30,505,236 outstanding shares                               346,018
Undistributed net investment income                                         330
Accumulated net realized gain on investments                             28,533
Net unrealized appreciation of investments                               46,792
                                                                   ------------
TOTAL NET ASSETS -- 100.0%                                         $    550,990
                                                                   ------------
Net asset value and redemption
    price per share--Class-A                                       $      13.49

Maximum sales charge of 5.25% (E)                                          0.75
                                                                   ------------
Offering price per share--Class-A                                  $      14.24
                                                                   ------------
Net asset value and offering
   price per share--Class-B (F)                                    $      13.42
                                                                   ------------
Net asset value per share--Class-C (G)                             $      13.48

Maximum sales charge of 1.00% (H)                                          0.14
                                                                   ------------
Offering price per share--Class-C                                  $      13.62
                                                                   ------------
Net asset value, offering price, and redemption
   price per share--Class-Y                                        $      13.52
                                                                   ------------


BALANCED FUND (CONCLUDED)

DESCRIPTION
--------------------------------------------------------------------------------
*  Non-income producing security

(A)Variable Rate Security--the rate reported on the Statement of Net Assets is the rate in effect as of March 31,1999.

(B)Security is guaranteed by the United States of America.

(C)This money market fund is advised by U.S. Bank National Association who also serves as Advisor for this fund. See also the notes to the financial statements.

(D)Other assets and liabilities representing greater than five percent of total net assets include the following (000):
   Cash collateral received for securities on loan  $ 142,314
   Payable upon return of securities on loan        $(142,314)

(E)The offering price is calculated by dividing the net asset value by 1 minus the maximum sales charge of 5.25%.

(F)Class-B has a contingent deferred sales charge. For a description of a possible redemption charge, see the notes to the financial statements.

(G)Class-C has a contingent deferred sales charge. For a description of a possible redemption charge, see the notes to the financial statements.

(H)The offering price is calculated by dividing the net asset value by 1 minus the maximum sales charge of 1.00%.

ADR--American Depositary Receipt
AMBAC--American Municipal Bond Assurance Company
Cl--Class
FHLMC--Federal Home Loan Mortgage Corporation
FNMA--Federal National Mortgage Association
GMAC--General Motors Acceptance Corporation
GNMA--Government National Mortgage Association

The accompanying notes are an integral part of the financial statements.


                          5        '99 SEMIANNUAL REPORT    FIRST AMERICAN FUNDS

STATEMENTS OF
NET ASSETS      MARCH 31, 1999 (UNAUDITED)

EQUITY INCOME FUND

DESCRIPTION                                              SHARES      VALUE (000)
--------------------------------------------------------------------------------
COMMON STOCKS -- 79.7%

BASIC MATERIALS -- 5.2%
E.I. du Pont de Nemours                                  98,600    $      5,725
Ecolab                                                  198,000           7,029
Great Northern Iron Ore Properties                       40,200           2,412
Lyondell Chemical                                       142,168           1,946
Monsanto Aces                                            89,000           4,139
                                                                   ------------
                                                                         21,251
                                                                   ------------
CAPITAL GOODS -- 3.7%
Emerson Electric                                         75,000           3,970
General Electric                                         68,000           7,522
Minnesota Mining & Manufacturing                         53,000           3,750
                                                                   ------------
                                                                         15,242
                                                                   ------------
COMMUNICATION SERVICES -- 7.7%
Ameritech                                               132,000           7,639
AT&T                                                    148,000          11,812
Deutsche Telekom, ADR                                   183,000           7,400
Sprint                                                   50,000           4,906
                                                                   ------------
                                                                         31,757
                                                                   ------------
CONSUMER CYCLICALS -- 7.3%
Ford Motor                                              170,000           9,647
Intimate Brands                                         245,000          11,791
J.C. Penney                                             110,300           4,467
Masco                                                   139,000           3,927
                                                                   ------------
                                                                         29,832
                                                                   ------------
CONSUMER STAPLES -- 9.7%
Colgate-Palmolive                                        50,000           4,600
ConAgra                                                 101,772           2,602
Kimberly Clark                                          121,000           5,800
Newell Rubbermaid                                       130,000           6,175
PepsiCo                                                 101,000           3,958
Philip Morris                                           180,000           6,334
Sara Lee                                                155,400           3,846
ServiceMaster                                           318,000           6,459
                                                                   ------------
                                                                         39,774
                                                                   ------------
ENERGY -- 10.2%
BP Amoco Plc-Spons, ADR                                  90,648           9,150
Chevron                                                 100,000           8,844
Exxon                                                    98,000           6,915
Mobil                                                    86,600           7,621
Royal Dutch Petroleum                                   183,000           9,516
                                                                   ------------
                                                                         42,046
                                                                   ------------
FINANCIALS -- 18.8%
American Express                                         88,300          10,375
Associates First Capital                                143,608           6,462
Bank of New York                                        200,000           7,188
BankAmerica                                              77,424           5,468
Crescent Real Estate Equity                             137,600           2,958
First Union                                             111,224           5,944
FNMA                                                     45,000           3,116


EQUITY INCOME FUND (CONTINUED)

DESCRIPTION                                    SHARES/PAR (000)      VALUE (000)
--------------------------------------------------------------------------------
Healthcare Realty Trust                                 178,400    $      3,390
Household International                                 110,397           5,037
IPC Holdings                                            131,300           2,610
Manufactured Home Communities                           176,100           4,226
Meditrust                                                60,080             747
Mellon Bank                                              98,000           6,897
Simon Property Group                                    184,000           5,049
Weeks                                                   144,400           4,124
XL Capital, Cl A                                         56,182           3,413
                                                                   ------------
                                                                         77,004
                                                                   ------------
HEALTH CARE -- 10.5%
American Home Products                                  108,000           7,047
Johnson & Johnson                                        75,800           7,102
Merck                                                    55,400           4,442
Pfizer                                                   47,400           6,577
Pharmacia & Upjohn                                       88,000           5,489
Schering Plough                                         148,000           8,186
SmithKline Beecham, ADR                                  58,000           4,147
                                                                   ------------
                                                                         42,990
                                                                   ------------
TRANSPORTATION -- 1.9%
Knightsbridge Tankers Limited                            85,700           1,478
Union Pacific                                           116,700           6,236
                                                                   ------------
                                                                          7,714
                                                                   ------------
UTILITIES -- 4.7%
Cinergy                                                 141,300           3,886
Enron                                                    56,700           3,643
FPL Group                                                64,300           3,424
Reliant Energy                                           71,200           1,856
Texas Utilities                                         161,900           6,749
                                                                   ------------
                                                                         19,558
                                                                   ------------

TOTAL COMMON STOCKS
    (Cost $191,544)                                                     327,168
                                                                   ------------

CONVERTIBLE BONDS -- 7.2%
Amazon.com, 6.4080 shares
    4.750%, 02/01/09 (A)                           $      2,000           2,544
Athena Neuroscience, 14.0758 shares
    4.750%, 11/15/04                                      4,925           6,033
Centocor, 20.300 shares
    4.750%, 02/15/05                                      3,710           3,621
Healthsouth, 27.3000 shares
    3.250%, 04/01/03                                      4,600           3,739
Hometown Buffet, 73.2600 shares
    7.000%, 12/01/02                                      4,000           4,040
Medical Care International,
    14.5815 shares
    6.750%, 10/01/06 (A)                                  6,800           5,748
Tenet Healthcare, 25.9403 shares
    6.000%, 12/01/05                                      4,670           3,951
                                                                   ------------

TOTAL CONVERTIBLE BONDS
    (Cost $29,689)                                                       29,676
                                                                   ------------


                          6        '99 SEMIANNUAL REPORT    FIRST AMERICAN FUNDS

                                                                 LARGE CAP FUNDS
EQUITY INCOME FUND (CONTINUED)

DESCRIPTION                                              SHARES      VALUE (000)
--------------------------------------------------------------------------------
PREFERRED CONVERTIBLE STOCKS -- 5.8%
Aetna                                                    45,000    $      3,403
Airtouch Communications                                  47,000           6,322
Houston Industries                                       70,000           8,435
Union Pacific Capital Trust (A)                         110,000           5,486
                                                                   ------------

TOTAL PREFERRED CONVERTIBLE STOCKS
    (Cost $14,928)                                                       23,646
                                                                   ------------

RELATED PARTY MONEY MARKET FUND -- 6.9%
First American Prime Obligations
    Fund (B)                                         28,558,115          28,558
                                                                   ------------

TOTAL RELATED PARTY MONEY MARKET FUND
    (Cost $28,558)                                                       28,558
                                                                   ------------

TOTAL INVESTMENTS -- 99.6%
    (Cost $264,719)                                                     409,048
                                                                   ------------
OTHER ASSETS AND LIABILITIES, NET -- 0.4% (C)                             1,498
                                                                   ------------

NET ASSETS:
Portfolio Capital--Class-A
   ($.0001 par value--2 billion authorized)
   based on  911,912 outstanding shares                                  13,251
Portfolio Capital--Class-B
   ($.0001 par value--2 billion authorized)
   based on 645,451 outstanding shares                                    8,698
Portfolio Capital--Class-C
   ($.0001 par value--2 billion authorized)
   based on 14,972 outstanding shares                                       249
Portfolio Capital--Class-Y
   ($.0001 par value--2 billion authorized)
   based on 22,689,427 outstanding shares                               213,536
Undistributed net investment income                                         259
Accumulated net realized gain on investments                             30,224
Net unrealized appreciation of investments                              144,329
                                                                   ------------
TOTAL NET ASSETS -- 100.0%                                         $    410,546
                                                                   ------------
Net asset value and redemption
   price per share--Class-A                                        $      16.87

Maximum sales charge of 5.25%  (D)                                         0.93
                                                                   ------------
Offering price per share--Class-A                                  $      17.80
                                                                   ------------
Net asset value and offering
   price per share--Class-B (E)                                    $      16.83
                                                                   ------------
Net asset value per share--Class-C (F)                             $      16.87

Maximum sales charge of 1.00%  (G)                                         0.17
                                                                   ------------
Offering price per share--Class-C                                  $      17.04
                                                                   ------------
Net asset value, offering price, and
   redemption price per share--Class-Y                             $      16.93
                                                                   ------------

EQUITY INCOME FUND (CONCLUDED)

DESCRIPTION
--------------------------------------------------------------------------------
*Non-income producing security

(A)Security sold within the terms of a private placement memorandum, exempt from registration under section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "qualified institutional investors".

(B)This money market fund is advised by U.S. Bank National Association who also serves as Advisor for this fund. See also the notes to the financial statements.

(C)Other assets and liabilities representing greater than five percent of total net assets include the following (000):
   Cash collateral received for securities on loan  $ 83,793
   Payable upon return of securities on loan        $(83,793)

(D)The offering price is calculated by dividing the net asset value by 1 minus the maximum sales charge of 5.25%.

(E)Class-B has a contingent deferred sales charge. For a description of a possible redemption charge, see the notes to the financial statements.

(F) Class-C has a contingent deferred sales charge. For a description of a possible redemption charge, see the notes to the financial statements.

(G)The offering price is calculated by dividing the net asset value by 1 minus the maximum sales charge of 1.00%.

ADR--American Depositary Receipt
Cl--Class
FNMA--Federal National Mortgage Association
PLC--Public Liability Company

The accompanying notes are an integral part of the financial statements.


                          7        '99 SEMIANNUAL REPORT    FIRST AMERICAN FUNDS

STATEMENTS OF
NET ASSETS      MARCH 31, 1999 (UNAUDITED)

EQUITY INDEX FUND

DESCRIPTION                                              SHARES      VALUE (000)
--------------------------------------------------------------------------------
COMMON STOCKS -- 97.7%

BASIC MATERIALS -- 3.0%
Air Products & Chemicals                                 32,400    $      1,110
Alcan Aluminum                                           31,900             823
Alcoa                                                    51,400           2,117
Allegheny Teledyne                                       27,500             521
Archer Daniels Midland                                   83,100           1,221
Asarco                                                    5,600              77
B.F. Goodrich                                            10,400             357
Barrick Gold                                             52,300             892
Battle Mountain Gold                                     32,200              89
Bemis                                                     7,300             227
Bethlehem Steel*                                         18,200             150
Boise Cascade                                             7,900             255
Champion International                                   13,400             550
Cyprus AMAX Minerals                                     12,700             154
Dow Chemical                                             31,000           2,889
E.I. du Pont de Nemours                                 157,800           9,162
Eastman Chemical                                         11,100             467
Ecolab                                                   18,100             643
Engelhard                                                20,100             340
FMC*                                                      4,600             227
Freeport-McMoran Copper & Gold, Cl B                     23,200             252
Georgia Pacific                                          12,300             913
Great Lakes Chemical                                      8,300             305
Hercules                                                 14,100             356
Homestake Mining                                         33,500             289
Inco                                                     23,300             310
International Flavors & Fragrances                       14,900             560
International Paper                                      43,100           1,818
Louisiana Pacific                                        15,200             283
Mead                                                     14,400             443
Monsanto                                                 87,800           4,033
Morton International                                     17,000             625
Nalco Chemical                                            9,200             244
Newmont Mining                                           23,400             409
Nucor                                                    12,300             542
Phelps Dodge                                              8,100             399
Pioneer Hi-Bred International                            33,900           1,275
Placer Dome Group                                        35,000             392
Potlatch                                                  4,100             139
PPG Industries                                           24,800           1,271
Praxair                                                  22,100             797
Reynolds Metals                                           9,000             435
Rohm & Haas                                              23,300             782
Sigma Aldrich                                            14,100             412
Temple Inland                                             7,800             489
Union Camp                                                9,700             651
Union Carbide                                            18,600             840
USX-U.S. Steel Group                                     12,400             291
W.R. Grace*                                              10,300             125
Westvaco                                                 14,200             298
Weyerhaeuser                                             27,900           1,548
Willamette Industries                                    15,600             589
Worthington Industries                                   13,000             153
                                                                   ------------
                                                                         44,539
                                                                   ------------


EQUITY INDEX FUND (CONTINUED)

DESCRIPTION                                              SHARES      VALUE (000)
--------------------------------------------------------------------------------
CAPITAL GOODS -- 7.9%
Aeroquip-Vickers                                          3,900    $        224
Allied Signal                                            78,500           3,861
AMP                                                      30,700           1,648
Avery Dennison                                           16,300             937
Ball                                                      4,300             202
Berkshire Hathaway, Cl A*                                    34           2,474
Boeing                                                  140,000           4,777
Briggs & Stratton                                         3,300             163
Browning Ferris Industries                               24,400             941
Case Equipment                                           10,200             259
Caterpillar                                              50,300           2,311
Cooper Industries                                        14,500             618
Corning                                                  32,400           1,944
Crane                                                     9,600             232
Crown Cork & Seal                                        17,100             488
Cummins Engine                                            5,900             210
Danaher                                                  18,700             977
Deere                                                    33,400           1,290
Dover                                                    31,300           1,029
Eaton                                                    10,000             715
Emerson Electric                                         61,700           3,266
Fluor                                                    10,600             286
Foster Wheeler                                            5,700              69
General Dynamics                                         17,800           1,144
General Electric                                        459,200          50,799
Harnischfeger Industries                                  6,700              38
Honeywell                                                17,600           1,334
Illinois Tool Works                                      35,000           2,166
Ingersoll Rand                                           23,000           1,141
Johnson Controls                                         11,900             742
Lockheed Martin                                          55,000           2,073
McDermott International                                   8,300             210
Milacron                                                  5,400              85
Millipore                                                 6,200             150
Minnesota Mining & Manufacturing                         56,200           3,976
Moore                                                    12,400             122
Nacco Industries, Cl A                                    1,100              81
National Service Industries                               5,800             198
Navistar International*                                   9,400             378
Northrop                                                  9,600             575
Owens-Illinois*                                          21,800             545
Paccar                                                   10,900             449
Pall                                                     17,400             288
Parker Hannifin                                          15,300             524
Pitney Bowes                                             38,200           2,435
Raychem                                                  11,100             250
Rockwell International                                   26,800           1,137
Sealed Air*                                              11,700             575
Solectron*                                               33,000           1,603
Tenneco                                                  23,800             665
Textron                                                  22,200           1,718
Thermo Electron*                                         22,300             302
Thomas & Betts                                            8,000             300
Timken                                                    8,700             141
Tyco International                                       90,300           6,479
United Technologies                                      31,600           4,280
Waste Management                                         80,500           3,572
                                                                   ------------
                                                                        119,396
                                                                   ------------


                          8        '99 SEMIANNUAL REPORT    FIRST AMERICAN FUNDS

                                                                 LARGE CAP FUNDS
EQUITY INDEX FUND (CONTINUED)

DESCRIPTION                                              SHARES      VALUE (000)
--------------------------------------------------------------------------------
COMMUNICATION SERVICES -- 8.3%
Airtouch Communications*                                 80,200    $      7,749
Alltel                                                   38,500           2,401
Ameritech                                               154,600           8,947
AT&T                                                    311,587          24,869
Bell Atlantic                                           217,500          11,242
BellSouth                                               274,000          10,977
Frontier                                                 24,000           1,245
GTE                                                     135,200           8,180
MCI WorldCom*                                           256,900          22,752
Nextel Communications, Cl A*                             40,300           1,476
SBC Communications                                      274,100          12,917
Sprint                                                   60,400           5,927
Sprint (PCS Group)*                                      58,200           2,579
US West                                                  70,400           3,876
                                                                   ------------
                                                                        125,137
                                                                   ------------
CONSUMER CYCLICALS -- 9.2%
American Greetings, Cl A                                  9,900             251
Armstrong World Industries                                5,600             253
Autozone*                                                21,400             650
Black & Decker                                           12,300             682
Brunswick                                                13,500             257
Carnival                                                 83,400           4,050
Cendant*                                                119,500           1,882
Centex                                                    8,300             277
Circuit City Stores                                      14,100           1,080
Consolidated Stores*                                     15,300             464
Cooper, Tire & Rubber                                    10,600             195
Costco*                                                  30,300           2,774
Dana                                                     23,200             882
Dayton Hudson                                            61,700           4,111
Dillards, Cl A                                           15,000             381
Dollar General                                           25,900             881
Dow Jones                                                13,200             623
Dun & Bradstreet                                         23,400             834
Federated Department Stores*                             28,700           1,152
Fleetwood Enterprises                                     4,900             140
Ford Motor                                              169,600           9,625
Fort James                                               30,900             979
Fortune Brands                                           24,000             928
Fruit of the Loom, Cl A*                                 10,100             105
Gannett                                                  39,500           2,488
Gap                                                      81,200           5,466
General Motors                                           91,700           7,966
Genuine Parts                                            25,200             726
Goodyear Tire & Rubber                                   21,800           1,086
H & R Block                                              14,100             668
Harcourt General                                         10,000             443
Harrah's Entertainment*                                  17,700             337
Hasbro                                                   27,450             794
Hilton Hotels                                            36,500             513
Home Depot                                              219,000          13,633
Ims Health                                               44,800           1,484
Interpublic Group                                        19,500           1,519
ITT Industries                                           14,500             513
J.C. Penney                                              35,600           1,442
Jostens                                                   5,000             106
Kaufman & Broad Home                                      5,600             126
Kmart*                                                   69,100           1,162
Knight-Ridder                                            11,000             550
Kohls*                                                   22,200           1,573
Laidlaw                                                  46,200             269


EQUITY INDEX FUND (CONTINUED)

DESCRIPTION                                              SHARES      VALUE (000)
--------------------------------------------------------------------------------
Limited                                                  31,900    $      1,264
Liz Claiborne                                             9,000             294
Lowe's                                                   49,400           2,989
Marriott International, Cl A                             35,100           1,180
Masco                                                    47,500           1,342
Mattel                                                   40,300           1,002
May Department Stores                                    49,050           1,919
Maytag                                                   12,600             761
McGraw-Hill                                              27,600           1,504
Meredith                                                  7,300             229
Mirage Resorts*                                          25,200             535
New York Times, Cl A                                     25,600             730
Nike, Cl B                                               40,100           2,313
Nordstrom                                                20,900             854
Omnicom Group                                            23,600           1,887
Owens Corning                                             7,600             242
Pep Boys-Manny, Moe & Jack                                8,900             136
Pulte                                                     6,000             125
Reebok International*                                     7,900             125
Russell                                                   5,100             103
Sears Roebuck                                            53,700           2,427
Service International                                    36,100             514
Sherwin Williams                                         24,100             678
Snap-On Tools                                             8,300             241
Springs Industries, Cl A                                  2,500              68
Stanley Works                                            12,400             318
Staples*                                                 65,550           2,155
Tandy                                                    13,900             887
Times Mirror, Cl A                                       11,200             606
TJX                                                      45,100           1,533
Toys `R' Us*                                             36,600             689
Tribune                                                  16,600           1,086
TRW                                                      16,800             764
V.F                                                      16,800             793
Wal-Mart Stores                                         315,700          29,104
Whirlpool                                                10,700             582
                                                                   ------------
                                                                        138,299
                                                                   ------------
CONSUMER STAPLES -- 13.1%
Adolph Coors, Cl B                                        5,100             275
Alberto-Culver, Cl B                                      7,700             180
Albertson's                                              34,400           1,868
American Stores                                          38,500           1,271
Anheuser Busch                                           67,000           5,105
Avon Products                                            36,800           1,732
Bestfoods                                                40,000           1,880
Brown Forman, Cl B                                        9,600             553
Campbell Soup                                            62,800           2,555
Cardinal Health                                          28,100           1,855
CBS*                                                     99,000           4,053
Clear Channel Communications*                            36,900           2,475
Clorox                                                   14,500           1,699
Coca-Cola                                               345,400          21,199
Coca-Cola Enterprises                                    54,900           1,661
Colgate-Palmolive                                        41,000           3,772
Comcast, Cl A                                            51,700           3,254
ConAgra                                                  68,600           1,754
CVS                                                      54,600           2,594
Darden Restaurants                                       19,500             402
Deluxe                                                   11,300             329
Fred Meyer*                                              21,700           1,278
General Mills                                            21,400           1,617
Gillette                                                155,500           9,243


                          9        '99 SEMIANNUAL REPORT    FIRST AMERICAN FUNDS

STATEMENTS OF
NET ASSETS      MARCH 31, 1999 (UNAUDITED)

EQUITY INDEX FUND (CONTINUED)

DESCRIPTION                                              SHARES      VALUE (000)
--------------------------------------------------------------------------------
Great Atlantic & Pacific Tea                              5,400    $        162
H.J. Heinz                                               50,700           2,402
Hershey Foods                                            20,100           1,126
Kellogg                                                  56,800           1,921
Kimberly Clark                                           75,900           3,638
King World Productions*                                  10,300             315
Kroger*                                                  35,900           2,150
Longs Drug Stores                                         5,500             167
McDonald's                                              189,600           8,591
McKesson HBOC                                            24,124           1,592
MediaOne Group*                                          85,000           5,398
Newell Rubbermaid                                        39,354           1,869
PepsiCo                                                 205,600           8,057
Philip Morris                                           341,200          12,006
Procter & Gamble                                        185,900          18,207
Quaker Oats                                              19,100           1,195
R.R. Donnelley & Sons                                    19,000             612
Ralston-Ralston Purina Group                             43,800           1,169
Rite Aid                                                 36,200             905
RJR Nabisco                                              45,500           1,138
Safeway*                                                 68,100           3,494
Sara Lee                                                128,000           3,168
Seagram                                                  55,200           2,760
SUPERVALU                                                16,900             349
Sysco                                                    46,800           1,231
Time Warner                                             171,900          12,216
Tricon Global Restaurants*                               21,400           1,503
Tupperware                                                8,100             146
Unilever                                                 89,700           5,959
UST                                                      26,100             682
Viacom, Cl B*                                            48,699           4,088
Walgreen                                                139,800           3,949
Walt Disney                                             287,100           8,936
Wendy's International                                    17,400             495
William Wrigley Jr                                       16,300           1,474
Winn Dixie Stores                                        20,800             777
                                                                   ------------
                                                                        196,451
                                                                   ------------
ENERGY -- 5.5%
Amerada Hess                                             12,700             639
Anadarko Petroleum                                       16,900             638
Apache                                                   13,700             357
Ashland Oil                                              10,700             438
Atlantic Richfield                                       45,000           3,285
Baker Hughes                                             45,800           1,114
Burlington Resources                                     24,800             990
Chevron                                                  91,400           8,083
Exxon                                                   340,700          24,041
Halliburton                                              61,600           2,372
Helmerich & Payne                                         7,000             159
Kerr-McGee                                               12,098             397
Mobil                                                   109,300           9,618
Occidental Petroleum                                     48,500             873
Phillips Petroleum                                       35,700           1,687
Rowan*                                                   11,700             148
Royal Dutch Petroleum                                   300,500          15,626
Schlumberger                                             76,500           4,604
Sunoco                                                   13,100             472
Texaco                                                   74,900           4,251
Union Pacific Resources Group                            35,200             418
Unocal                                                   33,800           1,244
USX-Marathon Group                                       43,100           1,185
                                                                   ------------
                                                                         82,639
                                                                   ------------


EQUITY INDEX FUND (CONTINUED)

DESCRIPTION                                              SHARES      VALUE (000)
--------------------------------------------------------------------------------
FINANCIALS -- 15.6%
Allstate                                                115,000    $      4,262
American Express                                         63,400           7,450
American General                                         35,300           2,489
American International Group                            173,100          20,880
Aon                                                      23,800           1,505
Associates First Capital                                101,300           4,559
Bank of New York                                        106,600           3,831
Bank One                                                164,100           9,036
BankAmerica                                             242,500          17,127
BankBoston                                               41,300           1,789
Bankers Trust New York                                   13,400           1,183
BB&T                                                     41,200           1,491
Bear Stearns                                             16,590             741
Capital One Financial                                     9,200           1,389
Charles Schwab                                           56,200           5,402
Chase Manhattan                                         118,500           9,636
Chubb                                                    22,800           1,335
Cigna                                                    28,900           2,422
Cincinnati Financial                                     23,400             853
Citigroup                                               318,400          20,338
Comerica                                                 21,800           1,361
Conseco                                                  44,100           1,362
Countrywide Credit Industries                            15,700             589
FHLMC                                                    95,100           5,433
Fifth Third Bancorp                                      37,400           2,466
First Union                                             138,800           7,417
Firstar                                                  32,200           2,882
Fleet Financial Group                                    79,600           2,995
FNMA                                                    145,300          10,062
Franklin Resources                                       35,500             998
Golden West Financial                                     8,000             764
Hartford Financial Services Group                        32,700           1,858
Household International                                  67,700           3,089
Huntington Bancshares                                    29,600             916
J.P. Morgan                                              24,500           3,023
Jefferson-Pilot                                          14,900           1,009
KeyCorp                                                  63,800           1,934
Lehman Brothers Holdings                                 16,300             974
Lincoln National                                         14,200           1,404
Lowe's                                                   15,900           1,187
Marsh & McLennan                                         36,100           2,678
MBIA                                                     13,900             806
MBNA                                                    112,400           2,684
Mellon Bank                                              36,600           2,576
Mercantile Bancorp                                       22,100           1,050
Merrill Lynch                                            49,700           4,395
MGIC Investment                                          15,300             536
Morgan Stanley Dean Witter                               81,000           8,095
National City                                            46,300           3,073
Northern Trust                                           15,600           1,385
PNC Bank                                                 42,200           2,345
Progressive                                              10,200           1,464
Provident                                                19,000             657
Providian Financial                                      19,800           2,178
Regions Financial                                        31,000           1,073
Republic New York                                        15,000             692
Safeco                                                   19,100             772
SLM Holding                                              23,200             969
St. Paul                                                 33,000           1,025
State Street                                             22,500           1,849
Summit Bancorp                                           24,300             948
Suntrust Banks                                           44,500           2,770


                         10        '99 SEMIANNUAL REPORT    FIRST AMERICAN FUNDS

                                                                 LARGE CAP FUNDS
EQUITY INDEX FUND (CONTINUED)

DESCRIPTION                                              SHARES      VALUE (000)
--------------------------------------------------------------------------------
Synovus Financial                                        37,500    $        766
Torchmark                                                19,700             623
Transamerica                                             17,400           1,235
U.S. Bancorp                                            101,700           3,464
Union Planters                                           19,100             839
Unum                                                     19,400             923
Wachovia                                                 28,400           2,306
Washington Mutual                                        83,100           3,397
Wells Fargo                                             226,600           7,945
                                                                   ------------
                                                                        234,959
                                                                   ------------
HEALTH CARE -- 11.7%
Abbott Laboratories                                     212,700           9,957
Aetna                                                    20,000           1,660
Allergan                                                  9,200             808
Alza, Cl A*                                              12,200             467
American Home Products                                  184,700          12,052
Amgen*                                                   71,400           5,346
Bausch & Lomb                                             7,900             514
Baxter International                                     40,100           2,647
Becton Dickinson                                         34,600           1,326
Biomet                                                   15,700             658
Boston Scientific*                                       55,100           2,235
Bristol-Myers Squibb                                    278,400          17,905
C.R. Bard                                                 7,500             378
Columbia/HCA Healthcare                                  90,500           1,714
Eli Lilly                                               154,100          13,079
Guidant                                                  42,200           2,553
HCR Manor Care*                                          15,500             354
HEALTHSOUTH*                                             59,300             615
Humana*                                                  23,500             405
Johnson & Johnson                                       188,400          17,651
Mallinckrodt                                             10,000             266
Medtronic                                                68,700           4,929
Merck                                                   333,800          26,767
Pfizer                                                  181,900          25,239
Pharmacia & Upjohn                                       71,200           4,441
Schering Plough                                         205,900          11,389
St. Jude Medical*                                        11,800             288
Tenet Healthcare*                                        43,400             822
United Healthcare                                        26,100           1,374
Warner Lambert                                          115,100           7,618
                                                                   ------------
                                                                        175,457
                                                                   ------------
TECHNOLOGY -- 19.9%
3Com*                                                    50,300           1,173
Adobe Systems                                             9,200             522
Advanced Micro Devices*                                  20,300             315
America Online*                                         128,400          18,746
Andrew*                                                  12,100             149
Apple Computer*                                          18,900             679
Applied Materials*                                       51,800           3,195
Ascend Communications*                                   30,400           2,544
Autodesk                                                  6,500             263
Automatic Data Processing                                84,700           3,504
BMC Software*                                            30,200           1,119
Cabletron Systems*                                       23,100             189
Ceridian*                                                20,000             731
Cisco Systems*                                          221,300          24,246
Compaq Computer                                         238,200           7,548
Computer Associates International                        75,400           2,681
Computer Sciences*                                       22,200           1,225
Compuware*                                               51,600           1,232


EQUITY INDEX FUND (CONTINUED)

DESCRIPTION                                              SHARES      VALUE (000)
--------------------------------------------------------------------------------
Data General*                                             6,900    $         70
Dell Computer*                                          357,000          14,592
Eastman Kodak                                            45,400           2,900
EG&G                                                      6,300             166
Electronic Data Systems                                  69,100           3,364
EMC*                                                     70,300           8,981
Equifax                                                  20,700             712
First Data                                               62,000           2,651
Gateway 2000*                                            21,900           1,502
General Instrument*                                      23,500             712
Harris                                                   11,200             321
Hewlett Packard                                         145,300           9,853
IBM                                                     130,800          23,184
IKON Office Solutions                                    19,000             243
Intel                                                   233,600          27,769
KLA Instruments*                                         12,200             592
LSI Logic*                                               19,800             618
Lucent Technologies                                     184,300          19,858
Micron Technology*                                       29,900           1,443
Microsoft*                                              698,800          62,630
Momentum Business Applications*                             654               6
Motorola                                                 84,100           6,160
National Semiconductor*                                  23,300             217
Northern Telecom                                         91,400           5,678
Novell*                                                  49,300           1,242
Oracle Systems*                                         204,299           5,388
Parametric Technology*                                   38,100             752
Paychex                                                  22,900           1,086
Peoplesoft*                                              32,700             478
Perkin Elmer                                              7,000             679
Polaroid                                                  6,100             122
Raytheon Company, Cl B                                   47,200           2,767
Scientific-Atlanta                                       10,500             286
Seagate Technology*                                      34,400           1,017
Shared Medical Systems                                    3,700             206
Silicon Graphics*                                        26,300             439
Sun Microsystems*                                        53,300           6,666
Tektronix                                                 6,600             167
Tellabs*                                                 27,200           2,659
Texas Instruments                                        54,600           5,419
Unisys*                                                  35,800             991
W.W. Grainger                                            13,300             573
Xerox                                                    92,000           4,911
                                                                   ------------
                                                                        300,131
                                                                   ------------
TRANSPORTATION -- 0.9%
AMR*                                                     25,600           1,499
Burlington Northern Santa Fe                             65,700           2,160
CSX                                                      30,600           1,191
Delta Air Lines                                          20,000           1,390
Federal Express*                                         20,700           1,921
Norfolk Southern                                         53,100           1,401
Ryder System                                             10,000             276
Southwest Airlines                                       47,100           1,425
U.S. Air Group*                                          12,200             596
Union Pacific                                            34,700           1,854
                                                                   ------------
                                                                         13,713
                                                                   ------------
UTILITIES -- 2.6%
AES*                                                     25,300             942
Ameren                                                   19,200             695
American Electric Power                                  26,800           1,064
Baltimore Gas & Electric                                 20,900             530


                         11        '99 SEMIANNUAL REPORT    FIRST AMERICAN FUNDS

STATEMENTS OF
NET ASSETS      MARCH 31, 1999 (UNAUDITED)

EQUITY INDEX FUND (CONTINUED)

DESCRIPTION                                    SHARES/PAR (000)      VALUE (000)
--------------------------------------------------------------------------------
Carolina Power & Light                                   21,200    $        802
Central & South West                                     29,800             698
Cinergy                                                  22,200             611
Coastal                                                  29,800             983
Columbia Gas Systems                                     11,700             611
Consolidated Edison                                      32,700           1,482
Consolidated Natural Gas                                 13,400             652
Dominion Resources of Virginia                           27,400           1,012
DTE Energy                                               20,300             780
Duke Power                                               50,700           2,769
Eastern Enterprises                                       3,200             116
Edison International                                     49,400           1,099
Enron                                                    46,300           2,975
Entergy                                                  34,600             952
FirstEnergy                                              33,200             928
FPL Group                                                25,300           1,347
GPU                                                      17,900             668
New Century Energies                                     16,000             545
Niagara Mohawk Holdings*                                 26,300             353
Nicor                                                     6,700             241
Northern States Power                                    21,400             496
ONEOK                                                     4,400             109
Pacificorp                                               41,700             719
PECO Energy                                              31,400           1,452
Peoples Energy                                            5,000             162
PG&E                                                     53,600           1,665
PP&L Resources                                           21,200             525
Public Service Enterprise Group                          32,000           1,222
Reliant Energy                                           39,900           1,040
Sempra Energy                                            33,599             645
Sonat                                                    15,400             462
Southern                                                 97,700           2,278
Texas Utilities                                          39,600           1,651
Unicom                                                   30,400           1,112
Williams                                                 59,900           2,366
                                                                   ------------
                                                                         38,759
                                                                   ------------

TOTAL COMMON STOCKS
    (Cost $856,847)                                                   1,469,480
                                                                   ------------

U.S. TREASURY OBLIGATION -- 0.3%
U.S. Treasury Bill
    4.439%, 06/17/99 (A)                           $      5,000           4,953
                                                                   ------------

TOTAL U.S. TREASURY OBLIGATION
    (Cost $4,953)                                                         4,953
                                                                   ------------

WARRANT -- 0.0%
U.S. Surgical*                                               13              --
                                                                   ------------

TOTAL WARRANT
    (Cost $0)                                                                --
                                                                   ------------

RELATED PARTY MONEY MARKET FUND -- 0.8%
First American Prime Obligations
    Fund (B)                                         11,619,020          11,619
                                                                   ------------

TOTAL RELATED PARTY MONEY MARKET FUND
    (Cost $11,619)                                                       11,619
                                                                   ------------

TOTAL INVESTMENTS -- 98.8%
    (Cost $873,419)                                                   1,486,052
                                                                   ------------
OTHER ASSETS AND LIABILITIES, NET -- 1.2% (C)                            18,727
                                                                   ------------


EQUITY INDEX FUND (CONCLUDED)

DESCRIPTION                                                          VALUE (000)
--------------------------------------------------------------------------------
NET ASSETS:
Portfolio Capital--Class-A
   ($.0001 par value--2 billion authorized)
   based on 3,510,008 outstanding shares                           $     73,417
Portfolio Capital--Class-B
   ($.0001 par value--2 billion authorized)
   based on 3,056,630 outstanding shares                                 62,130
Portfolio Capital--Class-C
   ($.0001 par value--2 billion authorized)
   based on 162,678 outstanding shares                                    4,133
Portfolio Capital--Class-Y
   ($.0001 par value--2 billion authorized)
   based on 52,052,757 outstanding shares                               740,261
Undistributed net investment income                                         301
Accumulated net realized gain on investments                             12,078
Net unrealized appreciation of investments
   and open futures contracts                                           612,459
                                                                   ------------
TOTAL NET ASSETS -- 100.0%                                         $  1,504,779
                                                                   ------------
Net asset value per share--Class-A                                 $      25.61

Maximum sales charge of  5.25% (D)                                         1.42
                                                                   ------------
Offering price per share--Class-A                                  $      27.03
                                                                   ------------
Net asset value and offering
   price per share--Class-B (E)                                    $      25.46
                                                                   ------------
Net asset value per share--Class-C (F)                             $      25.60

Maximum sales charge of  1.00% (G)                                         0.26
                                                                   ------------
Offering price per share--Class-C                                  $      25.86
                                                                   ------------
Net asset value, offering price, and
   redemption price per share--Class-Y                             $      25.61
                                                                   ------------

*  Non-income producing security

(A)Security has been deposited as initial margin on open futures contracts. Yield shown is effective yield at date of purchase.

(B)This money market fund is advised by U.S. Bank National Association who also serves as advisor for this fund. See also the notes to the financial statements.

(C)Other assets and liabilities representing greater than five percent of total net assets include the following (000):
   Cash collateral received for securities on loan  $ 370,308
   Payable upon return of securities on loan        $(370,308)

(D)The offering price is calculated by dividing the net asset value by 1 minus the maximum sales charge of 5.25%.

(E)Class-B has a contingent deferred sales charge. For a description of a possible redemption charge, see the notes to the financial statements.

(F)Class-C has a contingent deferred sales charge. For a description of a possible redemption charge, see the notes to the financial statements.

(G)The offering price is calculated by dividing the net asset value by 1 minus the maximum sales charge of 1.00%.

ADR--American Depositary Receipt
Cl--Class
FHLMC--Federal Home Loan Mortgage Corporation
FNMA--Federal National Mortgage Association
PLC--Public Liability Company

The accompanying notes are an integral part of the financial statements.


                         12        '99 SEMIANNUAL REPORT    FIRST AMERICAN FUNDS

                                                                 LARGE CAP FUNDS
LARGE CAP GROWTH FUND

DESCRIPTION                                              SHARES      VALUE (000)
--------------------------------------------------------------------------------
COMMON STOCKS -- 98.3%

BASIC MATERIALS -- 6.1%
E.I. du Pont de Nemours                                 309,000    $     17,941
Ecolab                                                  440,000          15,620
Monsanto                                                609,000          27,976
                                                                   ------------
                                                                         61,537
                                                                   ------------
CAPITAL GOODS -- 2.6%
General Electric                                        237,000          26,218
                                                                   ------------
COMMUNICATION SERVICES -- 10.6%
AT&T                                                    211,000          16,840
MCI WorldCom*                                           413,000          36,576
Nextel Communications, Cl A*                            505,000          18,496
Nokia, ADR                                              222,000          34,576
                                                                   ------------
                                                                        106,488
                                                                   ------------
CONSUMER CYCLICALS -- 5.5%
Gap                                                     150,000          10,097
Home Depot                                              161,000          10,022
Masco                                                   507,000          14,323
Wal-Mart Stores                                         230,000          21,203
                                                                   ------------
                                                                         55,645
                                                                   ------------
CONSUMER STAPLES -- 13.5%
Cardinal Health                                         130,000           8,580
Coca-Cola                                               293,000          17,983
Cox Communications*                                     247,000          18,679
Kimberly Clark                                          225,000          10,786
McDonald's                                              140,000           6,344
Mediaone Group*                                         168,000          10,668
PepsiCo                                                 276,000          10,816
Philip Morris                                           312,000          10,978
Procter & Gamble                                        209,000          20,469
Sara Lee                                                388,000           9,603
ServiceMaster                                           568,500          11,548
                                                                   ------------
                                                                        136,454
                                                                   ------------
ENERGY -- 3.7%
Exxon                                                   210,340          14,842
Mobil                                                   101,000           8,888
Schlumberger                                            223,200          13,434
                                                                   ------------
                                                                         37,164
                                                                   ------------
FINANCIALS -- 12.3%
American Express                                        163,400          19,200
American International Group                             90,000          10,856
Associates First Capital                                248,000          11,160
Bank of New York                                        351,000          12,614
FNMA                                                    416,700          28,856
Mellon Bank                                             240,000          16,890
Morgan Stanley Dean Witter                              132,550          13,247
Progressive                                              76,000          10,906
                                                                   ------------
                                                                        123,729
                                                                   ------------


LARGE CAP GROWTH FUND (CONTINUED)

DESCRIPTION                                              SHARES      VALUE (000)
--------------------------------------------------------------------------------
HEALTH CARE -- 18.5%
Biogen*                                                  51,000    $      5,830
Bristol-Myers Squibb                                    136,000           8,747
Guidant                                                 173,000          10,467
Johnson & Johnson                                       242,150          22,686
Medtronic                                               287,000          20,592
Merck                                                   324,000          25,981
Pfizer                                                  260,000          36,075
Pharmacia & Upjohn                                      181,000          11,290
Schering Plough                                         161,000           8,905
SmithKline Beecham, ADR                                 215,000          15,373
United Healthcare                                       383,000          20,155
                                                                   ------------
                                                                        186,101
                                                                   ------------
TECHNOLOGY -- 21.8%
America Online*                                         136,000          19,856
Ascend Communications*                                  106,000           8,871
Cisco Systems*                                          313,000          34,293
Dell Computer*                                          240,000           9,810
Electronic Data Systems                                 370,000          18,014
EMC*                                                    192,000          24,528
IBM                                                      51,000           9,040
Lucent Technologies                                     165,000          17,779
Microsoft*                                              458,000          41,048
Sun Microsystems*                                        91,000          11,381
Sungard Data Systems*                                   267,700          10,708
Tellabs*                                                151,000          14,760
                                                                   ------------
                                                                        220,088
                                                                   ------------
TRANSPORTATION -- 1.1%
Southwest Airlines                                      360,000          10,890
                                                                   ------------
UTILITIES -- 2.6%
Enron                                                   411,000          26,407
                                                                   ------------

TOTAL COMMON STOCKS
    (Cost $592,446)                                                     990,721
                                                                   ------------

PREFERRED CONVERTIBLE STOCKS -- 1.0%
Airtouch Communications, Cl C                            76,000          10,222
                                                                   ------------

TOTAL PREFERRED CONVERTIBLE STOCKS
    (Cost $4,257)                                                        10,222
                                                                   ------------

RELATED PARTY MONEY MARKET FUND -- 0.6%
First American Prime Obligations
    Fund (A)                                          6,634,147           6,634
                                                                   ------------

TOTAL RELATED PARTY MONEY MARKET FUND
    (Cost $6,634)                                                         6,634
                                                                   ------------

TOTAL INVESTMENTS -- 99.9%
    (Cost $603,337)                                                   1,007,577
                                                                   ------------
OTHER ASSETS AND LIABILITIES, NET -- 0.1% (B)                               513
                                                                   ------------


                         13        '99 SEMIANNUAL REPORT    FIRST AMERICAN FUNDS

STATEMENTS OF
NET ASSETS      MARCH 31, 1999 (UNAUDITED)

LARGE CAP GROWTH FUND (CONCLUDED)

DESCRIPTION                                                          VALUE (000)
--------------------------------------------------------------------------------
NET ASSETS:
Portfolio Capital--Class-A
   ($.0001 par value--2 billion authorized)
   based on 8,218,318 outstanding shares                           $     75,885
Portfolio Capital--Class-B
   ($.0001 par value--2 billion authorized)
   based on 871,998 outstanding shares                                   12,572
Portfolio Capital--Class-C
   ($.0001 par value--2 billion authorized)
   based on 2,160 outstanding shares                                         41
Portfolio Capital--Class-Y
   ($.0001 par value--2 billion authorized)
   based on 43,142,151 outstanding shares                               417,573
Undistributed net investment income                                         589
Accumulated net realized gain on investments                             97,190
Net unrealized appreciation of investments                              404,240
                                                                   ------------
TOTAL NET ASSETS -- 100.0%                                         $  1,008,090
                                                                   ------------
Net asset value and redemption
   price per share--Class-A                                        $      19.25

Maximum sales charge of 5.25%  (C)                                         1.07
                                                                   ------------
Offering price per share--Class-A                                  $      20.32
                                                                   ------------
Net asset value and offering
   price per share--Class-B (D)                                    $      18.95
                                                                   ------------
Net asset value per share--Class-C (E)                             $      19.23

Maximum sales charge of 1.00%  (F)                                         0.19
                                                                   ------------
Offering price per share--Class-C                                  $      19.42
                                                                   ------------
Net asset value, offering price, and
   redemption price per share--Class-Y                             $      19.32
                                                                   ------------

*  Non-income producing security

(A)This money market fund is advised by U.S. Bank National Association who also serves as advisor for this fund. See also the notes to the financial statements.

(B)Other assets and liabilities representing greater than five percent of total net assets include the following (000):
   Cash collateral received for securities on loan  $ 280,034
   Payable upon return of securities on loan        $(280,034)

(C)The offering price is calculated by dividing the net asset value by 1 minus the maximum sales charge of 5.25%.

(D)Class-B has a contingent deferred sales charge. For a description of a possible redemption charge, see the notes to the financial statements.

(E)Class-C has a contingent deferred sales charge. For a description of a possible redemption charge, see the notes to the financial statements.

(F)The offering price is calcluated by dividing the net asset value by 1 minus the maximum sales charge of 1.00%. ADR--American Depositary Receipt Cl--Class

FNMA--Federal National Mortgage Association

The accompanying notes are an integral part of the financial statements.


LARGE CAP VALUE FUND

DESCRIPTION                                              SHARES      VALUE (000)
--------------------------------------------------------------------------------
COMMON STOCKS -- 95.1%

BASIC MATERIALS -- 7.3%
Air Products & Chemicals                                 39,600    $      1,356
Alcoa                                                   247,800          10,206
Bemis                                                   361,600          11,232
E.I. du Pont de Nemours                                 678,700          39,407
International Paper                                     590,700          24,920
Praxair                                                 864,400          31,172
                                                                   ------------
                                                                        118,293
                                                                   ------------
CAPITAL GOODS -- 2.2%
Allied Signal                                            84,200           4,142
General Electric                                         56,100           6,206
Minnesota Mining & Manufacturing                        361,100          25,548
                                                                   ------------
                                                                         35,896
                                                                   ------------
COMMUNICATION SERVICES -- 8.1%
Ameritech                                               384,400          22,247
AT&T                                                    364,300          29,076
Bell Atlantic                                           790,712          40,870
Deutsche Telekom, ADR                                   884,100          35,751
GTE                                                      56,100           3,394
                                                                   ------------
                                                                        131,338
                                                                   ------------
CONSUMER CYCLICALS -- 4.4%
Federated Department Stores*                            835,700          33,532
Ford Motor                                               79,500           4,512
May Department Stores                                   862,400          33,741
                                                                   ------------
                                                                         71,785
                                                                   ------------
CONSUMER STAPLES -- 9.4%
ConAgra                                               1,264,500          32,324
General Mills                                           542,800          41,015
Kimberly Clark                                          875,600          41,974
Procter & Gamble                                         23,400           2,292
Sara Lee                                              1,379,000          34,130
                                                                   ------------
                                                                        151,735
                                                                   ------------
ENERGY -- 8.3%
Elf Aquitaine, ADR                                      634,900          42,737
Exxon                                                   420,600          29,679
Royal Dutch Petroleum                                   634,800          33,010
Texaco                                                  499,600          28,352
                                                                   ------------
                                                                        133,778
                                                                   ------------
FINANCIALS -- 22.7%
Allstate                                              1,127,800          41,799
AMBAC                                                   458,500          24,759
American Express                                        296,700          34,862
Associates First Capital                                 79,054           3,557
BankAmerica                                              42,364           2,992
BankBoston                                              601,500          26,053
Chase Manhattan                                         565,500          45,982
Chubb                                                    37,400           2,190
Cigna                                                   449,300          37,657
FNMA                                                    151,800          10,512
Household International                                 614,000          28,014
KeyCorp                                                 731,000          22,158
Mellon Bank                                             577,400          40,635
Unum                                                    335,700          15,967
Wells Fargo                                             811,800          28,464
                                                                   ------------
                                                                        365,601
                                                                   ------------


                         14        '99 SEMIANNUAL REPORT    FIRST AMERICAN FUNDS

                                                                 LARGE CAP FUNDS
LARGE CAP VALUE FUND (CONTINUED)

DESCRIPTION                                              SHARES      VALUE (000)
--------------------------------------------------------------------------------
HEALTH CARE -- 9.1%
Abbott Laboratories                                      96,100    $      4,499
American Home Products                                  727,000          47,437
Johnson & Johnson                                        42,100           3,944
Merck                                                    74,800           5,998
Pharmacia & Upjohn                                      911,000          56,824
United Healthcare                                       524,700          27,612
                                                                   ------------
                                                                        146,314
                                                                   ------------
TECHNOLOGY -- 15.8%
3Com*                                                   897,400          20,921
Electronic Data Systems                               1,095,100          53,318
First Data                                              931,700          39,830
IBM                                                     241,278          42,767
Motorola                                                612,700          44,880
Raytheon, Cl A                                          419,840          24,246
Seagate Technology*                                   1,009,900          29,855
                                                                   ------------
                                                                        255,817
                                                                   ------------
TRANSPORTATION -- 2.1%
Union Pacific                                           619,100          33,083
                                                                   ------------
UTILITIES -- 5.7%
Duke Power                                              440,100          24,040
Enron                                                    56,100           3,604
FPL Group                                               766,400          40,811
Southern                                              1,020,900          23,800
                                                                   ------------
                                                                         92,255
                                                                   ------------

TOTAL COMMON STOCKS
    (Cost $1,290,003)                                                 1,535,895
                                                                   ------------

WARRANT -- 0.0%
Sound Advice*                                             2,617              --
                                                                   ------------

TOTAL WARRANT
    (Cost $0)                                                                --
                                                                   ------------

RELATED PARTY MONEY MARKET FUND -- 3.1%
First American Prime Obligations
    Fund (A)                                         49,928,248          49,928
                                                                   ------------

TOTAL RELATED PARTY MONEY MARKET FUND
    (Cost $49,928)                                                       49,928
                                                                   ------------

TOTAL INVESTMENTS -- 98.2%
    (Cost $1,339,931)                                                 1,585,823
                                                                   ------------
OTHER ASSETS AND LIABILITIES, NET -- 1.8% (B)                            29,171
                                                                   ------------


LARGE CAP VALUE FUND (CONCLUDED)

DESCRIPTION                                                          VALUE (000)
--------------------------------------------------------------------------------
NET ASSETS:
Portfolio Capital--Class-A
   ($.0001 par value--2 billion authorized)
   based on 8,002,003 outstanding shares                           $    136,996
Portfolio Capital--Class-B
   ($.0001 par value--2 billion authorized)
   based on 2,781,418 outstanding shares                                 62,492
Portfolio Capital--Class-C
   ($.0001 par value--2 billion authorized)
   based on 5,050 outstanding shares                                        114
Portfolio Capital--Class-Y
   ($.0001 par value--2 billion authorized)
   based on 60,356,822 outstanding shares                             1,081,604
Undistributed net investment income                                         180
Accumulated net realized gain on investments                             87,716
Net unrealized appreciation of investments                              245,892
                                                                   ------------
TOTAL NET ASSETS -- 100.0%                                         $  1,614,994
                                                                   ------------
Net asset value and redemption
   price per share--Class-A                                        $      22.67

Maximum sales charge of  5.25% (C)                                         1.26
                                                                   ------------
Offering price per share--Class-A                                  $      23.93
                                                                   ------------
Net asset value and offering
   price per share--Class-B (D)                                    $      22.44
                                                                   ------------
Net asset value per share--Class-C (E)                             $      22.66

Maximum sales charge of 1.00%  (F)                                         0.23
                                                                   ------------
Offering price per share--Class-C                                  $      22.89
                                                                   ------------
Net asset value, offering price, and
   redemption price per share--Class-Y                             $      22.72
                                                                   ------------

*Non-income producing security

(A)This money market fund is advised by U.S. Bank National Association who also serves as advisor for this fund. See also the notes to the financial statements.

(B)Other assets and liabilities representing greater than five percent of total net assets include the following (000):
   Cash collateral received for securities on loan  $ 219,142
   Payable upon return of securities on loan        $(219,142)

(C)The offering price is calculated by dividing the net asset value by 1 minus the maximum sales charge of 5.25%.

(D)Class-B has a contingent deferred sales charge. For a description of a possible redemption charge, see the notes to the financial statements.

(E)Class-C has a contingent deferred sales charge. For a description of a possible redemption charge, see the notes to the financial statements.

(F)The offering price is calcluated by dividing the net asset value by 1 minus the maximum sales charge of 1.00%.

ADR--American Depositary Receipt
AMBAC--American Municipal Bond Assurance Company
Cl--Class
FNMA--Federal National Mortgage Association

The accompanying notes are an integral part of the financial statements.


                         15        '99 SEMIANNUAL REPORT    FIRST AMERICAN FUNDS

STATEMENTS OF
OPERATIONS      FOR THE SIX MONTHS ENDED MARCH 31, 1999 (UNAUDITED)
                IN THOUSANDS

                                                             BALANCED    EQUITY INCOME     EQUITY INDEX
                                                                 FUND             FUND             FUND
-------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
Interest                                                    $   8,146+       $   1,615+       $   1,405+
Dividends                                                       2,717            4,903            8,719
-------------------------------------------------------------------------------------------------------
TOTAL INVESTMENT INCOME                                        10,863            6,518           10,124
=======================================================================================================
EXPENSES:
Investment advisory fees                                        2,090            1,379            4,687
Less: Waiver of investment advisory fees                         (323)            (248)          (3,562)
Administrator fees                                                325              214              730
Transfer agent fees                                               135               37              158
Custodian fees                                                     90               59              201
Directors' fees                                                     6                4               13
Registration fees                                                  28               12               47
Professional fees                                                   7                5               17
Printing                                                           18               12               41
Distribution fees - class-A                                        99               16               84
Distribution fees - class-B                                       310               48              295
Distribution fees - class-C                                        --               --                3
Other                                                              14                4               12
-------------------------------------------------------------------------------------------------------
TOTAL NET EXPENSES                                              2,799            1,542            2,726
=======================================================================================================
Investment income - net                                         8,064            4,976            7,398
-------------------------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAINS
ON INVESTMENTS - NET:
Net realized gain on investments                               31,644           30,423            5,537
Net realized gain on futures contracts                             --               --           10,452
Net change in unrealized appreciation of investments           17,131           20,104          284,216
Net change in unrealized appreciation
 of futures contracts                                              --               --               21
-------------------------------------------------------------------------------------------------------
NET GAIN ON INVESTMENTS                                        48,775           50,527          300,226
=======================================================================================================
NET INCREASE IN NET ASSETS
 RESULTING FROM OPERATIONS                                  $  56,839        $  55,503        $ 307,624
=======================================================================================================

+ Includes income from securities lending program. See the Notes to the Financial Statements for additional information.


The accompanying notes are an integral part of the financial statements.


                         16        '99 SEMIANNUAL REPORT    FIRST AMERICAN FUNDS

                                                                 LARGE CAP FUNDS

      LARGE CAP        LARGE CAP
    GROWTH FUND       VALUE FUND
--------------------------------

      $   1,210+       $   1,530+
          4,806           12,850
--------------------------------
          6,016           14,380
================================

          3,227            5,501
           (369)            (706)
            502              856
             92              243
            138              236
              9               16
             39               63
             12               20
             28               47
            190              231
             67              310
             --               --
             10               15
--------------------------------
          3,945            6,832
================================
          2,071            7,548
--------------------------------


         97,727          112,439
             --               --
        159,557          153,936

             --               --
--------------------------------
        257,284          266,375
================================

      $ 259,355        $ 273,923
================================


                         17        '99 SEMIANNUAL REPORT    FIRST AMERICAN FUNDS

STATEMENTS OF
CHANGES IN NET ASSETS  IN THOUSANDS

                                                                           BALANCED                EQUITY                    EQUITY
                                                                               FUND           INCOME FUND                INDEX FUND
-----------------------------------------------------------------------------------------------------------------------------------
                                                                 10/1/98    10/1/97    10/1/98    10/1/97      10/1/98      10/1/97
                                                                      to         to         to         to           to           to
                                                                 3/31/99    9/30/98    3/31/99    9/30/98      3/31/99      9/30/98
-----------------------------------------------------------------------------------------------------------------------------------
                                                              (unaudited)           (unaudited)             (unaudited)
OPERATIONS:
Investment income - net                                        $   8,064  $  17,317  $   4,976  $  11,169  $     7,398  $    13,094
Net realized gain on investments                                  31,644     64,326     30,423     21,440        5,537       45,838
Net realized gain (loss) on futures contracts                         --         --         --         --       10,452       (1,079)
Net change in unrealized appreciation (depreciation)
 of investments                                                   17,131    (76,426)    20,104      1,279      284,216       10,202
Net change in unrealized appreciation (depreciation)
 of futures contracts                                                 --         --         --         --           21         (147)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from operations   56,839      5,217     55,503     33,888      307,624       67,908
-----------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Investment income - net:
  Class-A                                                         (1,041)    (1,407)      (152)      (268)        (320)        (402)
  Class-B                                                           (593)    (1,183)       (84)      (143)         (84)        (155)
  Class-C                                                             --         --         (1)        --           (2)          --
  Class-Y                                                         (6,466)   (14,657)    (4,894)   (10,657)      (7,088)     (12,321)
Net realized gain on investments:
  Class-A                                                         (8,756)    (2,532)      (662)      (524)      (1,098)      (1,395)
  Class-B                                                         (6,690)    (3,406)      (506)      (372)        (996)      (1,890)
  Class-C                                                             --         --         --         --           --           --
  Class-Y                                                        (51,649)   (31,658)   (20,399)   (20,162)     (21,802)     (39,689)
-----------------------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                                              (75,195)   (54,843)   (26,698)   (32,126)     (31,390)     (55,852)
===================================================================================================================================
CAPITAL SHARE TRANSACTIONS(1):
Class-A
  Proceeds from sales                                              9,130     17,972      4,892     18,729       39,628       86,010
  Shares issued in connection with acquisition of
   Qualivest Fund
   (FAIF Asset Allocation for Balanced Fund)                          --      2,346         --         --           --        5,782
  Shares issued in connection with acquisition of Piper Fund          --     43,884         --         --           --           --
  Reinvestment of distributions                                    9,398      3,794        617        554        1,350        1,588
  Payments for redemptions                                       (18,140)   (16,652)    (2,072)   (15,324)     (10,077)     (62,121)
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets from class-A transactions          388     51,344      3,437      3,959       30,901       31,259
-----------------------------------------------------------------------------------------------------------------------------------
Class-B
  Proceeds from sales                                              3,674     18,038      1,943      2,710       24,552       22,783
  Shares issued in connection with acquisition of
   Qualivest Fund
   (FAIF Asset Allocation for Balanced Fund)                          --      5,078         --         --           --           --
  Reinvestment of distributions                                    7,109      4,414        557        492        1,059        1,990
  Payments for redemptions                                        (5,835)    (7,174)      (917)    (1,228)      (3,624)      (3,576)
-----------------------------------------------------------------------------------------------------------------------------------
Increase in net assets from class-B transactions                   4,948     20,356      1,583      1,974       21,987       21,197
-----------------------------------------------------------------------------------------------------------------------------------
Class-C
  Proceeds from sales                                                189         --        249         --        4,132           --
  Reinvestment of distributions                                       --         --         --         --            2           --
  Payment for redemptions                                             --         --         --         --           (1)          --
-----------------------------------------------------------------------------------------------------------------------------------
Increase in net assets from class-C transactions                     189         --        249         --        4,133           --
-----------------------------------------------------------------------------------------------------------------------------------
Class-Y
  Proceeds from sales                                             54,134    126,347     36,514     47,160      267,187      294,141
  Shares issued in connection with the acquisition
   of Common Trust Fund Assets                                        --         --         --         --           --           --
  Shares issued in connection with acquisition
   of Qualivest Fund (FAIF Asset Allocation for Balanced Fund)        --     94,226         --         --           --      345,903
  Shares issued in connection with acquisition of Piper Fund          --         --         --         --           --           --
  Reinvestment of distributions                                   54,691     44,419      2,817      3,510       26,130       46,426
  Payments for redemptions                                      (138,022)  (188,151)   (42,035)   (63,003)    (208,453)    (261,290)
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets from class-Y transactions      (29,197)    76,841     (2,704)   (12,333)      84,864      425,180
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets from capital share
 transactions                                                    (23,672)   148,541      2,565     (6,400)     141,885      477,636
-----------------------------------------------------------------------------------------------------------------------------------
Total increase (decrease) in net assets                          (42,028)    98,915     31,370     (4,638)     418,119      489,692
NET ASSETS AT BEGINNING OF PERIOD                                593,018    494,103    379,176    383,814    1,086,660      596,968
===================================================================================================================================
NET ASSETS AT END OF PERIOD (2)                                $ 550,990  $ 593,018  $ 410,546  $ 379,176  $ 1,504,779  $ 1,086,660
===================================================================================================================================

(1)See note 4 in the notes to the financial statements for additional information.
(2)Includes undistributed net investment income (000) of $330 and $366 for Balanced Fund, $259 and $414 for Equity Income Fund, $301 and $397 for Equity Index Fund, $589 and $806 for Large Cap Growth Fund, $180 and $490 for Large Cap Value Fund, at March 31, 1999, and September 30, 1998, respectively.


The accompanying notes are an integral part of the financial statements.


                         18        '99 SEMIANNUAL REPORT    FIRST AMERICAN FUNDS

                                                                 LARGE CAP FUNDS

                    LARGE CAP                           LARGE CAP
                  GROWTH FUND                          VALUE FUND
-----------------------------------------------------------------
    10/1/98           10/1/97           10/1/98           10/1/97
         to                to                to                to
    3/31/99           9/30/98           3/31/99           9/30/98
-----------------------------------------------------------------
 (unaudited)                         (unaudited)

$     2,071       $     6,065       $     7,548       $    20,324
     97,727            95,953           112,439           214,528
         --                --                --                --

    159,557          (113,637)          153,936          (372,822)

         --                --                --                --
-----------------------------------------------------------------
    259,355           (11,619)          273,923          (137,970)
-----------------------------------------------------------------


       (232)             (150)             (764)           (1,171)
         --               (16)              (89)             (318)
         --                --                --                --
     (2,056)           (5,203)           (7,006)          (18,581)

    (16,050)           (1,066)          (27,729)           (5,825)
     (1,316)             (757)           (9,199)           (7,436)
         --                --                --                --
    (77,627)          (53,851)         (202,092)         (143,987)
-----------------------------------------------------------------
    (97,281)          (61,043)         (246,879)         (177,318)
=================================================================


     28,184            44,694            18,120            37,943


         --                --                --             9,139
         --           170,289                --           122,208
     15,207               833            24,196             7,470
    (53,289)          (66,502)          (34,816)          (29,938)
-----------------------------------------------------------------
     (9,898)          149,314             7,500           146,822
-----------------------------------------------------------------

      2,650             3,504             2,413            16,274


         --                --                --                --
      1,295               759             9,143             7,540
       (946)           (1,633)           (6,380)           (7,250)
-----------------------------------------------------------------
      2,999             2,630             5,176            16,564
-----------------------------------------------------------------

         41                --               114                --
         --                --                --                --
         --                --                --                --
-----------------------------------------------------------------
         41                --               114                --
-----------------------------------------------------------------

     95,323           176,400           177,964           377,320

         --                --                --           265,740

         --                --                --           161,636
         --                --                --            14,861
     21,629            11,815           116,440            96,891
    (96,346)         (137,884)         (199,877)         (482,975)
-----------------------------------------------------------------
     20,606            50,331            94,527           433,473
-----------------------------------------------------------------

     13,748           202,275           107,317           596,859
-----------------------------------------------------------------
    175,822           129,613           134,361           281,571
    832,268           702,655         1,480,633         1,199,062
=================================================================
$ 1,008,090       $   832,268       $ 1,614,994       $ 1,480,633
=================================================================


                         19        '99 SEMIANNUAL REPORT    FIRST AMERICAN FUNDS

FINANCIAL HIGHLIGHTS    FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS
                        ENDED SEPTEMBER 30, UNLESS OTHERWISE INDICATED

                                                       REALIZED AND
                            NET ASSET                    UNREALIZED       DIVIDENDS
                                VALUE            NET       GAINS OR        FROM NET   DISTRIBUTIONS
                            BEGINNING     INVESTMENT    (LOSSES) ON      INVESTMENT            FROM
                            OF PERIOD         INCOME    INVESTMENTS          INCOME   CAPITAL GAINS
---------------------------------------------------------------------------------------------------
BALANCED FUND
Class-A
  1999*(unaudited)           $13.98         $ 0.18         $ 1.10          $(0.18)         $(1.59)
  1998                        15.41           0.40          (0.30)          (0.41)          (1.12)
  1997                        13.14           0.39           2.85           (0.39)          (0.58)
  1996                        12.12           0.39           1.43           (0.39)          (0.41)
  1995                        10.54           0.38           1.72           (0.37)          (0.15)
  1994                        10.73           0.34          (0.02)          (0.34)          (0.17)
Class-B
  1999*(unaudited)           $13.93         $ 0.13         $ 1.08          $(0.13)         $(1.59)
  1998                        15.36           0.30          (0.31)          (0.30)          (1.12)
  1997                        13.10           0.29           2.84           (0.29)          (0.58)
  1996                        12.09           0.31           1.42           (0.31)          (0.41)
  1995                        10.53           0.29           1.71           (0.29)          (0.15)
  1994(1)                     10.66           0.06          (0.12)          (0.07)             --
Class-C
  1999(2)(unaudited)         $13.69         $ 0.07         $ 1.37          $(0.06)         $(1.59)
Class-Y
  1999*(unaudited)           $14.01         $ 0.19         $ 1.10          $(0.19)         $(1.59)
  1998                        15.43           0.44          (0.30)          (0.44)          (1.12)
  1997                        13.15           0.42           2.86           (0.42)          (0.58)
  1996                        12.13           0.42           1.43           (0.42)          (0.41)
  1995                        10.54           0.40           1.73           (0.39)          (0.15)
  1994(3)                     10.86           0.25          (0.32)          (0.25)             --
---------------------------------------------------------------------------------------------------
EQUITY INCOME FUND
Class-A
  1999*(unaudited)           $15.70         $ 0.19         $ 2.08          $(0.20)         $(0.90)
  1998                        15.69           0.41           0.86           (0.41)          (0.85)
  1997                        12.65           0.40           3.40           (0.41)          (0.35)
  1996                        11.24           0.39           1.42           (0.39)          (0.01)
  1995                         9.89           0.41           1.33           (0.39)             --
  1994(4)                      9.87           0.41             --           (0.39)             --
  1993(5)(6)                  10.00           0.57          (0.14)          (0.56)             --
Class-B
  1999*(unaudited)           $15.65         $ 0.13         $ 2.09          $(0.14)         $(0.90)
  1998                        15.62           0.30           0.87           (0.29)          (0.85)
  1997                        12.61           0.29           3.37           (0.30)          (0.35)
  1996                        11.20           0.31           1.42           (0.31)          (0.01)
  1995                         9.88           0.33           1.32           (0.33)             --
  1994(1)                      9.87           0.04           0.02           (0.05)             --
Class-C
  1999(2)(unaudited)         $16.62         $ 0.09         $ 0.24          $(0.08)         $   --
Class-Y
  1999*(unaudited)           $15.74         $ 0.21         $ 2.09          $(0.21)         $(0.90)
  1998                        15.70           0.46           0.88           (0.45)          (0.85)
  1997                        12.66           0.43           3.40           (0.44)          (0.35)
  1996                        11.24           0.42           1.43           (0.42)          (0.01)
  1995                         9.89           0.41           1.35           (0.41)             --
  1994(7)                      9.90           0.07          (0.03)          (0.05)             --
---------------------------------------------------------------------------------------------------
EQUITY INDEX FUND
Class-A
  1999*(unaudited)           $20.61         $ 0.11         $ 5.44          $(0.11)         $(0.44)
  1998                        20.76           0.24           1.39           (0.24)          (1.54)
  1997                        15.49           0.12           5.70           (0.12)          (0.43)
  1996                        13.35           0.27           2.32           (0.27)          (0.18)
  1995                        10.68           0.25           2.76           (0.25)          (0.09)
  1994                        10.60           0.25           0.09           (0.25)          (0.01)
Class-B
  1999*(unaudited)           $20.49         $ 0.03         $ 5.41          $(0.03)         $(0.44)
  1998                        20.67           0.09           1.36           (0.09)          (1.54)
  1997                        15.43           0.12           5.67           (0.12)          (0.43)
  1996                        13.30           0.17           2.31           (0.17)          (0.18)
  1995                        10.66           0.23           2.68           (0.18)          (0.09)
  1994(1)                     10.68           0.01           0.04           (0.07)             --
Class-C
  1999(2)(unaudited)         $25.35         $ 0.04         $ 0.24          $(0.03)         $   --
Class-Y
  1999*(unaudited)           $20.60         $ 0.14         $ 5.45          $(0.14)         $(0.44)
  1998                        20.74           0.29           1.40           (0.29)          (1.54)
  1997                        15.47           0.29           5.70           (0.29)          (0.43)
  1996                        13.34           0.31           2.31           (0.31)          (0.18)
  1995                        10.67           0.28           2.75           (0.27)          (0.09)
  1994(3)                     10.85           0.20          (0.18)          (0.20)             --
---------------------------------------------------------------------------------------------------

+  Returns are for the period indicated and have not been annualized.
* For the six month period ended March 31. All ratios for the period have been annualized.
(A)Excluding sales charges.
(1)Class-B shares have been offered since August 15, 1994. All ratios for the period have been annualized.
(2)For the six month period ended March 31. Class-C shares have been offered since February 1, 1999. All ratios for the period have been annualized.
(3)Class-Y shares have been offered since February 4, 1994. All ratios for the period have been annualized.

                         20        '99 SEMIANNUAL REPORT    FIRST AMERICAN FUNDS

                                                                 LARGE CAP FUNDS

                                                                                         RATIO OF
                                                                     RATIO OF NET     EXPENSES TO
    NET ASSET                                            RATIO OF      INVESTMENT         AVERAGE
        VALUE                          NET ASSETS     EXPENSES TO       INCOME TO      NET ASSETS       PORTFOLIO
       END OF          TOTAL               END OF         AVERAGE         AVERAGE      (EXCLUDING        TURNOVER
       PERIOD     RETURN (A)         PERIOD (000)      NET ASSETS      NET ASSETS        WAIVERS)            RATE
-----------------------------------------------------------------------------------------------------------------


     $13.49           9.43%+          $   76,083           1.05%           2.59%           1.16%             38%
      13.98           0.72                78,269           1.05            2.82            1.15             103
      15.41          25.80                32,309           1.05            2.74            1.13              84
      13.14          15.61                20,927           1.05            3.05            1.14              73
      12.12          20.57                15,288           0.99            3.41            1.19              77
      10.54           3.02                13,734           0.77            2.63            1.24              98

     $13.42           8.94%+          $   62,235           1.80%           1.83%           1.91%             38%
      13.93          (0.02)               59,323           1.80            2.02            1.90             103
      15.36          24.93                43,707           1.80            1.99            1.88              84
      13.10          14.78                15,542           1.80            2.32            1.89              73
      12.09          19.58                 3,120           1.79            2.60            1.94              77
      10.53          (0.55)+                 270           1.75            2.80            2.05              98

     $13.48          (1.10)%+         $      189           1.80%           1.51%           1.91%             38%

     $13.52           9.54%+          $  412,483           0.80%           2.84%           0.91%             38%
      14.01           1.03               455,426           0.80            3.01            0.90             103
      15.43          26.17               418,087           0.80            2.99            0.88              84
      13.15          15.89               332,786           0.80            3.31            0.89              73
      12.13          20.89               192,145           0.79            3.61            0.94              77
      10.54          (0.64)+             125,285           0.75            3.51            1.05              98
-----------------------------------------------------------------------------------------------------------------


     $16.87          14.99%+          $   15,384           1.00%           2.30%           1.13%             17%
      15.70           8.38                11,018           1.00            2.58            1.12              14
      15.69          31.16                 7,276           1.00            2.96            1.17              39
      12.65          16.41                 2,581           1.00            3.25            1.20              23
      11.24          18.06                 1,995           0.92            3.91            1.31              23
       9.89           4.22+                1,852           0.88            4.88            1.39             108
       9.87           4.44+               28,786           0.75            6.09            1.36              68

     $16.83          14.71%+          $   10,860           1.75%           1.56%           1.88%             17%
      15.65           7.77                 8,570           1.75            1.81            1.87              14
      15.62          30.06                 6,619           1.75            2.19            1.92              39
      12.61          15.66                 3,770           1.75            2.49            1.95              23
      11.20          17.10                 1,233           1.75            3.05            2.06              23
       9.88           0.57+                    1           1.75            4.39            2.14             108

     $16.87           1.97%+          $      253           1.75%           1.35%           1.88%             17%

     $16.93          15.22%+          $  384,049           0.75%           2.56%           0.88%             17%
      15.74           8.85               359,588           0.75            2.81            0.87              14
      15.70          31.45               369,919           0.75            3.12            0.92              39
      12.66          16.79                64,590           0.75            3.50            0.95              23
      11.24          18.24                52,126           0.75            4.11            1.06              23
       9.89           0.45+               17,489           0.75            5.61            1.14             108
-----------------------------------------------------------------------------------------------------------------


     $25.61          27.23%+          $   89,907           0.60%           0.91%           1.13%              1%
      20.61           8.50                46,010           0.60            1.11            1.13              14
      20.76          39.47                15,977           0.60            1.36            1.13               8
      15.49          19.75                 6,221           0.60            1.87            1.15              10
      13.35          28.90                 2,140           0.57            2.16            1.20               9
      10.68           3.25                   758           0.35            2.23            1.23              11

     $25.46          26.83%+          $   77,807           1.35%           0.16%           1.88%              1%
      20.49           7.66                44,122           1.35            0.37            1.88              14
      20.67          38.45                23,733           1.35            0.61            1.88               8
      15.43          18.95                 8,252           1.35            1.11            1.90              10
      13.30          27.87                 1,197           1.35            1.34            1.95               9
      10.66           0.48+                   29           1.35            1.68            2.03              11

     $25.60           1.11%+          $    4,165           1.35%           0.08%           1.88%              1%

     $25.61          27.44%+          $1,332,900           0.35%           1.16%           0.88%              1%
      20.60           8.82               996,528           0.35            1.36            0.88              14
      20.74          39.85               557,258           0.35            1.62            0.88               8
      15.47          19.98               348,539           0.35            2.14            0.90              10
      13.34          29.17               218,932           0.35            2.41            0.95               9
      10.67           0.18+              163,688           0.35            2.59            1.03              11
-----------------------------------------------------------------------------------------------------------------

(4)On April 28, 1994, the board of directors approved a change in this Fund's fiscal year end from November 30 to September 30, effective September 30, 1994. On April 28, 1994, the shareholders of the Fund approved a change in the advisor from Boulevard National Bank to U.S. Bank National Association, formerly First Bank N.A. All ratios have been annualized.
(5)For the period ended November 30.
(6)Commenced operations on December 18, 1992. All ratios for the period have been annualized.
(7)Class-Y shares have been offered since August 2, 1994. All ratios for the period have been annualized.


                         21        '99 SEMIANNUAL REPORT    FIRST AMERICAN FUNDS

FINANCIAL HIGHLIGHTS    FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS
                        ENDED SEPTEMBER 30, UNLESS OTHERWISE INDICATED

                                                       REALIZED AND
                            NET ASSET                    UNREALIZED       DIVIDENDS
                                VALUE            NET       GAINS OR        FROM NET   DISTRIBUTIONS
                            BEGINNING     INVESTMENT    (LOSSES) ON      INVESTMENT            FROM
                            OF PERIOD         INCOME    INVESTMENTS          INCOME   CAPITAL GAINS
---------------------------------------------------------------------------------------------------
LARGE CAP GROWTH FUND
Class-A
  1999*(unaudited)           $16.25         $ 0.02         $ 4.89          $(0.03)         $(1.88)
  1998                        17.63           0.09          (0.02)          (0.09)          (1.36)
  1997                        13.63           0.09           4.28           (0.10)          (0.27)
  1996                        11.75           0.15           1.88           (0.15)             --
  1995                         9.09           0.15           2.66           (0.15)             --
  1994(2)                      9.39           0.10          (0.29)          (0.11)             --
  1993(3)(4)                  10.00           0.11          (0.63)          (0.09)             --
Class-B
  1999*(unaudited)           $16.06         $   --         $ 4.77          $   --          $(1.88)
  1998                        17.47           0.03          (0.05)          (0.03)          (1.36)
  1997                        13.57           0.01           4.18           (0.02)          (0.27)
  1996                        11.73           0.08           1.84           (0.08)             --
  1995                         9.09           0.09           2.65           (0.10)             --
  1994(5)                      8.87           0.01           0.23           (0.02)             --
Class-C
  1999(6)(unaudited)         $18.56         $ 0.02         $ 0.66          $(0.01)         $   --
Class-Y
  1999*(unaudited)           $16.30         $ 0.04         $ 4.91          $(0.05)         $(1.88)
  1998                        17.64           0.13           0.02           (0.13)          (1.36)
  1997                        13.66           0.12           4.26           (0.13)          (0.27)
  1996                        11.78           0.18           1.88           (0.18)             --
  1995                         9.10           0.17           2.67           (0.16)             --
  1994(1)                      8.92           0.03           0.18           (0.03)             --
---------------------------------------------------------------------------------------------------
LARGE CAP VALUE FUND
Class-A
  1999*(unaudited)           $22.39         $ 0.09         $ 3.98          $(0.09)         $(3.70)
  1998                        28.74           0.29          (2.59)          (0.29)          (3.76)
  1997                        22.59           0.33           7.90           (0.32)          (1.76)
  1996                        19.57           0.36           4.07           (0.36)          (1.05)
  1995                        16.51           0.33           3.64           (0.32)          (0.59)
  1994                        16.00           0.31           1.00           (0.30)          (0.50)
Class-B
  1999*(unaudited)           $22.21         $ 0.03         $ 3.93          $(0.03)         $(3.70)
  1998                        28.55           0.13          (2.58)          (0.13)          (3.76)
  1997                        22.50           0.18           7.81           (0.18)          (1.76)
  1996                        19.49           0.22           4.06           (0.22)          (1.05)
  1995                        16.49           0.26           3.55           (0.22)          (0.59)
  1994(5)                     16.65           0.03          (0.10)          (0.09)             --
Class-C
  1999(6)(unaudited)         $22.79         $ 0.03         $(0.13)         $(0.03)         $   --
Class-Y
  1999*(unaudited)           $22.42         $ 0.11         $ 4.01          $(0.12)         $(3.70)
  1998                        28.75           0.35          (2.57)          (0.35)          (3.76)
  1997                        22.60           0.39           7.90           (0.38)          (1.76)
  1996                        19.56           0.42           4.09           (0.42)          (1.05)
  1995                        16.50           0.36           3.64           (0.35)          (0.59)
  1994(7)                     16.47           0.25           0.03           (0.25)             --
---------------------------------------------------------------------------------------------------

+  Returns are for the period indicated and have not been annualized.
* For the six month period ended March 31. All ratios for the period have been annualized.
(A)Excluding sales charges.
(1)Class-Y shares have been offered since August 2, 1994. All ratios for the period have been annualized.
(2)On April 28, 1994, the board of directors approved a change in this Fund's fiscal year end from November 30 to September 30, effective September 30, 1994. On April 28, 1994, the shareholders of the Fund approved a change in the advisor from Boulevard National Bank to U.S. Bank National Association, formerly First Bank N.A. All ratios have been annualized.
(3)For the period ended November 30.
(4)Commenced operations on December 18, 1992. All ratios for the period have been annualized.
(5)Class-B shares have been offered since August 15, 1994. All ratios for the period have been annualized.
(6)For the period ended March 31. Class-C shares have been offered since February 1, 1999. All ratios for the period have been annualized.
(7)Class-Y shares have been offered since February 4, 1994. All ratios for the period have been annualized.


                         22        '99 SEMIANNUAL REPORT    FIRST AMERICAN FUNDS

                                                                 LARGE CAP FUNDS

                                                                                           RATIO OF
                                                                      RATIO OF NET      EXPENSES TO
     NET ASSET                                            RATIO OF      INVESTMENT          AVERAGE
         VALUE                          NET ASSETS     EXPENSES TO   INCOME (LOSS)       NET ASSETS       PORTFOLIO
        END OF          TOTAL               END OF         AVERAGE      TO AVERAGE       (EXCLUDING        TURNOVER
        PERIOD     RETURN (A)         PERIOD (000)      NET ASSETS      NET ASSETS         WAIVERS)            RATE
-------------------------------------------------------------------------------------------------------------------


      $19.25          32.52%+          $  158,187           1.05%           0.25%            1.13%             30%
       16.25           0.61               140,948           1.05            0.56             1.11              38
       17.63          32.69                12,017           1.05            0.57             1.14              34
       13.63          17.38                 5,318           1.04            1.13             1.17              21
       11.75          31.21                 2,710           0.92            1.52             1.26              28
        9.09          (2.07)+               1,900           0.90            1.15             1.33             101
        9.39          (5.18)+              31,084           0.78            1.26             1.25               5

      $18.95          31.99%+          $   16,525           1.80%          (0.50)%           1.88%             30%
       16.06           0.09                11,177           1.80           (0.20)            1.86              38
       17.47          31.42                 9,487           1.80           (0.18)            1.89              34
       13.57          16.41                 5,775           1.79            0.36             1.92              21
       11.73          30.29                   819           1.75            0.58             2.01              28
        9.09           2.75+                   12           1.75            1.20             2.08             101

      $19.23           3.67%+          $       42           1.80%          (0.46)%           1.88%             30%

      $19.32          32.69%+          $  833,336           0.80%           0.51%            0.88%             30%
       16.30           1.07               680,143           0.80            0.82             0.86              38
       17.64          32.75               681,151           0.80            0.77             0.89              34
       13.66          17.58               225,900           0.79            1.39             0.92              21
       11.78          31.57               132,854           0.75            1.69             1.01              28
        9.10           2.36+               31,875           0.75            2.37             1.08             101
-------------------------------------------------------------------------------------------------------------------


      $22.67          19.02%+          $  181,421           1.05%           0.78%            1.14%             34%
       22.39          (8.77)              170,529           1.05            1.21             1.13              74
       28.74          38.82                50,381           1.05            1.14             1.14              57
       22.59          23.90                22,965           1.05            1.64             1.13              40
       19.57          25.26                13,076           1.00            1.89             1.19              52
       16.51           8.35                 8,421           0.76            1.51             1.20              65

      $22.44          18.62%+          $   62,409           1.80%           0.02%            1.89%             34%
       22.21          (9.37)               56,259           1.80            0.41             1.88              74
       28.55          37.71                53,420           1.80            0.39             1.89              57
       22.50          23.08                23,316           1.80            0.89             1.88              40
       19.49          24.20                 7,051           1.79            1.10             1.94              52
       16.49          (0.43)+                 346           1.75            1.58             2.01              65

      $22.66          (0.44)%+         $      114           1.80%           0.02%            1.89%             34%

      $22.72          19.23%+          $1,371,050           0.80%           1.03%            0.89%             34%
       22.42          (8.47)            1,253,845           0.80            1.40             0.88              74
       28.75          39.13             1,095,262           0.80            1.39             0.89              57
       22.60          24.32               471,206           0.80            1.90             0.88              40
       19.56          25.50               312,559           0.79            2.10             0.94              52
       16.50           1.70+              154,949           0.75            2.28             1.01              65
-------------------------------------------------------------------------------------------------------------------


                         23        '99 SEMIANNUAL REPORT    FIRST AMERICAN FUNDS

STATEMENTS OF
NET ASSETS      MARCH 31, 1999 (UNAUDITED)

MID CAP GROWTH FUND

DESCRIPTION                                              SHARES      VALUE (000)
--------------------------------------------------------------------------------
COMMON STOCKS -- 95.3%
Basic Materials -- 3.0%
Ecolab                                                  213,600    $      7,583
Valspar                                                 124,700           3,936
                                                                   ------------
                                                                         11,519
                                                                   ------------
CAPITAL GOODS -- 6.4%
Aptar Group                                             143,000           3,718
Danaher                                                 148,500           7,759
Pentair                                                 119,000           4,016
Sanmina*                                                 83,500           5,323
Tower Automotive*                                       175,800           3,274
                                                                   ------------
                                                                         24,090
                                                                   ------------
COMMUNICATION SERVICES -- 3.7%
Global Crossing*                                        202,400           9,361
RSL Communications, Cl A*                               127,100           4,568
                                                                   ------------
                                                                         13,929
                                                                   ------------
CONSUMER CYCLICALS -- 17.0%
Apollo Group, Cl A*                                     196,500           5,870
Bed Bath & Beyond*                                      147,800           5,395
Checkfree Holdings*                                      60,000           2,554
Cintas                                                  113,200           7,400
Devry*                                                  285,900           8,291
Dollar General                                          117,281           3,988
Dollar Tree Stores*                                     124,400           3,849
Kohl's*                                                 107,100           7,591
O'Reilly Automotive*                                     84,900           3,799
Office Depot*                                           109,200           4,020
Stewart Enterprises, Cl A                               345,400           5,548
TJX                                                     168,900           5,743
                                                                   ------------
                                                                         64,048
                                                                   ------------
CONSUMER STAPLES -- 11.6%
Cardinal Health                                          76,100           5,023
Chancellor Media, Cl A*                                 117,100           5,518
Clear Channel Communications*                           121,000           8,115
Dial                                                    191,500           6,583
Rexall Sundown*                                         156,200           2,997
Rite Aid                                                151,800           3,795
ServiceMaster                                           217,637           4,421
U.S. Foodservice*                                       137,300           6,384
Ziff-Davis*                                              30,900           1,112
                                                                   ------------
                                                                         43,948
                                                                   ------------
ENERGY -- 1.3%
Anadarko Petroleum                                      129,800           4,900
                                                                   ------------
FINANCIALS -- 6.5%
Charter One Financial                                   128,100           3,697
FINOVA Group                                            104,900           5,442
Firstar                                                  65,310           5,845
MGIC Investment                                          90,400           3,170
Reliastar Financial                                      98,900           4,216
United Pan-Europe                                        55,200           2,111
                                                                   ------------
                                                                         24,481
                                                                   ------------


MID CAP GROWTH FUND (CONTINUED)

DESCRIPTION                                              SHARES      VALUE (000)
--------------------------------------------------------------------------------
HEALTH CARE -- 9.9%
Biochem Pharmaceuticals*                                163,950    $      3,494
Centocor*                                                91,600           3,383
Elan, ADR*                                               57,400           4,004
Genzyme*                                                 57,600           2,905
Guidant                                                 119,300           7,218
Health Management Associates, Cl A*                     173,800           2,118
Mylan Laboratories*                                     160,700           4,409
Omnicare                                                146,750           2,797
Quintiles Transnational*                                187,750           7,088
                                                                   ------------
                                                                         37,416
                                                                   ------------
TECHNOLOGY -- 35.9%
ADC Telecommunications*                                 150,000           7,153
Analog Devices*                                         147,300           4,382
Ascend Communications*                                  138,700          11,607
Ceridian*                                               176,300           6,446
Citrix Systems*                                         100,200           3,820
Compuware*                                              127,900           3,054
Comverse Technology*                                    142,200          12,087
Equifax                                                 111,300           3,826
Fiserv*                                                 143,000           7,668
I2 Technologies*                                        130,300           3,465
International Network Services*                          70,700           4,945
KLA Instruments*                                         47,100           2,287
Legato Systems*                                         105,870           5,465
Maxim Integrated Products*                               77,600           4,200
Paychex                                                 102,600           4,867
PMC-Sierra*                                              40,900           2,912
Sapient*                                                 79,600           5,681
Siebel Systems*                                          66,800           3,173
Sungard Data Systems*                                   184,600           7,384
Tellabs*                                                104,000          10,166
Teradyne*                                                68,900           3,759
Uniphase*                                                42,200           4,858
Vitesse Semiconductor*                                  162,700           8,237
Xilinx*                                                 101,000           4,097
                                                                   ------------
                                                                        135,539
                                                                   ------------

TOTAL COMMON STOCKS
    (Cost $259,472)                                                     359,870
                                                                   ------------

RELATED PARTY MONEY MARKET FUND -- 6.3%
First American Prime Obligations
    Fund (A)                                         23,826,616          23,827
                                                                   ------------

TOTAL RELATED PARTY MONEY MARKET FUND
    (Cost $23,827)                                                       23,827
                                                                   ------------

TOTAL INVESTMENTS -- 101.6%
    (Cost $283,299)                                                     383,697
                                                                   ------------
OTHER ASSETS AND LIABILITIES, NET -- (1.6%) (B)                          (6,045)
                                                                   ------------


                         24        '99 SEMIANNUAL REPORT    FIRST AMERICAN FUNDS

                                                                   MID CAP FUNDS
MID CAP GROWTH FUND (CONCLUDED)

DESCRIPTION                                                          VALUE (000)
--------------------------------------------------------------------------------
NET ASSETS:
Portfolio Capital--Class-A
   ($.0001 par value--2 billion authorized)
   based on 15,615,326 outstanding shares                          $     74,065
Portfolio Capital--Class-B
   ($.0001 par value--2 billion authorized)
   based on 17,780 outstanding shares                                       210
Portfolio Capital--Class-C
   ($.0001 par value--2 billion authorized)
   based on 3,633 outstanding shares                                         43
Portfolio Capital--Class-Y
   ($.0001 par value--2 billion authorized)
   based on 15,434,705 outstanding shares                               188,675
Accumulated net investment loss                                            (469)
Accumulated net realized gain on investments                             14,730
Net unrealized appreciation of investments                              100,398
                                                                   ------------
TOTAL NET ASSETS -- 100.0%                                         $    377,652
                                                                   ------------
Net asset value and redemption
   price per share--Class-A                                        $      12.11

Maximum sales charge of 5.25%  (C)                                         0.67
                                                                   ------------
Offering price per share--Class-A                                  $      12.78
                                                                   ------------
Net asset value and offering
   price per share--Class-B (D)                                    $      12.03
                                                                   ------------
Net asset value per share--Class-C (E)                             $      12.09

Maximum sales charge of 1.00%  (F)                                         0.12
                                                                   ------------
Offering price per share--Class-C                                  $      12.21
                                                                   ------------
Net asset value, offering price, and
   redemption price per share--Class-Y                             $      12.20
                                                                   ------------

*  Non-income producing security

(A)This money market fund is advised by U.S. Bank National Association who also serves as advisor for this fund. See also the notes to the financial statements.

(B)Other assets and liabilities representing greater than five percent of total net assets include the following (000):
   Cash collateral received for securities on loan  $ 135,309
   Payable upon return of securities on loan        $(135,309)

(C)The offering price is calculated by dividing the net asset value by 1 minus the maximum sales charge of 5.25%.

(D)Class-B has a contingent deferred sales charge. For a description of a possible redemption charge, see the notes to the financial statements.

(E)Class-C has a contingent deferred sales charge. For a description of a possible redemption charge, see the notes to the financial statements.

(F)The offering price is calcluated by dividing the net asset value by 1 minus the maximum sales charge of 1.00%.

ADR--American Depositary Receipt
Cl--Class

The accompanying notes are an integral part of the financial statements.


MID CAP VALUE FUND

DESCRIPTION                                              SHARES      VALUE (000)
--------------------------------------------------------------------------------
COMMON STOCKS -- 94.3%

BASIC MATERIALS -- 10.1%
Crompton & Knowles                                      668,800    $     10,534
IMC Global                                              574,900          11,750
Millenium Chemicals                                     409,400           8,137
Reynolds Metals                                          86,100           4,160
Southdown                                               113,200           6,077
                                                                   ------------
                                                                         40,658
                                                                   ------------
CAPITAL GOODS -- 11.5%
American Standard*                                      241,900           8,315
Case Equipment                                          261,700           6,641
Howmet International*                                   250,800           3,590
Newpark Resources*                                      608,800           4,414
Premark International                                   162,100           5,339
Republic Services, Cl A*                                470,100           7,610
U.S. Filter*                                            173,700           5,320
Vishay Intertechnology*                                 335,275           4,882
                                                                   ------------
                                                                         46,111
                                                                   ------------
CONSUMER CYCLICALS -- 10.7%
Borders Group*                                          433,300           6,093
Brunswick                                               600,700          11,451
Fruit of Loom, Cl A*                                    414,500           4,300
Furniture Brands International*                         557,200          12,328
Saks*                                                   130,300           3,388
Stewart Enterprises, Cl A                               334,400           5,371
                                                                   ------------
                                                                         42,931
                                                                   ------------
CONSUMER STAPLES -- 5.7%
Canandaigua Brands, Cl A*                                91,200           4,594
CBRL Group                                              418,100           7,526
Dole Food                                               243,600           7,247
Olsten                                                  585,900           3,625
                                                                   ------------
                                                                         22,992
                                                                   ------------
ENERGY -- 4.9%
Rowan*                                                  390,800           4,958
Santa Fe International                                  295,400           5,520
Transocean Offshore                                     217,200           6,258
Varco International*                                    260,700           2,900
                                                                   ------------
                                                                         19,636
                                                                   ------------
FINANCIALS -- 22.0%
Avis Rent-A-Car*                                        296,100           8,198
Dime Bancorp                                            336,400           7,800
First American of Tennesse                              267,100           9,849
Glimcher Realty Trust                                   296,100           4,256
Golden West Financial                                    92,000           8,786
Heller Financial                                        274,800           6,458
Meditrust                                               401,500           4,994
Mony Group                                              267,600           6,657
Progressive                                              41,700           5,984
Simon Property Group                                    267,200           7,331
TCF Financial                                            96,600           2,512
Trizec Hahn                                             209,000           3,840
UnionBanCal                                             172,500           5,876
Waddell & Reed Financial, Cl A                          276,200           5,662
                                                                   ------------
                                                                         88,203
                                                                   ------------


                         25        '99 SEMIANNUAL REPORT    FIRST AMERICAN FUNDS

STATEMENTS OF
OPERATIONS      FOR THE SIX MONTHS ENDED MARCH 31, 1999, (UNAUDITED)
                IN THOUSANDS

MID CAP VALUE FUND (CONTINUED)

DESCRIPTION                                              SHARES      VALUE (000)
--------------------------------------------------------------------------------
HEALTH CARE -- 7.1%
Columbia/HCA Healthcare                                 417,600    $      7,908
Foundation Health Systems, Cl A*                        750,700           9,149
Integrated Health Services                            1,172,500           6,449
Med partners*                                         1,042,900           4,954
                                                                   ------------
                                                                         28,460
                                                                   ------------
TECHNOLOGY -- 8.5%
Adaptec*                                                251,900           5,747
Cadence Design Systems*                                 284,700           7,331
Cambridge Technology Partners*                          348,600           4,837
Gartner Group, Cl A*                                    376,100           8,486
Maxtor Corp*                                            955,600           6,749
Quantum*                                                 60,800           1,094
                                                                   ------------
                                                                         34,244
                                                                   ------------
TRANSPORTATION -- 4.3%
CNF Transportation                                      311,500          11,779
Northwest Airlines, Cl A*                               199,800           5,557
                                                                   ------------
                                                                         17,336
                                                                   ------------
UTILITIES -- 9.5%
DPL                                                     351,200           5,795
KN Energy                                               350,700           6,992
MCN Energy (A)                                          460,600           7,398
Pacificorp                                              385,200           6,645
Pinnacle West Capital                                   183,900           6,689
Scana                                                   209,800           4,550
                                                                   ------------
                                                                         38,069
                                                                   ------------

TOTAL COMMON STOCKS
    (Cost $423,030)                                                     378,640
                                                                   ------------

RELATED PARTY MONEY MARKET FUND -- 1.6%
First American Prime Obligations
    Fund (B)                                          6,463,903           6,464
                                                                   ------------

TOTAL RELATED PARTY MONEY MARKET FUND
    (Cost $6,464)                                                         6,464
                                                                   ------------

TOTAL INVESTMENTS -- 95.9%
    (Cost $429,494)                                                     385,104
                                                                   ------------
OTHER ASSETS AND LIABILITIES, NET -- 4.1% (C)                            16,570
                                                                   ------------

NET ASSETS:
Portfolio Capital--Class-A
   ($.0001 par value--2 billion authorized)
   based on 1,880,411 outstanding shares                                 35,961
Portfolio Capital--Class-B
   ($.0001 par value--2 billion authorized)
   based on 1,956,544 outstanding shares                                 40,109
Portfolio Capital--Class-C
   ($.0001 par value--2 billion authorized)
   based on 1,655 outstanding shares                                         21
Portfolio Capital--Class-Y
   ($.0001 par value--2 billion authorized)
   based on 27,163,870 outstanding shares                               487,899
Undistributed net investment income                                          88
Accumulated net realized loss on investments                           (118,014)
Net unrealized depreciation of investments                              (44,390)
                                                                   ------------
TOTAL NET ASSETS -- 100.0%                                         $    401,674
                                                                   ------------


MID CAP VALUE FUND (CONCLUDED)

DESCRIPTION                                                          VALUE (000)
--------------------------------------------------------------------------------
Net asset value and redemption
   price per share--Class-A                                        $      12.95

Maximum sales charge of 5.25%  (D)                                         0.72
                                                                   ------------
Offering price per share--Class-A                                  $      13.67
                                                                   ------------
Net asset value and offering
   price per share--Class-B (E)                                    $      12.68
                                                                   ------------
Net asset value per share--Class-C (F)                             $      12.93

Maximum sales charge of 1.00%  (G)                                         0.13
                                                                   ------------
Offering price per share--Class-C                                  $      13.06
                                                                   ------------
Net asset value, offering price, and
   redemption price per share--Class-Y                             $      12.98
                                                                   ------------

*  Non-income producing security

(A)Security sold within the terms of a private placement memorandum, exempt from registration under section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in the program or other "qualified institutional investors".

(B)This money market fund is advised by U.S. Bank National Association who also serves as advisor for this fund. See also the notes to the financial statements.

(C)Other assets and liabilities representing greater than five percent of total net assets include the following (000):
   Cash collateral received for securities on loan  $ 92,284
   Payable upon return of securities on loan        $(92,284)

(D)The offering price is calculated by dividing the net asset value by 1 minus the maximum sales charge of 5.25%.

(E)Class-B has a contingent deferred sales charge. For a description of a possible redemption charge, see the notes to the financial statements.

(F)Class-C has a contingent deferred sales charge. For a description of a possible redemption charge, see the notes to the financial statements.

(G)The offering price is calcluated by dividing the net asset value by 1 minus the maximum sales charge of 1.00%.

Cl--Class

The accompanying notes are an integral part of the financial statements.


                         26        '99 SEMIANNUAL REPORT    FIRST AMERICAN FUNDS

                                                                   MID CAP FUNDS
STATEMENTS OF
OPERATIONS      FOR THE SIX MONTHS ENDED MARCH 31, 1999, (UNAUDITED)
                IN THOUSANDS

                                                          MID CAP       MID CAP
                                                      GROWTH FUND    VALUE FUND
--------------------------------------------------------------------------------
INVESTMENT INCOME:
Interest                                                $     675+    $     372+
Dividends                                                     490         3,022
--------------------------------------------------------------------------------
TOTAL INVESTMENT INCOME                                     1,165         3,394
================================================================================
EXPENSES:
Investment advisory fees                                    1,118         1,476
Less: Waiver of investment advisory fees                       (8)          (88)
Administrator fees                                            174           230
Transfer agent fees                                            31           171
Custodian fees                                                 48            63
Directors' fees                                                 3             4
Registration fees                                               6            17
Professional fees                                               4             5
Printing                                                       10            13
Distribution fees - class-A                                   244            37
Distribution fees - class-B                                    --           154
Other                                                           4             4
--------------------------------------------------------------------------------
TOTAL NET EXPENSES                                          1,634         2,086
================================================================================
Investment income (loss) - net                               (469)        1,308
--------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAINS (LOSSES)
ON INVESTMENTS - NET:
Net realized gain (loss) on investments                    19,641      (108,029)
Net realized loss on closing and expiration
 of options written and purchased                              --        (6,875)
Net change in unrealized appreciation of investments       43,237       143,724
--------------------------------------------------------------------------------
NET GAIN ON INVESTMENTS                                    62,878        28,820
================================================================================
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS    $  62,409     $  30,128
================================================================================
+ Includes income from securities lending program. See the Notes to the Financial Statements for additional information.


The accompanying notes are an integral part of the financial statements.


                         27        '99 SEMIANNUAL REPORT    FIRST AMERICAN FUNDS

STATEMENTS OF
CHANGES IN NET ASSETS      IN THOUSANDS

                                                                                                   MID CAP                 MID CAP
                                                                                               GROWTH FUND              VALUE FUND
----------------------------------------------------------------------------------------------------------------------------------
                                                                                       10/1/98     10/1/97     10/1/98     10/1/97
                                                                                            to          to          to          to
                                                                                       3/31/99     9/30/98     3/31/99     9/30/98
----------------------------------------------------------------------------------------------------------------------------------
                                                                                    (unaudited)             (unaudited)
OPERATIONS:
Investment income (loss) - net                                                       $    (469)  $  (1,686)  $   1,308   $   3,925
Net realized gain (loss) on investments                                                 19,641      46,099    (108,029)     97,245
Net realized gain (loss) on closing and expiration of options written and purchased         --          --      (6,875)      2,981
Net change in unrealized appreciation (depreciation) of investments                     43,237     (82,457)    143,724    (302,434)
----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from operations                         62,409     (38,044)     30,128    (198,283)
----------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Investment income - net:
  Class-A                                                                                   --          --         (95)       (127)
  Class-B                                                                                   --          --         (44)        (15)
  Class-C                                                                                   --          --          --          --
  Class-Y                                                                                   --          --      (1,510)     (3,504)
Net realized gain on investments:
  Class-A                                                                              (34,559)    (27,994)     (6,521)     (4,144)
  Class-B -- Piper                                                                          --        (120)         --          --
  Class-B -- FAIF                                                                           (5)         --      (6,711)     (4,617)
  Class-C                                                                                   --          --          --          --
  Class-Y                                                                              (14,259)     (5,981)    (74,784)    (63,590)
----------------------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                                                                    (48,823)    (34,095)    (89,665)    (75,997)
==================================================================================================================================
CAPITAL SHARE TRANSACTIONS(1):
Class-A
  Proceeds from sales                                                                    6,112      23,463       7,075      63,542
  Reinvestment of distributions                                                         33,572      27,318       6,483       4,045
  Payments for redemptions                                                             (46,933)    (81,673)    (14,372)    (57,261)
----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets from class-A transactions                             (7,249)    (30,892)       (814)     10,326
----------------------------------------------------------------------------------------------------------------------------------
Class-B
  Proceeds from sales -- Piper                                                              --         612          --          --
  Proceeds from sales -- FAIF                                                              186          19         682      13,479
  Reinvestment of distributions -- Piper                                                    --         120          --          --
  Reinvestment of distribution -- FAIF                                                       5          --       6,590       4,481
  Payments for redemptions -- Piper                                                         --      (1,748)         --          --
  Payment for redemptions -- FAIF                                                           --          --      (9,365)     (5,377)
----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets from class-B transactions                                191        (997)     (2,093)     12,583
----------------------------------------------------------------------------------------------------------------------------------
Class-C
  Proceeds from sales                                                                       43          --          21          --
  Reinvestment of distributions                                                             --          --          --          --
  Payments for redemptions                                                                  --          --          --          --
----------------------------------------------------------------------------------------------------------------------------------
Increase in net assets from class-C transactions                                            43          --          21          --
----------------------------------------------------------------------------------------------------------------------------------
Class-Y
  Proceeds from sales                                                                  162,082     110,039     124,579     258,693
  Reinvestment of distributions                                                         13,236       5,724      55,693      46,245
  Payments for redemptions                                                             (66,373)    (84,799)   (194,753)   (156,153)
----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets from class-Y transactions                            108,945      30,964     (14,481)    148,785
----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets from capital share
 transactions                                                                          101,930        (925)    (17,367)    171,694
----------------------------------------------------------------------------------------------------------------------------------
Total increase (decrease) in net assets                                                115,516     (73,064)    (76,904)   (102,586)
NET ASSETS AT BEGINNING OF PERIOD                                                      262,136     335,200     478,578     581,164
==================================================================================================================================
NET ASSETS AT END OF PERIOD (2)                                                      $ 377,652   $ 262,136   $ 401,674   $ 478,578
==================================================================================================================================

(1)See note 4 in the notes to financial statements for additional information.
(2)Includes undistributed net investment income (loss) (000) of: $(469) and $0 for Mid Cap Growth Fund and $88 and $429 for Mid Cap Value Fund at March 31, 1999, and September 30, 1998, respectively.


The accompanying notes are an integral part of the financial statements.


                         28        '99 SEMIANNUAL REPORT    FIRST AMERICAN FUNDS

                                                                   MID CAP FUNDS

                 THIS PAGE HAS BEEN LEFT BLANK INTENTIONALLY.


                         29        '99 SEMIANNUAL REPORT    FIRST AMERICAN FUNDS

FINANCIAL HIGHLIGHTS      FOR A SHARE OUTSTANDING, THROUGHOUT THE PERIODS
                          ENDED SEPTEMBER 30, UNLESS OTHERWISE INDICATED

                                                        REALIZED AND
                            NET ASSET                     UNREALIZED       DIVIDENDS
                                VALUE           NET         GAINS OR        FROM NET   DISTRIBUTIONS
                            BEGINNING    INVESTMENT      (LOSSES) ON      INVESTMENT            FROM
                            OF PERIOD  INCOME (LOSS)     INVESTMENTS          INCOME   CAPITAL GAINS
----------------------------------------------------------------------------------------------------
MID CAP GROWTH FUND(1)
Class-A(2)
  1999*(unaudited)           $11.80         $(0.02)         $ 2.59          $   --          $(2.26)
  1998                        15.25          (0.09)          (1.80)             --           (1.56)
  1997                        13.86          (0.08)           2.72              --           (1.25)
  1996                        12.97          (0.05)           2.18              --           (1.24)
  1995                         9.63          (0.06)           3.40              --              --
  1994                         9.87          (0.04)          (0.20)             --              --
Class-B - FAIF
  1999*(unaudited)           $11.78         $(0.03)         $ 2.54          $   --          $(2.26)
  1998(3)                     13.86          (0.01)          (2.07)             --              --
Class-B - Piper
  1998(4)                    $15.20         $(0.09)         $ 1.02          $   --          $(1.56)
  1997(5)                     12.54          (0.10)           2.76              --              --
Class-C
  1999(6)(unaudited)         $12.43         $(0.03)         $ 1.95          $   --          $(2.26)
Class-Y
  1999*(unaudited)           $11.87         $(0.01)         $ 2.60          $   --          $(2.26)
  1998                        15.29          (0.04)          (1.82)             --           (1.56)
  1997(5)                     12.54          (0.01)           2.76              --              --
----------------------------------------------------------------------------------------------------
MID CAP VALUE FUND
Class-A
  1999*(unaudited)           $15.04         $ 0.04          $ 1.27          $(0.05)         $(3.35)
  1998                        24.19           0.07           (6.41)          (0.07)          (2.74)
  1997                        20.41           0.11            6.98           (0.11)          (3.20)
  1996                        17.89           0.20            3.94           (0.20)          (1.42)
  1995                        17.30           0.35            1.60           (0.34)          (1.02)
  1994                        15.81           0.28            2.52           (0.28)          (1.03)
Class-B
  1999*(unaudited)           $14.80         $ 0.02          $ 1.23          $(0.02)         $(3.35)
  1998                        23.96          (0.01)          (6.41)             --           (2.74)
  1997                        20.31           0.02            6.85           (0.02)          (3.20)
  1996                        17.83           0.09            3.91           (0.10)          (1.42)
  1995                        17.29           0.29            1.51           (0.24)          (1.02)
  1994(7)                     16.51           0.01            0.85           (0.08)             --
Class-C
  1999(6)(unaudited)         $13.69         $ 0.03          $(0.76)         $(0.03)         $   --
Class-Y
  1999*(unaudited)           $15.05         $ 0.05          $ 1.29          $(0.06)         $(3.35)
  1998                        24.21           0.14           (6.43)          (0.13)          (2.74)
  1997                        20.43           0.16            6.98           (0.16)          (3.20)
  1996                        17.89           0.25            3.95           (0.24)          (1.42)
  1995                        17.30           0.38            1.61           (0.38)          (1.02)
  1994(8)                     16.34           0.22            0.96           (0.22)             --
----------------------------------------------------------------------------------------------------

+  Returns are for the period indicated and have not been annualized.
* For the six month period ended March 31. All ratios for the period have been annualized.
(A)Excluding sales charges.
(1)The financial highlights for the Mid Cap Growth Fund as set forth herein include the historical financial highlights of the Piper Emerging Growth Fund class-A shares and class-Y shares. The assets of the Piper Emerging Growth Fund were acquired by Mid Cap Growth Fund on August 7, 1998. In connection with such acquisition, (i) class-A shares of the Piper Emerging Growth Fund were exchanged for class-A shares of the Mid Cap Growth Fund, (ii) class-Y shares of the Piper Emerging Growth Fund were exchanged for class-Y shares of the Mid Cap Growth Fund. On August 7, 1998, the funds advisor changed from Piper Capital Management, Inc. to U.S. Bank N.A.
(2)Per share amounts have been adjusted to reflect the effect of the stock dividend declared on December 23, 1995.
(3)Class-B shares for FAIF have been offered since August 7, 1998. All ratios for the period have been annualized.
(4)Effective April 28, 1998 all shareholders were exchanged into class-A. Class-B share activity was discontinued. All ratios for the period have been annualized.
(5)Class-B and class-Y shares have been offered since February 18, 1997. All ratios for the period have been annualized.
(6)For the six month period ended March 31. Class-C shares have been offered since February 1, 1999. All ratios for the period have been annualized.
(7)Class-B shares have been offered since August 15, 1994. All ratios for the period have been annualized.
(8)Class-Y shares have been offered since February 4, 1994. All ratios for the period have been annualized.


                         30        '99 SEMIANNUAL REPORT    FIRST AMERICAN FUNDS

                                                                   MID CAP FUNDS

                                                                                      RATIO OF
                                                                 RATIO OF NET      EXPENSES TO
  NET ASSET                                          RATIO OF      INVESTMENT          AVERAGE
      VALUE                         NET ASSETS    EXPENSES TO   INCOME (LOSS)       NET ASSETS         PORTFOLIO
     END OF          TOTAL              END OF        AVERAGE      TO AVERAGE       (EXCLUDING          TURNOVER
     PERIOD     RETURN (A)        PERIOD (000)     NET ASSETS      NET ASSETS         WAIVERS)              RATE
----------------------------------------------------------------------------------------------------------------


   $12.11          23.81%+          $189,025           1.12%          (0.39)%           1.12%               34%
    11.80         (13.05)            188,763           1.18           (0.60)            1.34                39
    15.25          21.04             274,799           1.23           (0.55)            1.39                51
    13.86          17.84             303,769           1.18           (0.41)            1.37                44
    12.97          34.68             252,632           1.24           (0.51)            1.42                33
     9.63          (2.38)            224,188           1.24           (0.38)            1.44                31

   $12.03          23.28%+          $    214           1.87%          (1.13)%           1.87%               34%
    11.78         (15.01)+                17           1.87           (1.12)            1.87                39

   $14.57           7.77%+          $     --           1.85%          (1.33)%           1.85%               29%
    15.20          21.21+              1,028           1.85           (1.16)            1.85                51

   $12.09          (2.74)%+         $     44           1.87%          (1.12)%           1.87%               34%

   $12.20          23.84%+          $188,369           0.87%          (0.14)%           0.87%               34%
    11.87         (12.79)             73,356           0.87           (0.27)            0.87                39
    15.29          21.93+             59,393           0.87           (0.16)            0.87                51
----------------------------------------------------------------------------------------------------------------


   $12.95           7.60%+          $ 24,346           1.15%           0.48%            1.19%               55%
    15.04         (28.83)             29,261           1.14            0.43             1.14               135
    24.19          39.93              35,207           1.14            0.58             1.15                82
    20.41          25.23              17,987           1.13            1.06             1.13               143
    17.89          12.63              11,609           1.09            2.08             1.20                72
    17.30          18.70               7,333           0.81            1.88             1.23               116

   $12.68           7.30%+          $ 24,807           1.90%          (0.28)%           1.94%               55%
    14.80         (29.40)             31,276           1.89           (0.31)            1.89               135
    23.96          38.81              36,649           1.90           (0.18)            1.90                82
    20.31          24.35              12,847           1.88            0.25             1.88               143
    17.83          11.64               4,847           1.88            1.22             1.95                72
    17.29           5.22+                370           1.68            0.47             2.03               116

   $12.93          (5.36)%+         $     21           1.90%          (0.05)%           1.94%               55%

   $12.98           7.84%+          $352,500           0.90%           0.71%            0.94%               55%
    15.05         (28.65)            418,041           0.89            0.69             0.89               135
    24.21          40.25             509,308           0.89            0.82             0.90                82
    20.43          25.61             247,828           0.88            1.35             0.88               143
    17.89          12.84             201,786           0.88            2.30             0.95                72
    17.30           7.31+            128,806           0.79            1.93             1.03               116
----------------------------------------------------------------------------------------------------------------


                         31        '99 SEMIANNUAL REPORT    FIRST AMERICAN FUNDS

STATEMENTS OF
NET ASSETS      MARCH 31, 1999 (UNAUDITED)

MICRO CAP VALUE FUND

DESCRIPTION                                              SHARES      VALUE (000)
--------------------------------------------------------------------------------
COMMON STOCKS -- 90.9%

BASIC MATERIALS -- 1.1%
BWay*                                                    59,400    $        783
CPAC                                                      9,800              72
                                                                   ------------
                                                                            855
                                                                   ------------
CAPITAL GOODS -- 19.7%
AFC Cable Systems*                                       45,000           1,339
American Aircarriers Support*                            60,000             540
BOLDER Technologies*                                    100,000             862
Bridgeport Machines*                                     88,000             544
Brown & Sharpe Manufacturing*                           100,000             494
Catalytica*                                              70,000             770
Dayton Superior, Cl A*                                   75,500           1,312
L.B. Foster, Cl A*                                      160,000             740
Lindberg                                                 30,800             271
LMI Aerospace*                                          105,000             604
MagneTek*                                               170,000           1,424
Moog, Cl A*                                              62,400           1,903
Northwest Pipe*                                          50,100             827
Park Ohio Holdings*                                      73,535           1,029
Shelby Williams Industries                               62,800             601
Supreme Industries                                       76,745             566
Thomas Industries                                        41,750             783
                                                                   ------------
                                                                         14,609
                                                                   ------------
CONSUMER CYCLICALS -- 21.3%
Bonded Motors*                                           74,600             182
Borg Warner Security*                                   100,000           1,675
Dura Automotive Systems*                                 60,720           1,715
Edelbrock*                                               37,000             555
Finlay Enterprises*                                      55,900             604
Friedman's, Cl A                                         30,800             277
Gildan Activewear*                                       80,000             980
Hampshire Group Limited*                                 34,100             273
Huffy                                                    48,300             580
K-Swiss, Cl A                                            13,400             338
Matthews International, Cl A                             40,000           1,095
Piercing Pagoda*                                         32,150             287
Quaker Fabric*                                           80,000             445
Racing Champions*                                        81,000             891
Simpson Manufacturing*                                   14,300             576
Stanley Furniture*                                       60,000           1,170
Steven Madden Limited*                                  100,000             844
Synthetic Industries*                                    49,200             821
TearDrop Golf*                                          100,600             498
Total Containment*                                       56,500             307
TRO Learning*                                           117,700             706
Video Update, Cl A*                                     175,125             148
Walbro*                                                  67,500             607
Whitehall Jewelers*                                      19,100             294
                                                                   ------------
                                                                         15,868
                                                                   ------------
CONSUMER STAPLES -- 2.5%
Buenos Aires Embotelladora S.A., ADR*                     2,824              --
Drug Emporium*                                          205,000             987
Mac-Gray*                                                48,400             445
Pepsi-Cola Puerto Rico Bottling,  Cl B*                  10,527              63
Performance Food Group*                                  14,000             367
                                                                   ------------
                                                                          1,862
                                                                   ------------


MICRO CAP VALUE FUND (CONTINUED)

DESCRIPTION                                              SHARES      VALUE (000)
--------------------------------------------------------------------------------
ENERGY -- 3.4%
Basin Exploration*                                       40,000    $        555
Bellwether Exploration*                                  94,500             337
Callon Petroleum*                                        40,000             445
Forest Oil*                                              85,220             639
Veritas DGC*                                             37,800             536
                                                                   ------------
                                                                          2,512
                                                                   ------------
FINANCIALS -- 13.3%
Chelsea GCA Realty                                       27,100             755
Dain Rauscher                                             8,200             279
Farm Family Holdings*                                    30,000             952
First Republic Bank*                                     70,000           1,689
LaSalle Re Holdings                                      22,400             330
Lexington Corporate Properties                           53,000             590
Penn Treaty American*                                    45,000           1,117
Philadelphia Consolidated Holding*                       55,000           1,107
SCPIE Holdings                                           15,000             408
Shurgard Storage Centers                                 14,100             356
Walden Residential Properties                            34,000             599
Webster Financial                                        35,800           1,034
Willis Lease Finance*                                    40,200             703
                                                                   ------------
                                                                          9,919
                                                                   ------------
HEALTH CARE -- 4.6%
America Service Group*                                   95,000           1,116
Collaborative Clinical Research*                        160,000             680
Diagnostic Health Services*                             224,500             274
Minntech                                                  5,800              73
Nu-Med*                                                     731              --
PolyMedica*                                              79,000             592
Spacelabs Medical*                                       40,000             673
                                                                   ------------
                                                                          3,408
                                                                   ------------
TECHNOLOGY -- 17.3%
Alpha Industries*                                        13,650             251
ANADIGICS*                                                7,100             125
Applied Science & Technology*                            50,000             628
Aris Corp*                                               34,800             291
BrightStar Information Technology*                      108,600             421
Ciprico*                                                117,500             969
Comdial*                                                 89,600             582
Corsair Communications*                                 138,500             710
Evolving Systems*                                       200,000             975
FEI*                                                    100,000             838
Fieldworks*                                             176,000             424
Fourth Shift*                                            58,200             313
Gatefield*                                              194,850             170
Government Technology Services*                         175,000             613
Inprise*                                                185,000             717
Kofax Image Products*                                   147,500           1,328
Olicom A/S*                                              58,300             175
P-Com*                                                   25,100             191
Periophonics*                                            50,000             316
Pioneer-Standard Electronics                             55,000             361
Pomeroy Computer Resources*                              39,200             510
Rainbow Technology*                                      40,000             400
Sapiens International*                                   45,900             479
Spectrian*                                               17,300             203
Triple P N.V.* (F)                                      183,500             505
Wall Data*                                               25,000             359
                                                                   ------------
                                                                         12,854
                                                                   ------------


                         32        '99 SEMIANNUAL REPORT    FIRST AMERICAN FUNDS

                                                                 SMALL CAP FUNDS
MICRO CAP VALUE FUND (CONTINUED)

DESCRIPTION                                    SHARES/PAR (000)      VALUE (000)
--------------------------------------------------------------------------------
TRANSPORTATION -- 1.2%
Nordic American Tanker Shipping                          75,000    $        863
                                                                   ------------
UTILITIES -- 6.5%
El Paso Electric*                                       126,800             967
Midcoast Energy Resources                                26,262             407
TNP Enterprises                                          30,000             863
Trigen Energy                                            54,700             749
Unisource Energy Holding*                               165,000           1,825
                                                                   ------------
                                                                          4,811
                                                                   ------------

TOTAL COMMON STOCKS
    (Cost $69,928)                                                       67,561
                                                                   ------------

WARRANT -- 0.0%
Sound Advice*                                             2,025              --
                                                                   ------------

TOTAL WARRANT
    (Cost $0)                                                                --
                                                                   ------------

CONVERTIBLE BONDS -- 1.7%
Complete Management, 71.4286 shares
    8.000%, 08/15/03 (A)                           $        590              46
Complete Management, 62.5000 shares
    8.000%, 12/15/03 (A)                                    300              24
Drug Emporium, 65.1466 shares
    7.750%, 10/01/14                                        921             672
Leasing Solutions, 28.6533 shares
    6.875%, 10/01/03                                        250              29
Titan, 285.7143 shares
    8.250%, 11/01/03                                        360             528
                                                                   ------------

TOTAL CONVERTIBLE BONDS
    (Cost $2,204)                                                         1,299
                                                                   ------------

RELATED PARTY MONEY MARKET FUND -- 6.8%
First American Prime Obligations
    Fund (B)                                          5,026,223           5,026
                                                                   ------------

TOTAL RELATED PARTY MONEY MARKET FUND
    (Cost $5,026)                                                         5,026
                                                                   ------------

TOTAL INVESTMENTS -- 99.4%
    (Cost $77,158)                                                       73,886
                                                                   ------------
OTHER ASSETS AND LIABILITIES, NET -- 0.6% (C)                               433
                                                                   ------------


MICRO CAP VALUE FUND (CONCLUDED)

DESCRIPTION                                                          VALUE (000)
--------------------------------------------------------------------------------
NET ASSETS:
Portfolio Capital--Class-A
   ($.0001 par value--2 billion authorized)
   based on 201,450 outstanding shares                             $      1,939
Portfolio Capital--Class-B
   ($.0001 par value--2 billion authorized)
   based on 29,594 outstanding shares                                       286
Portfolio Capital--Class-Y
   ($.0001 par value--2 billion authorized)
   based on 12,276,208 outstanding shares                                61,663
Undistributed net investment income                                          30
Accumulated net realized gain on investments                             13,673
Net unrealized depreciation of investments                               (3,272)
                                                                   ------------
TOTAL NET ASSETS -- 100.0%                                         $     74,319
                                                                   ------------
Net asset value and redemption
   price per share--Class-A                                        $       5.95

Maximum sales charge of 5.25% (D)                                          0.33
                                                                   ------------
Offering price per share--Class-A                                  $       6.28
                                                                   ------------
Net asset value and offering
   price per share--Class-B (E)                                    $       5.83
                                                                   ------------
Net asset value, offering price, and
   redemption price per share--Class-Y                             $       5.94
                                                                   ------------

*  Non-income producing security

(A)Security in default as of April 1, 1999.

(B)This money market fund is advised by U.S. Bank National Association who also serves as advisor for this fund. See also the notes to the financial statements.

(C)Other assets and liabilities representing greater than five percent of total net assets include the following (000):
   Cash collateral received for securities on loan  $ 4,269
   Payable upon return of securities on loan        $(4,269)

(D)The offering price is calculated by dividing the net asset value by 1 minus the maximum sales charge of 5.25%.

(E)Class-B has a contingent deferred sales charge. For a description of a possible redemption charge, see the notes to the financial statements.

(F)Security sold within the terms of a private placement memorandum, exempt from registration under section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in the program or other "qualified institutional investors".

ADR--American Depositary Receipt
Cl--Class

The accompanying notes are an integral part of the financial statements.


                         33        '99 SEMIANNUAL REPORT    FIRST AMERICAN FUNDS

STATEMENTS OF
NET ASSETS      MARCH 31, 1999 (UNAUDITED)

REGIONAL EQUITY FUND

DESCRIPTION                                              SHARES      VALUE (000)
--------------------------------------------------------------------------------
COMMON STOCKS -- 94.5%

BASIC MATERIALS -- 1.0%
A.M. Castle                                              70,000    $        844
Hawkins Chemical                                        140,000           1,365
                                                                   ------------
                                                                          2,209
                                                                   ------------
CAPITAL GOODS -- 26.0%
Alliant Techsystems*                                    107,800           8,375
Applied Power, Cl A                                     235,000           6,404
Ballantyne of Omaha*                                    345,450           2,591
BMC Industries                                          187,100             830
BOLDER Technologies*                                    170,200           1,468
Brady                                                    32,500             680
Donaldson                                               300,000           5,400
Idex                                                     70,000           1,649
Pentair                                                 190,100           6,416
SPX*                                                     65,000           3,278
Tower Automotive*                                       402,100           7,489
Valmont Industries                                      190,000           2,636
Varlen                                                  392,000           8,624
                                                                   ------------
                                                                         55,840
                                                                   ------------
CONSUMER CYCLICALS -- 15.5%
Alternate Postal Delivery* (A)                           87,900              88
Ashworth*                                               330,000           1,155
Bell & Howell*                                          115,000           3,371
Borg Warner Security*                                    89,300           1,496
Department 56*                                          190,000           5,783
Dura Automotive Systems*                                251,700           7,111
Inacom*                                                 260,000           2,015
Lakes Gaming*                                            40,000             327
Park Place Entertainment*                               180,000           1,361
Regis                                                   300,000           7,988
Sport-Haley* (A)                                        313,000           2,543
                                                                   ------------
                                                                         33,238
                                                                   ------------
CONSUMER STAPLES -- 11.9%
Buffets*                                                496,800           4,906
International Multifoods                                210,600           4,910
Lodgenet Entertainment*                                 360,000           2,363
Merrill                                                 562,000           7,517
Michael Foods                                           302,600           5,768
                                                                   ------------
                                                                         25,464
                                                                   ------------
ENERGY -- 3.5%
Basin Exploration*                                      170,000           2,359
Evergreen Resources*                                     51,000           1,020
Forest Oil*                                             176,000           1,320
Mallon Resources*                                       162,000           1,215
Veritas DGC*                                            110,800           1,572
                                                                   ------------
                                                                          7,486
                                                                   ------------


REGIONAL EQUITY FUND (CONTINUED)

DESCRIPTION                                              SHARES      VALUE (000)
--------------------------------------------------------------------------------
FINANCIALS -- 14.1%
Amerin*                                                 410,000    $      8,328
ARM Financial Group, Cl A                                53,400             798
Community First Bankshares                              455,000           9,100
Dain Rauscher                                            65,000           2,210
Metris                                                   90,000           3,634
TCF Financial                                           235,000           6,110
                                                                   ------------
                                                                         30,180
                                                                   ------------
HEALTH CARE -- 6.6%
ATS Medical*                                            255,600           1,917
Empi*                                                   280,000           6,055
Lifecore Biomedical*                                    483,500           4,200
Minntech                                                 14,200             179
Orphan Medical*                                         162,800           1,180
Rehabilicare*                                           225,000             591
                                                                   ------------
                                                                         14,122
                                                                   ------------
TECHNOLOGY -- 15.6%
Aetrium* (A)                                            580,000           3,770
Alternative Resources*                                  244,900           1,561
Communications Systems                                  386,000           3,667
Evolving Systems*                                       308,400           1,503
Innovex                                                 200,000           2,675
Mosaix* (A)                                             535,800           4,487
National Computer Systems                               258,100           6,323
Norstan* (A)                                            510,000           4,718
System Software Associates                              642,100           1,445
TSI (A)                                                 420,000           3,413
                                                                   ------------
                                                                         33,562
                                                                   ------------
UTILITIES -- 0.3%
Western Gas Resources                                    90,000             675
                                                                   ------------

TOTAL COMMON STOCKS
    (Cost $174,241)                                                     202,776
                                                                   ------------

RELATED PARTY MONEY MARKET FUND -- 0.5%
First American Prime Obligations
    Fund (B)                                            923,212             923
                                                                   ------------

TOTAL RELATED PARTY MONEY MARKET FUND
    (Cost $923)                                                             923
                                                                   ------------

TOTAL INVESTMENTS -- 95.0%
    (Cost $175,164)                                                     203,699
                                                                   ------------
OTHER ASSETS AND LIABILITIES, NET -- 5.0% (C)                            10,811
                                                                   ------------


                         34        '99 SEMIANNUAL REPORT    FIRST AMERICAN FUNDS

                                                                 SMALL CAP FUNDS
REGIONAL EQUITY FUND (CONCLUDED)

DESCRIPTION                                                          VALUE (000)
--------------------------------------------------------------------------------
NET ASSETS:
Portfolio Capital--Class-A
   ($.0001 par value--2 billion authorized)
   based on 1,319,937 outstanding shares                           $     18,610
Portfolio Capital--Class-B
   ($.0001 par value--2 billion authorized)
   based on 1,557,938 outstanding shares                                 26,460
Portfolio Capital--Class-Y
   ($.0001 par value--2 billion authorized)
   based on 10,664,068 outstanding shares                               131,971
Accumulated net investment loss                                            (177)
Accumulated net realized gain on investments                              9,111
Net unrealized appreciation of investments                               28,535
                                                                   ------------
TOTAL NET ASSETS -- 100.0%                                         $    214,510
                                                                   ------------
Net asset value and redemption
   price per share--Class-A                                        $      15.84

Maximum sales charge of 5.25%  (D)                                         0.88
                                                                   ------------
Offering price per share--Class-A                                  $      16.72
                                                                   ------------
Net asset value and offering price
   per share--Class-B (E)                                          $      15.34
                                                                   ------------
Net asset value, offering price, and
   redemption price per share--Class-Y                             $      15.91
                                                                   ------------

*  Non-income producing security

(A)Investments represent five percent or more of the outstanding voting securities of the issuer, and therefore the issuer is or was an affiliate, as defined in the Investment Company Act of 1940 at or during the period ended March 31, 1999. See activity below.

(B)This money market fund is advised by U.S. Bank National Association who also serves as advisor for this fund. See also the notes to the financial statements.

(C)Other assets and liabilities representing greater than five percent of total net assets include the following (000):
   Cash collateral received for securities on loan  $ 23,793
   Payable upon return of securities on loan        $(23,793)

(D)The offering price is calculated by dividing the net asset value by 1 minus the maximum sales charge of 5.25%.

(E)Class-B has a contingent deferred sales charge. For a description of a possible redemption charge, see the notes to the financial statements.

Cl--Class

The activity for investments in Common Stocks of Affiliate is as follows:

Description         Shares at    Shares at
                     09/30/98     03/31/99   Difference  Dividends  Realized G/L
--------------------------------------------------------------------------------
Aetrium               686,000      580,000      106,000         --     (718,925)
Alternate Postal
  Delivery            210,000       87,900(+)   122,100         --     (523,559)
Mosaix                535,800      535,800           --         --           --
Norstan               551,300      510,000(+)    41,300         --     (118,567)
Sport Haley           313,000      313,000           --         --           --
TSI                   669,300      420,000(+)   249,300     34,029    1,308,906
--------------------------------------------------------------------------------
                    2,965,400    2,446,700      518,700     34,029      (52,145)

+  At March 31, 1999 these issuers were not considered affiliates.

The accompanying notes are an integral part of the financial statements.


SMALL CAP GROWTH FUND

DESCRIPTION                                              SHARES      VALUE (000)
--------------------------------------------------------------------------------
COMMON STOCKS -- 93.2%

BASIC MATERIALS -- 4.3%
Cambrex                                                 129,100    $      2,856
CUNO*                                                   128,700           1,802
OM Group                                                 86,800           2,864
Spartech                                                122,800           2,533
                                                                   ------------
                                                                         10,055
                                                                   ------------
CAPITAL GOODS -- 3.6%
BE Aerospace*                                           105,800           1,561
Bolder Technologies*                                    129,500           1,117
Quanta Services*                                         79,400           2,020
Sanmina*                                                 59,400           3,787
                                                                   ------------
                                                                          8,485
                                                                   ------------
COMMUNICATION SERVICES -- 2.0%
NTL*                                                     57,700           4,695
                                                                   ------------
CONSUMER CYCLICALS -- 12.8%
99 Cents Only Stores*                                    91,612           3,888
Autobytel.com*                                           21,300             892
Autoweb.com*                                             35,800           1,275
Cheap Tickets*                                           48,000           1,614
Columbia Sportswear*                                    133,000           2,610
Fred's Incorporated, Cl A                               202,700           2,230
G. & K. Services                                         70,400           3,252
Garden Fresh Restaurant*                                 68,500             976
Getty Images Inc*                                       131,300           2,757
Linens N Things*                                         90,600           4,111
O'Reilly Automotive*                                     88,100           3,942
Valley Media*                                            60,700           1,381
Wackenhut Corrections*                                   72,200           1,394
                                                                   ------------
                                                                         30,322
                                                                   ------------
CONSUMER STAPLES -- 14.2%
Capstar Broadcasting Partners*                          152,700           3,503
Carriage Services*                                      151,200           2,287
Cinar Films, Cl B*                                      119,900           2,758
Consolidated Products*                                  192,400           3,379
Duane Reade*                                            131,600           3,668
Education Management*                                   148,300           4,560
P.F Changs China Bistro*                                132,700           4,047
Strayer Education                                        96,600           3,574
U.S. Foodservice*                                       124,400           5,785
                                                                   ------------
                                                                         33,561
                                                                   ------------
ENERGY -- 2.3%
Evergreen Resources*                                    142,100           2,842
Newfield Exploration*                                   116,800           2,643
                                                                   ------------
                                                                          5,485
                                                                   ------------
FINANCIALS -- 11.4%
Affiliated Managers Group*                               74,300           1,932
Alexandria Real Estate Equities                          73,800           1,951
ARM Financial Group, Cl A                               117,200           1,751
Centennial Bancorp*                                     128,740           1,609
CMAC Investment                                          67,300           2,625
Commerce Bancorp New Jersey                              86,767           3,579


                         35        '99 SEMIANNUAL REPORT    FIRST AMERICAN FUNDS

STATEMENTS OF
NET ASSETS      MARCH 31, 1999 (UNAUDITED)

SMALL CAP GROWTH FUND (CONTINUED)

DESCRIPTION                                              SHARES      VALUE (000)
--------------------------------------------------------------------------------
Community First Bankshares                              128,300    $      2,566
ESG Re Limited                                          116,900           1,856
Financial Federal*                                      125,300           2,381
Firstmerit                                              110,000           2,833
Healthcare Financial Partners*                           87,000           2,273
West Coast Bancorp                                       88,600           1,656
                                                                   ------------
                                                                         27,012
                                                                   ------------
HEALTH CARE -- 15.0%
Algos Pharmaceuticals*                                   50,700           1,248
Anesta*                                                  78,300           1,767
ATS Medical*                                            227,000           1,703
Barr Laboratories*                                       65,300           1,992
Cyberonics*                                             122,000           1,159
Express Scripts, Cl A*                                   78,200           6,720
ICON PLC, ADR*                                           57,200             829
Kendle International*                                    93,100           1,874
Medical Manager*                                        100,100           2,315
Osteotech*                                              105,700           3,633
Perclose*                                                99,700           3,091
Priority Healthcare Cl B*                                59,700           2,701
Qiagen*                                                  55,000           3,747
United Payors & United Providers*                       114,600           2,643
                                                                   ------------
                                                                         35,422
                                                                   ------------
TECHNOLOGY -- 26.4%
Advanced Energy Industries*                             108,000           2,545
Applied Micro Circuits*                                  65,500           2,800
Aspect Development*                                     138,800           3,227
Com21*                                                  135,900           3,567
Concentric Network*                                      30,700           2,295
Covad Communications Group*                              33,300           2,189
Critical Path*                                            9,800             755
E-Tek Dynamics*                                          56,100           2,013
Excel Switching*                                        103,100           2,165
Information Advantage*                                  152,700           1,012
International Telecommunications
    Data Systems*                                       109,600           1,356
L-3 Communications*                                      58,500           2,706
Mercury Interactive*                                    106,500           3,794
Micrel*                                                  83,100           4,160
Micromuse*                                               84,200           3,873
Miningo.com*                                              3,500             313
Multex.com*                                              27,100           1,694
National Computer Systems                               127,400           3,121
Netgravity*                                              56,100           2,321
Pegasus Systems*                                         55,400           2,209
Peregrine Systems*                                       63,000           2,118
PMC-Sierra*                                              44,200           3,146
PRI Automation*                                          85,400           1,793
Secure Computing*                                       131,300           1,379
Transwitch*                                              93,600           4,235
Whittman-Hart*                                           79,900           1,718
                                                                   ------------
                                                                         62,504
                                                                   ------------
TRANSPORTATION -- 1.2%
C.H. Robinson Worldwide                                 113,000           2,874
                                                                   ------------

TOTAL COMMON STOCKS
    (Cost $199,313)                                                     220,415
                                                                   ------------

RELATED PARTY MONEY MARKET FUND -- 10.8%
First American Prime Obligations
    Fund (A)                                         25,640,015          25,640
                                                                   ------------


SMALL CAP GROWTH FUND (CONCLUDED)

DESCRIPTION                                                          VALUE (000)
--------------------------------------------------------------------------------
TOTAL RELATED PARTY MONEY MARKET FUND
    (Cost $25,640)                                                 $     25,640
                                                                   ------------

TOTAL INVESTMENTS -- 104.0%
    (Cost $224,953)                                                     246,055
                                                                   ------------
OTHER ASSETS AND LIABILITIES, NET -- (4.0%) (B)                          (9,571)
                                                                   ------------

NET ASSETS:
Portfolio Capital--Class-A
   ($.0001 par value--2 billion authorized)
   based on 2,120,830 outstanding shares                                 22,152
Portfolio Capital--Class-B
   ($.0001 par value--2 billion authorized)
   based on 121,464 outstanding shares                                    1,670
Portfolio Capital--Class-C
   ($.0001 par value--2 billion authorized)
   based on 4,485 outstanding shares                                         66
Portfolio Capital--Class-Y
   ($.0001 par value--2 billion authorized)
   based on 13,599,829 outstanding shares                               178,235
Accumulated net investment loss                                             (70)
Accumulated net realized gain on investments                             13,329
Net unrealized appreciation of investments                               21,102
                                                                   ------------
TOTAL NET ASSETS -- 100.0%                                         $    236,484
                                                                   ------------
Net asset value and redemption
   price per share--Class-A                                        $      14.82

Maximum sales charge of 5.25%  (C)                                         0.82
                                                                   ------------
Offering price per share--Class-A                                  $      15.64
                                                                   ------------
Net asset value and offering
   price per share--Class-B (D)                                    $      14.27
                                                                   ------------
Net asset value per share--Class-C (E)                             $      14.81

Maximum sales charge of 1.00%  (F)                                         0.15
                                                                   ------------
Offering price per share--Class-C                                  $      14.96
                                                                   ------------
Net asset value, offering price, and
   redemption price per share--Class-Y                             $      14.94
                                                                   ------------

*Non-income producing security

(A)This money market fund is advised by U.S. Bank National Association who also serves as advisor for this fund. See also the notes to the financial statements.

(B)Other assets and liabilities representing greater than five percent of total net assets include the following (000):
   Cash collateral received for securities on loan  $ 49,691
   Payable upon return of securities on loan        $(49,691)

(C)The offering price is calcluated by dividing the net asset value by 1 minus the maximum sales charge of 5.25%.

(D)Class-B has a contingent deferred sales charge. For a description of a possible redemption charge, see the notes to the financial statements.

(E)Class-C has a contingent deferred sales charge. For a description of a possible redemption charge, see the notes to the financial statements.

(F)The offering price is calcluated by dividing the net asset value by 1 minus the maximum sales charge of 1.00%.

ADR--American Depositary Receipt
Cl--Class
PLC--Public Limited Company

The accompanying notes are an integral part of the financial statements.


                         36        '99 SEMIANNUAL REPORT    FIRST AMERICAN FUNDS

                                                                 SMALL CAP FUNDS
SMALL CAP VALUE FUND

DESCRIPTION                                              SHARES      VALUE (000)
--------------------------------------------------------------------------------
COMMON STOCKS -- 88.7%

BASIC MATERIALS -- 0.8%
BWay*                                                   177,000    $      2,334
CPAC                                                     35,700             263
                                                                   ------------
                                                                          2,597
                                                                   ------------
CAPITAL GOODS -- 16.9%
AFC Cable Systems*                                      232,600           6,920
Alliant Techsystems*                                     66,300           5,151
Aqua Alliance*                                        1,362,300           3,065
Bridgeport Machines*                                    158,600             981
Catalytica*                                             682,033           7,502
Dayton Superior, CL A*                                  164,300           2,855
Dupont Photomasks*                                       17,900             709
L.B. Foster, Cl A*                                      253,800           1,174
MagneTek*                                               321,487           2,692
Moog, Cl A*                                             259,200           7,906
Newpark Resources*                                      479,600           3,477
Northwest Pipe*                                         180,000           2,970
Park Ohio Holdings*                                     227,300           3,182
Shelby Williams Industries                               76,050             727
Thomas Industries                                       139,650           2,618
Tredegar Industries                                      58,400           1,807
U.S. Filter*                                             29,211             895
                                                                   ------------
                                                                         54,631
                                                                   ------------
CONSUMER CYCLICALS -- 19.7%
Acxiom*                                                  96,140           2,548
Applied Graphics Technologies*                          190,500           1,429
Bell & Howell*                                          195,600           5,734
Bonded Motors*                                           71,400             174
Borg Warner Security*                                   461,700           7,733
DR Horton                                               173,475           2,906
Dura Automotive Systems*                                118,880           3,358
Edelbrock*                                              106,200           1,593
Finish Line, Cl A*                                      196,700           2,532
Hampshire Group Limited*                                 55,100             441
Huffy                                                   106,000           1,272
Inacom*                                                 160,852           1,247
K-Swiss, Cl A                                            54,600           1,379
Matthews International, Cl A                            135,300           3,704
Piercing Pagoda*                                        122,250           1,093
Quaker Fabric*                                          358,400           1,994
Regis                                                   225,000           5,991
Service Experts*                                         50,800             686
Simpson Manufacturing*                                   59,100           2,379
Staff Leasing*                                          112,300           1,607
Stanley Furniture*                                      233,400           4,551
Synthetic Industries*                                   120,400           2,009
Tarrant Apparel Group*                                   30,300           1,273
Topps*                                                  600,000           2,625
TRO Learning*                                           212,200           1,273
Video Update, Cl A*                                     376,150             317
Walbro*                                                 108,500             976
Whitehall Jewellers*                                     56,200             864
                                                                   ------------
                                                                         63,688
                                                                   ------------
CONSUMER STAPLES -- 3.3%
Avado Brands                                            121,600             722
Buenos Aires Emb-spons, ADR*                              6,274              --
Buffets*                                                123,600           1,221
Drug Emporium*                                          141,900             683


SMALL CAP VALUE FUND (CONTINUED)

DESCRIPTION                                              SHARES      VALUE (000)
--------------------------------------------------------------------------------
Merrill                                                 152,000    $      2,033
Pepsi-Cola Puerto Rico Bottling, Cl B*                   23,387             140
Performance Food Group*                                  96,800           2,541
Suiza Foods*                                            100,300           3,379
                                                                   ------------
                                                                         10,719
                                                                   ------------
ENERGY -- 1.7%
Atwood Oceanic*                                          42,000           1,260
Forest Oil                                              260,360           1,953
Veritas DGC*                                            152,000           2,156
                                                                   ------------
                                                                          5,369
                                                                   ------------
FINANCIALS -- 19.3%
Amerin*                                                 291,100           5,913
ARM Financial Group, Cl A                                52,600             786
Astoria Financial                                        43,700           2,185
Chelsea GCA Realty                                       98,900           2,757
Community First Bankshares                              102,800           2,056
Dain Rauscher                                            89,200           3,033
Enhance Financial Services Group                        281,700           6,409
Farm Family Holdings*                                    59,900           1,902
First Republic Bank*                                    183,000           4,415
Franchise Mortgage Acceptance*                          414,600           3,006
Highwoods Properties                                     92,700           2,184
LaSalle Re Holdings                                      92,300           1,361
Lexington Corporate Properties                          178,600           1,987
Penn Treaty American*                                   160,800           3,990
Philadelphia Consolidated Holding*                      206,700           4,160
Roslyn Bancorp                                          305,040           5,148
Southwest Bancorp of Texas*                              73,400             904
UST                                                     105,730           2,310
Walden Residential Properties                           109,200           1,925
Webster Financial                                       110,904           3,202
Willis Lease Finance*                                   165,100           2,889
                                                                   ------------
                                                                         62,522
                                                                   ------------
HEALTH CARE -- 6.5%
Cooper*                                                 324,400           4,988
Diagnostic Health Services*                             316,900             386
Lifecore Biomedical*                                     96,200             836
Mentor                                                  168,900           2,481
Parexel International*                                  174,300           3,606
PolyMedica*                                             225,200           1,689
Respironics*                                            306,500           4,042
Roberts Pharmaceutical*                                  54,000           1,120
Spacelabs Medical*                                      115,600           1,944
                                                                   ------------
                                                                         21,092
                                                                   ------------
TECHNOLOGY -- 16.0%
Actel*                                                   80,300           1,320
Alpha Industries                                         52,500             965
ANADIGICS*                                               27,000             476
BancTec*                                                228,262           2,810
Comdial*                                                145,300             944
Digital Microwave*                                      197,100           1,651
DII Group*                                               42,100           1,231
DSP Communications*                                      41,400             657
Etec Systems*                                            26,600             783
FEI*                                                    131,600           1,102
Gatefield*                                              537,600             470
Glenayre Technologies*                                  203,500             700
Inprise Corp*                                           642,800           2,491


                         37        '99 SEMIANNUAL REPORT    FIRST AMERICAN FUNDS

STATEMENTS OF
NET ASSETS      MARCH 31, 1999 (UNAUDITED)

SMALL CAP VALUE FUND (CONTINUED)

DESCRIPTION                                    SHARES/PAR (000)      VALUE (000)
--------------------------------------------------------------------------------
Kronos*                                                  55,200    $      1,352
National Computer Systems                               111,400           2,729
Network Equipment Technology*                           187,300           1,674
Nova*                                                    67,774           1,779
Olicom A/S*                                             175,900             528
P-Com*                                                   90,900             693
Pioneer-Standard Electronics                            187,600           1,231
Pomeroy Computer Resources*                             155,800           2,025
Powerwave Technologies*                                  59,100           1,677
Radisys*                                                209,500           6,508
Remec*                                                   57,600           1,202
Sapiens International*                                  170,300           1,777
Sawtek*                                                  41,200           1,390
Spectrian*                                               65,700             772
Sybase*                                                 555,300           4,408
System Software Associates*                             811,900           1,827
Triple P N.V.* (H)                                      801,760           2,205
Unitrode*                                               180,400           2,559
                                                                   ------------
                                                                         51,936
                                                                   ------------
TRANSPORTATION -- 1.0%
Nordic American Tanker Shipping                         284,800           3,275
World Airways*                                           46,500              46
                                                                   ------------
                                                                          3,321
                                                                   ------------
UTILITIES -- 3.5%
El Paso Electric                                        250,000           1,906
TNP Enterprises                                          82,300           2,366
Unisource Energy Holding*                               650,000           7,191
                                                                   ------------
                                                                         11,463
                                                                   ------------

TOTAL COMMON STOCKS
    (Cost $268,570)                                                     287,338
                                                                   ------------

CONVERTIBLE BONDS -- 1.1%
Complete Management, 62.5000 shares
    8.000%, 08/15/03 (A)                           $        595              47
Complete Management, 71.4286 shares
    8.000%, 08/15/03 (A)                                    520              41
Drug Emporium, 65.1466 shares
    7.750%, 10/01/14                                        740             540
Leasing Solutions, 28.6533 shares
    6.875%, 10/01/03                                        455              52
Titan, 285.7143 shares
    0.250%, 11/01/03
    8.250%, 11/01/03                                      1,935           2,838
                                                                   ------------

TOTAL CONVERTIBLE BONDS
    (Cost $4,059)                                                         3,518
                                                                   ------------

WARRANT -- 0.0%
Sound Advice*                                               505              --
                                                                   ------------

TOTAL WARRANT
    (Cost $0)                                                                --
                                                                   ------------

RELATED PARTY MONEY MARKET FUND -- 5.6%
First American Prime Obligations
    Fund (B)                                         18,087,162          18,087
                                                                   ------------

TOTAL RELATED PARTY MONEY MARKET FUND
    (Cost $18,087)                                                       18,087
                                                                   ------------


SMALL CAP VALUE FUND (CONCLUDED)

DESCRIPTION                                                          VALUE (000)
--------------------------------------------------------------------------------
TOTAL INVESTMENTS -- 95.4%
    (Cost $290,716)                                                $    308,943
                                                                   ------------
OTHER ASSETS AND LIABILITIES, NET-- 4.6% (C)                             14,756
                                                                   ------------

NET ASSETS:
Portfolio Capital--Class-A
   ($.0001 par value--2 billion authorized)
   based on 944,556 outstanding shares                                   11,887
Portfolio Capital--Class-B
   ($.0001 par value--2 billion authorized)
   based on 67,557 outstanding shares                                     1,053
Portfolio Capital--Class-C
   ($.0001 par value--2 billion authorized)
   based on 2,925 outstanding shares                                         36
Portfolio Capital--Class-Y
   ($.0001 par value--2 billion authorized)
   based on 25,749,878 outstanding shares                               301,212
Undistributed net investment income                                          86
Accumulated net realized loss on investments                             (8,802)
Net unrealized appreciation of investments                               18,227
                                                                   ------------
TOTAL NET ASSETS -- 100.0%                                         $    323,699
                                                                   ------------
Net asset value and redemption
   price per share--Class-A                                        $      12.07

Maximum sales charge of 5.25%  (D)                                         0.67
                                                                   ------------
Offering price per share--Class-A                                  $      12.74
                                                                   ------------
Net asset value and offering
   price per share--Class-B (E)                                    $      11.97
                                                                   ------------
Net asset value per share--Class-C (F)                             $      12.06

Maximum sales charge of 1.00%  (G)                                         0.12
                                                                   ------------
Offering price per share--Class-C                                  $      12.18
                                                                   ------------
Net asset value, offering price, and
   redemption price per share--Class-Y                             $      12.10
                                                                   ------------

*  Non-income producing security

(A)Security was in default as of April 1, 1999.

(B)This money market fund is advised by U.S. Bank National Association who also serves as advisor for this fund. See also the notes to the financial statements.

(C)Other assets and liabilities representing greater than five percent of total net assets include the following (000):
   Cash collateral received for securities on loan  $ 15,261
   Payable upon return of securities on loan        $(15,261)

(D)The offering price is calculated by dividing the net asset value by 1 minus the maximum sales charge of 5.25%.

(E)Class-B has a contingent deferred sales charge. For a description of a possible redemption charge, see the notes to the financial statements.

(F)Class-C has a contingent deferred sales charge. For a description of a possible redemption charge, see the notes to the financial statements.

(G)The offering price is calcluated by dividing the net asset value by 1 minus the maximum sales charge of 1.00%.

(H)Security sold within the terms of a private placement memorandum, exempt from registration under section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "qualified institutional investors."

ADR--American Depositary Receipt
Cl--Class

The accompanying notes are an integral part of the financial statements.


                         38        '99 SEMIANNUAL REPORT    FIRST AMERICAN FUNDS

                                                                 SMALL CAP FUNDS
STATEMENTS OF
OPERATIONS      FOR THE SIX MONTHS ENDED MARCH 31, 1999, (UNAUDITED)
                IN THOUSANDS

                                                           MICRO CAP      REGIONAL     SMALL CAP     SMALL CAP
                                                          VALUE FUND   EQUITY FUND   GROWTH FUND    VALUE FUND
--------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
Interest                                                    $    214+     $    268+     $    437+     $    748+
Dividends                                                        440           977*          373         1,346
--------------------------------------------------------------------------------------------------------------
TOTAL INVESTMENT INCOME                                          654         1,245           810         2,094
==============================================================================================================
EXPENSES:
Investment advisory fees                                         384           965           651         1,337
Less: Waiver of investment advisory fees                          (1)          (84)           (3)          (17)
Administrator fees                                                60           150           101           208
Transfer agent fees                                               23           141            27            45
Custodian fees                                                    17            41            28            57
Directors' fees                                                    1             3             2             4
Registration fees                                                  4            10            13            22
Professional fees                                                  1             3             2             5
Printing                                                           3             8             6            11
Distribution fees - class-A                                        2            32            42            16
Distribution fees - class-B                                        1           149             7             4
Other                                                              2             4             3             5
--------------------------------------------------------------------------------------------------------------
TOTAL NET EXPENSES                                               497         1,422           879         1,697
==============================================================================================================
Investment income (loss) - net                                   157          (177)          (69)          397
--------------------------------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAINS
(LOSSES) ON INVESTMENTS - NET:
Net realized gain (loss) on investments                       13,675         9,115*       15,392        (4,693)
Net change in unrealized appreciation (depreciation) of
 investments                                                 (14,318)          788*       21,805        (5,328)
--------------------------------------------------------------------------------------------------------------
NET GAIN (LOSS) ON INVESTMENTS                                  (643)        9,903        37,197       (10,021)
==============================================================================================================
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
FROM OPERATIONS                                             $   (486)     $  9,726      $ 37,128      $ (9,624)
==============================================================================================================

+ Includes income from securities lending program. See the Notes to the Financial Statements for additional information.
*  Includes the following amounts from investments in Common Stock of Affiliates
   (000): $34 of dividend income, $(52) of realized loss on investments, and $3,358 of unrealized appreciation of investments.


The accompanying notes are an integral part of the financial statements.


                         39        '99 SEMIANNUAL REPORT    FIRST AMERICAN FUNDS

STATEMENTS OF
CHANGES IN NET ASSETS      IN THOUSANDS

                                                                           MICRO CAP              REGIONAL             SMALL CAP
                                                                          VALUE FUND           EQUITY FUND           GROWTH FUND
--------------------------------------------------------------------------------------------------------------------------------
                                                                  10/1/98    10/1/97    10/1/98    10/1/97    10/1/98    10/1/97
                                                                       to         to         to         to         to         to
                                                                  3/31/99    9/30/98    3/31/99    9/30/98    3/31/99    9/30/98
--------------------------------------------------------------------------------------------------------------------------------
                                                               (unaudited)           (unaudited)           (unaudited)
OPERATIONS:
Investment income (loss) - net                                  $     157  $     423  $    (177) $     185  $     (69) $    (260)
Net realized gain (loss) on investments                            13,675     27,875      9,115     20,276     15,392     (5,101)
Net change in unrealized appreciation (depreciation)
 of investments                                                   (14,318)   (77,385)       788   (117,589)    21,805    (24,055)
--------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from operations      (486)   (49,087)     9,726    (97,128)    37,128    (29,416)
--------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Investment income - net:
  Class-A                                                              (1)        --         --         --         --         --
  Class-B                                                              --         --         --         --         --         --
  Class-C                                                              --         --         --         --         --         --
  Class-Y                                                            (178)      (371)        --       (184)        --         --
Net realized gain on investments:
  Class-A                                                            (345)       (15)    (1,806)    (1,388)       (46) (5,302)(A)
  Class-B - FAIF                                                      (48)        (7)    (2,155)    (1,723)        (2)        --
  Class-B - Piper                                                      --         --         --         --         --     (10)(A)
  Class-C                                                              --         --         --         --         --         --
  Class-Y                                                         (26,092)   (12,784)   (15,562)   (12,883)      (171)        --
--------------------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                                               (26,664)   (13,177)   (19,523)   (16,178)      (219)    (5,312)
================================================================================================================================
CAPITAL SHARE TRANSACTIONS(1):
Class-A
  Proceeds from sales                                                 641      5,879        713     11,530     48,556     24,836
  Shares issued in connection with acquisition of Piper Fund           --         --         --         --         --      5,802
  Reinvestment of distributions                                       171          9      1,738      1,324         54      5,164
  Payments for redemptions                                           (312)    (4,491)    (6,248)   (14,563)   (53,160)   (31,425)
--------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets from class-A
 transactions                                                         500      1,397     (3,797)    (1,709)    (4,550)     4,377
--------------------------------------------------------------------------------------------------------------------------------
Class-B
  Proceeds from sales - FAIF                                           20        215        329      5,492        523         62
  Proceeds from sales - Piper                                          --         --         --         --         --        586
  Shares issued in connection with acquisition of Piper Fund           --         --         --         --         --      1,306
  Reinvestment of distributions - FAIF                                 48          7      2,125      1,684          2         --
  Reinvestment of distributions - Piper                                --         --         --         --         --         10
  Payments for redemptions - FAIF                                     (45)        (8)    (6,606)    (5,532)      (189)       (47)
  Payment for redemptions - Piper                                      --         --         --         --         --     (1,125)
--------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets from class-B transactions            23        214     (4,152)     1,644        336        792
--------------------------------------------------------------------------------------------------------------------------------
Class-C
  Proceeds from sales                                                  --         --         --         --         66         --
  Reinvestment of distributions                                        --         --         --         --         --         --
  Payment for redemptions                                              --         --         --         --         --         --
--------------------------------------------------------------------------------------------------------------------------------
Increase in net assets from class-C transactions                       --         --         --         --         66         --
--------------------------------------------------------------------------------------------------------------------------------
Class-Y
  Proceeds from sales                                               7,281     13,564     16,143     92,606     81,886      7,699
  Shares issued in connection with acquisition
   of Piper Fund                                                       --         --         --         --         --    146,984
  Reinvestment of distributions                                     3,937      6,055     12,110      9,959         50         --
  Payments for redemptions                                        (55,716)   (60,217)   (76,245)  (137,313)   (21,443)   (18,021)
--------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets from class-Y transactions       (44,498)   (40,598)   (47,992)   (34,748)    60,493    136,662
--------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets from capital share
 transactions                                                     (43,975)   (38,987)   (55,941)   (34,813)    56,345    141,831
--------------------------------------------------------------------------------------------------------------------------------
Total increase (decrease) in net assets                           (71,125)  (101,251)   (65,738)  (148,119)    93,254    107,103
NET ASSETS AT BEGINNING OF PERIOD                                 145,444    246,695    280,248    428,367    143,230     36,127
================================================================================================================================
NET ASSETS AT END OF PERIOD (2)                                 $  74,319  $ 145,444  $ 214,510  $ 280,248  $ 236,484  $ 143,230
================================================================================================================================

(1)See note 4 in the notes to financial statements for additional information.
(2)Includes undistributed (distributions in excess of) net investment income
   (000) of $30 and $52 for Micro Cap Value Fund, $(177) and $0 for Regional Equity Fund, $(70) and $(1) for Small Cap Growth Fund, $86, $231 and $(150), and for Small Cap Value Fund, at March 31, 1999, September 30, 1998, and September 30, 1997, respectively.
(A)Included in the distributions for the Small Cap Growth Fund is a return of capital distribution in the amount of $5,311,630 for class-A and $370 for class-B - Piper.
(B)The Statements of Changes in Net Assets for the Small Cap Value Fund reflect the change of the Fund's year end from July 31st, to November 30th, and then to September 30th.


The accompanying notes are an integral part of the financial statements.


                         40        '99 SEMIANNUAL REPORT    FIRST AMERICAN FUNDS

                                                                 SMALL CAP FUNDS
                              SMALL CAP
                          VALUE FUND(B)
---------------------------------------
    10/1/98       12/1/97        8/1/97
         to            to            to
    3/31/99       9/30/98      11/30/97
---------------------------------------
 (unaudited)

  $     397     $   1,583     $    (114)
     (4,693)       25,057         2,299

     (5,328)     (116,183)        8,373
---------------------------------------
     (9,624)      (89,543)       10,558
---------------------------------------


         (7)          (14)           --
         --            --            --
         --            --            --
       (535)       (1,188)          (93)

     (1,046)       (1,320)           --
        (59)           (4)           --
         --            --            --
         --            --            --
    (29,701)      (33,301)           --
---------------------------------------
    (31,348)      (35,827)          (93)
=======================================


      2,112        39,216        18,971
         --            --            --
      1,045         1,335            --
     (3,759)      (42,007)      (22,884)
---------------------------------------

       (602)       (1,456)       (3,913)
---------------------------------------

        399           799             1
         --            --            --
         --            --            --
         59             4            --
         --            --            --
       (159)          (50)           --
         --            --            --
---------------------------------------
        299           753             1
---------------------------------------

         36            --            --
         --            --            --
         --            --            --
---------------------------------------
         36            --            --
---------------------------------------

     88,030       213,258       117,751

         --            --            --
     27,228        32,778            82
   (131,524)     (219,000)     (116,562)
---------------------------------------
    (16,266)       27,036         1,271
---------------------------------------

    (16,533)       26,333        (2,641)
---------------------------------------
    (57,505)      (99,037)        7,824
    381,204       480,241       472,417
=======================================
  $ 323,699     $ 381,204     $ 480,241
=======================================


                         41        '99 SEMIANNUAL REPORT    FIRST AMERICAN FUNDS

FINANCIAL HIGHLIGHTS      FOR A SHARE OUTSTANDING, THROUGHOUT THE PERIODS
                          ENDED SEPTEMBER 30, UNLESS OTHERWISE INDICATED

                                                        REALIZED AND
                            NET ASSET                     UNREALIZED       DIVIDENDS                   DISTRIBUTIONS
                                VALUE            NET        GAINS OR        FROM NET   DISTRIBUTIONS            FROM
                            BEGINNING     INVESTMENT     (LOSSES) ON      INVESTMENT            FROM       RETURN OF
                            OF PERIOD  INCOME (LOSS)     INVESTMENTS          INCOME   CAPITAL GAINS         CAPITAL
--------------------------------------------------------------------------------------------------------------------
MICRO CAP VALUE FUND
Class-A
  1999*(unaudited)           $ 7.95         $   --          $(0.21)         $   --          $(1.79)            $--
  1998                        10.96             --           (2.42)             --           (0.59)             --
  1997(1)                     10.00             --            0.96              --              --              --
Class-B
  1999*(unaudited)           $ 7.84         $   --          $(0.22)         $   --          $(1.79)            $--
  1998                        10.95          (0.01)          (2.51)             --           (0.59)             --
  1997(1)                     10.00             --            0.95              --              --              --
Class-Y
  1999*(unaudited)           $ 7.93         $ 0.01          $(0.20)         $(0.01)         $(1.79)            $--
  1998                        10.95           0.02           (2.43)          (0.02)          (0.59)             --
  1997(1)                     10.00             --            0.95              --              --              --
--------------------------------------------------------------------------------------------------------------------
REGIONAL EQUITY FUND
Class-A
  1999*(unaudited)           $16.68         $(0.05)         $ 0.44          $   --          $(1.23)            $--
  1998                        23.12             --           (5.49)             --           (0.95)             --
  1997                        17.71           0.03            6.14           (0.07)          (0.69)             --
  1996                        17.12           0.04            1.70           (0.04)          (1.11)             --
  1995                        12.52           0.08            4.90           (0.06)          (0.32)             --
  1994                        11.96           0.08            0.71           (0.07)          (0.16)             --
Class-B
  1999*(unaudited)           $16.25         $(0.12)         $ 0.44          $   --          $(1.23)            $--
  1998                        22.72          (0.04)          (5.48)             --           (0.95)             --
  1997                        17.47          (0.03)           5.97              --           (0.69)             --
  1996                        16.99          (0.04)           1.64           (0.01)          (1.11)             --
  1995                        12.50           0.04            4.80           (0.03)          (0.32)             --
  1994(2)                     12.19             --            0.33           (0.02)             --              --
Class-Y
  1999*(unaudited)           $16.74         $(0.03)         $ 0.43          $   --          $(1.23)            $--
  1998                        23.16           0.01           (5.46)          (0.02)          (0.95)             --
  1997                        17.75           0.05            6.18           (0.13)          (0.69)             --
  1996                        17.13           0.09            1.70           (0.06)          (1.11)             --
  1995                        12.52           0.11            4.90           (0.08)          (0.32)             --
  1994(3)                     12.41           0.07            0.11           (0.07)             --              --
--------------------------------------------------------------------------------------------------------------------

+  Returns are for the period indicated and have not been annualized.
* For the six month period ended March 31. All ratios for the period have been annualized.
(A)Excluding sales charges.
(1)Commenced operations August 7, 1997. All ratios for the period have been annualized.
(2)Class-B shares have been offered since August 15, 1994. All ratios for the period have been annualized.
(3)Class-Y shares have been offered since February 4, 1994. All ratios for the period have been annualized.


                         42        '99 SEMIANNUAL REPORT    FIRST AMERICAN FUNDS

                                                                 SMALL CAP FUNDS

                                                                                      RATIO OF
                                                                 RATIO OF NET      EXPENSES TO
  NET ASSET                                          RATIO OF      INVESTMENT          AVERAGE
      VALUE                         NET ASSETS    EXPENSES TO   INCOME (LOSS)       NET ASSETS         PORTFOLIO
     END OF          TOTAL              END OF        AVERAGE      TO AVERAGE       (EXCLUDING          TURNOVER
     PERIOD     RETURN (A)        PERIOD (000)     NET ASSETS      NET ASSETS         WAIVERS)              RATE
----------------------------------------------------------------------------------------------------------------


   $ 5.95          (5.03)%+         $  1,199           1.15%           0.02%            1.15%                8%
     7.95         (22.77)              1,110           1.13           (0.09)            1.13                16
    10.96           9.60+                 44           1.15           (0.25)            1.32                 0

   $ 5.83          (5.36)%+         $    172           1.90%          (0.68)%           1.90%                8%
     7.84         (23.78)                206           1.88           (0.78)            1.88                16
    10.95           9.50+                 50           1.90           (1.04)            2.07                 0

   $ 5.94          (4.79)%+         $ 72,948           0.90%           0.29%            0.90%                8%
     7.93         (22.76)            144,128           0.88            0.21             0.88                16
    10.95           9.50+            246,601           0.90           (0.02)            1.07                 0
----------------------------------------------------------------------------------------------------------------


   $15.84           1.53%+          $ 20,906           1.15%          (0.25)%           1.21%                7%
    16.68         (24.54)             25,706           1.15           (0.08)            1.16                15
    23.12          36.13              37,677           1.15            0.11             1.15                17
    17.71          10.97              25,325           1.13            0.24             1.15                36
    17.12          41.17              14,917           1.05            0.58             1.20                42
    12.52           6.76               8,345           0.82            0.59             1.25                41

   $15.34           1.12%+          $ 23,895           1.90%          (1.00)%           1.96%                7%
    16.25         (25.12)             29,481           1.90           (0.83)            1.91                15
    22.72          35.18              39,683           1.90           (0.65)            1.90                17
    17.47          10.14              27,671           1.88           (0.52)            1.90                36
    16.99          39.98               7,630           1.84           (0.25)            1.95                42
    12.50           2.73+                185           1.80           (0.41)            2.05                41

   $15.91           1.59%+          $169,709           0.90%          (0.06)%           0.96%                7%
    16.74         (24.34)            225,061           0.90            0.17             0.91                15
    23.16          36.49             351,007           0.90            0.35             0.90                17
    17.75          11.27             259,138           0.88            0.49             0.90                36
    17.13          41.40             188,583           0.84            0.78             0.95                42
    12.52           1.46+             96,045           0.80            0.82             1.05                41
----------------------------------------------------------------------------------------------------------------


                         43        '99 SEMIANNUAL REPORT    FIRST AMERICAN FUNDS

FINANCIAL HIGHLIGHTS      FOR A SHARE OUTSTANDING, THROUGHOUT THE PERIODS
                          ENDED SEPTEMBER 30, UNLESS OTHERWISE INDICATED

                                                           REALIZED AND
                               NET ASSET                     UNREALIZED       DIVIDENDS                   DISTRIBUTIONS
                                   VALUE            NET        GAINS OR        FROM NET   DISTRIBUTIONS            FROM
                               BEGINNING     INVESTMENT     (LOSSES) ON      INVESTMENT            FROM       RETURN OF
                               OF PERIOD  INCOME (LOSS)     INVESTMENTS          INCOME   CAPITAL GAINS         CAPITAL
-----------------------------------------------------------------------------------------------------------------------
SMALL CAP GROWTH FUND
Class-A(1)
  1999*(unaudited)              $11.90         $(0.05)         $ 2.99          $   --          $(0.02)         $   --
  1998                           17.41          (0.09)          (2.67)             --           (2.64)          (0.11)
  1997                           17.11          (0.16)           5.66           (0.04)          (5.16)             --
  1996(2)                        17.68           0.06            0.87           (0.07)          (1.43)             --
  1995                           15.61           0.09            2.07           (0.09)             --              --
  1994                           15.30           0.07            0.27           (0.03)             --              --
Class-B - FAIF
  1999*(unaudited)              $11.50         $(0.11)         $ 2.90          $   --          $(0.02)         $   --
  1998(3)                        13.74          (0.02)          (2.22)             --              --              --
Class-B - Piper
  1998(4)                       $ 9.54         $(0.09)         $ 0.42          $   --          $(0.15)         $(0.01)
  1997(5)                         7.24          (0.03)           2.33              --              --              --
Class-C
  1999(6)(unaudited)            $15.48         $   --          $(0.67)         $   --          $   --          $   --
Class-Y
  1999*(unaudited)              $11.98         $   --          $ 2.98          $   --          $(0.02)         $   --
  1998(3)                        14.29             --           (2.31)             --              --              --
-----------------------------------------------------------------------------------------------------------------------
SMALL CAP VALUE FUND(B)
Class-A
  1999*(unaudited)              $13.58         $   --          $(0.49)         $(0.01)         $(1.01)         $   --
  1998(7)                        18.20           0.04           (3.38)          (0.01)          (1.27)             --
  1997(8)                        17.86          (0.03)           0.37              --              --              --
  1997(9)                        13.95           0.01            5.43           (0.01)          (1.52)             --
  1996(9)                        13.23           0.04            1.83           (0.04)          (1.11)             --
  1995(9)(10)                    10.00           0.09            3.29           (0.10)          (0.05)             --
Class-B
  1999*(unaudited)              $13.53         $(0.01)         $(0.54)         $   --          $(1.01)         $   --
  1998(7)                        18.23           0.01           (3.43)          (0.01)          (1.27)             --
  1997(11)(12)                   18.22             --            0.01              --              --              --
Class-C
  1999(6)(unaudited)            $13.48         $   --          $(1.42)         $   --          $   --          $   --
Class-Y
  1999*(unaudited)              $13.60         $ 0.01          $(0.48)         $(0.02)         $(1.01)         $   --
  1998(7)                        18.23           0.06           (3.38)          (0.04)          (1.27)             --
  1997(8)                        17.87          (0.01)           0.37              --              --              --
  1997(9)                        13.96           0.04            5.43           (0.04)          (1.52)             --
  1996(9)                        13.26           0.06            1.81           (0.06)          (1.11)             --
  1995(9)(10)                    10.00           0.13            3.30           (0.12)          (0.05)             --
-----------------------------------------------------------------------------------------------------------------------

+   Returns are for the period indicated and have not been annualized.
* For the six month period ended March 31. All ratios for the period have been annualized.
 (A)Excluding sales charges.
 (B)The financial highlights for Small Cap Value Fund as set forth herein include the historical financial highlights of the Qualivest Small Companies Fund class-A and class-Y shares. The assets of the Small Companies Fund were acquired by Small Cap Value Fund on November 21, 1997. In connection with such acquisition, (i) class-A and class-C shares of the Qualivest Small Companies Value Fund were exchanged for class-A shares of Small Cap Value Fund; and (ii) Qualivest class-Y shares were exchanged for class-Y shares of Small Cap Value Fund.
 (1)Historical per-share amounts have been adjusted to reflect the conversion ratios utilized for the reorganization of the FAIF Small Cap Growth Fund and the Piper Small Company Growth Fund, that occurred on July 31, 1998. Piper Small Company Growth Fund is the financial reporting survivor. Therefore, the financial highlights for the Small Cap Growth Fund represent the financial highlights information of the former Piper Small Company Growth Fund. On July 31, 1998, the fund's advisor changed from Piper Capital Management, Inc. to U.S. Bank N.A.
 (2)On September 12, 1996, shareholders of the Fund approved a change in the Fund's investment objective from high total investment return consistent with prudent investment risk to long-term capital appreciation. In connection with this change in investment objective, the Fund's investment policies were revised.
 (3)Class-Y and class-B shares have been offered since July 31, 1998. There is no historical information for these classes of Piper Small Company Growth Fund prior to the reorganization on July 31, 1998. All ratios for the period have been annualized.
 (4)Effective April 28, 1998, all shareholders were exchanged into class-A. Class-B share activity was discontinued. All ratios for the period have been annualized.
 (5)Class-B Piper Shares have been offered since February 18, 1997. All ratios for the period have been annualized.
 (6)For the six month period ended March 31. Class-C shares have been offered since February 1, 1999.
 (7)For the period December 1, 1997 to September 30, 1998. All ratios for the period have been annualized. The First American board of directors approved a change in the fund's fiscal year end from November 30 to September 30, effective September 30, 1998.
 (8)For the period August 1, 1997, to November 30, 1997. All ratios for the period have been annualized. The First American board of directors approved a change in the fund's fiscal year end from July 31 to November 30, effective November 30, 1997.
 (9)For the period ended July 31.
(10)Commenced operations August 1, 1994. All ratios for the period have been annualized.
(11)Class-B shares have been offered since November 24, 1997. All ratios for the period have been annualized.
(12)For the period November 24, 1997, to November 30, 1997.


                         44        '99 SEMIANNUAL REPORT    FIRST AMERICAN FUNDS

                                                                 SMALL CAP FUNDS

                                                                                      RATIO OF
                                                                 RATIO OF NET      EXPENSES TO
  NET ASSET                                          RATIO OF      INVESTMENT          AVERAGE
      VALUE                         NET ASSETS    EXPENSES TO   INCOME (LOSS)       NET ASSETS          PORTFOLIO
     END OF          TOTAL              END OF        AVERAGE      TO AVERAGE       (EXCLUDING           TURNOVER
     PERIOD     RETURN (A)        PERIOD (000)     NET ASSETS      NET ASSETS         WAIVERS)               RATE
-----------------------------------------------------------------------------------------------------------------


   $14.82          24.70%+          $ 31,438           1.14%          (0.28)%           1.15%                43%
    11.90         (18.66)             28,252           1.29           (0.61)            1.43                 92
    17.41          45.66              35,647           1.34           (0.75)            1.98                109
    17.11           5.38              30,968           1.32            0.20             1.79                125
    17.68          13.88              48,421           1.40            0.43             1.63                182
    15.61           2.12              78,376           1.32            0.37             1.54                177

   $14.27          24.25%+          $  1,733           1.89%          (1.02)%           1.90%                43%
    11.50         (16.30)+             1,104           1.90           (1.20)            1.90                 92

   $ 9.71           3.61%+          $     --           2.03%          (1.30)%           2.40%                56%
     9.54          31.77+                480           1.98           (1.49)            2.15                109

   $14.81          (4.33)%+         $     66           1.89%          (0.65)%           1.90%                43%

   $14.94          24.95%+          $203,247           0.89%          (0.02)%           0.90%                43%
    11.98         (16.17)+           113,874           0.90           (0.20)            0.90                 92
-----------------------------------------------------------------------------------------------------------------


   $12.07          (3.79)%+         $ 11,402           1.14%          (0.03)%           1.14%                21%
    13.58         (19.48)+            13,551           1.13            0.15             1.13                 21
    18.20           1.90+             19,194           1.37           (0.38)            1.37                  3
    17.86          41.71              22,429           1.31            0.01             1.31                 29
    13.95          14.93              10,247           1.33            0.14             1.33                 34
    13.23          34.29+              1,569           1.11            0.63             1.38                 37

   $11.97          (4.24)%+         $    809           1.89%          (0.77)%           1.89%                21%
    13.53         (19.91)+               618           1.88           (0.53)            1.88                 21
    18.23           0.05+                  1           1.90           (1.53)            1.90                  3

   $12.06         (10.53)%+         $     35           1.89%          (0.38)%           1.89%                21%

   $12.10          (3.62)%+         $311,453           0.89%           0.22%            0.89%                21%
    13.60         (19.31)+           367,035           0.88            0.40             0.88                 21
    18.23           2.01+            461,046           1.06           (0.06)            1.06                  3
    17.87          41.96             449,988           1.06            0.25             1.06                 29
    13.96          14.94             297,793           1.08            0.41             1.08                 34
    13.26          34.76+            209,626           0.60            1.20             1.17                 37
-----------------------------------------------------------------------------------------------------------------


                         45        '99 SEMIANNUAL REPORT    FIRST AMERICAN FUNDS

STATEMENTS OF
NET ASSETS      MARCH 31, 1999 (UNAUDITED)

EMERGING MARKETS FUND

DESCRIPTION                                              SHARES      VALUE (000)
--------------------------------------------------------------------------------
FOREIGN COMMON STOCKS -- 90.5%

BRAZIL -- 0.9%
Telebras, ADR                                             4,400    $        355
                                                                   ------------
CHILE -- 3.3%
Distribucion y Sevicio ADR                               47,800             589
Enersis ADR                                              25,600             686
                                                                   ------------
                                                                          1,275
                                                                   ------------
CHINA -- 1.5%
China Telecom, ADR*                                      17,000             567
                                                                   ------------
GHANA -- 0.5%
Pioneer Tobacco                                       1,106,400             182
                                                                   ------------
GREECE -- 10.7%
Alpha Credit Bank                                        17,600           1,169
Antenna TV, ADR*                                          9,100             118
Chipita International                                    11,600             422
Ergo Bank                                                 5,920             443
Hellenic Telecommunication Organization                  43,600           1,059
National Bank of Greece                                   5,000             338
STET Hellas Telecommunications, ADR*                     18,300             542
                                                                   ------------
                                                                          4,091
                                                                   ------------
HONG KONG -- 11.3%
Asia Satellite Telecommunications
    Holdings                                            118,000             187
First Pacific                                         1,002,000             601
HSBC Holdings                                            20,000             627
Hutchison Whampoa                                       181,000           1,425
IDT International                                     1,344,000             151
Johnson Electric Holdings                               326,000             919
Sun Hung Kai Properties                                  55,000             412
                                                                   ------------
                                                                          4,322
                                                                   ------------
HUNGARY -- 4.3%
Matav ADR                                                55,000           1,471
OTP Bank, GDR                                             4,500             174
                                                                   ------------
                                                                          1,645
                                                                   ------------
INDIA -- 0.9%
ITC GDR (A)                                               9,400             257
Ranbaxy Laboratories, GDR (A)                             4,400              74
                                                                   ------------
                                                                            331
                                                                   ------------
ISRAEL -- 10.1%
Check Point Software Technologies*                       14,600             628
ECI Telecom*                                             35,100           1,229
Gilat Satellite Networks*                                26,600           1,596
Orckit Communications*                                    2,400              50
Teva Pharmaceutical Industries, ADR                       7,500             357
                                                                   ------------
                                                                          3,860
                                                                   ------------
MEXICO -- 7.4%
Empresas La Moderna, ADR*                                27,900             663
Grupo Modelo, Cl C                                      135,000             343
Grupo Posadas, Cl A*                                    900,000             426
Grupo Televisa, GDR*                                     31,200             979
Telefonos de Mexico, ADR                                  6,600             432
                                                                   ------------
                                                                          2,843
                                                                   ------------


EMERGING MARKETS FUND (CONTINUED)

DESCRIPTION                                              SHARES      VALUE (000)
--------------------------------------------------------------------------------
PHILIPPINES -- 1.8%
Metro Pacific*                                        3,594,000    $        175
Philippine Long Distance Telephone                       19,500             515
                                                                   ------------
                                                                            690
                                                                   ------------
POLAND -- 3.2%
Agora, GDR* (A)                                          15,900             173
Prokom Software, GDR (A)                                 22,200             376
Telekomunikacja Polska* (A)                             126,300             686
                                                                   ------------
                                                                          1,235
                                                                   ------------
PORTUGAL -- 1.0%
Jeronimo Martins                                         11,400             405
                                                                   ------------
SINGAPORE -- 8.9%
City Developments                                       236,000           1,230
Datacraft Asia                                          220,000             515
Development Bank of Singapore                            37,000             281
Singapore Press Holdings                                 62,000             686
United Overseas Bank                                    110,000             688
                                                                   ------------
                                                                          3,400
                                                                   ------------
SOUTH AFRICA -- 3.0%
Comparex Holdings                                        34,300             268
Dimension Data Holdings*                                148,961             664
Nedcor                                                   10,700             239
                                                                   ------------
                                                                          1,171
                                                                   ------------
SOUTH KOREA -- 8.3%
Kookmin Bank, GDR (A)                                    35,800             344
Korea Electric Power, ADR                                74,000             939
Pohang Iron & Steel, ADR                                 19,000             340
Samsung Electronics* (A)                                 18,390             752
SK Telecom, ADR                                          67,647             824
                                                                   ------------
                                                                          3,199
                                                                   ------------
TAIWAN -- 8.2%
Acer*                                                   514,000             684
Advanced Semiconductor Engineering*                      80,000             188
Cathay Life Insurance                                    52,000             168
Evergreen Marine                                        188,000             216
Inventec*                                               198,000             690
President Chain Store                                   164,000             508
Taiwan Semiconductor*                                    90,000             283
United Microelectronics*                                229,000             398
                                                                   ------------
                                                                          3,135
                                                                   ------------
THAILAND -- 2.7%
Advanced Info Service                                    61,000             442
Bangkok Bank* (A)                                       289,000             593
                                                                   ------------
                                                                          1,035
                                                                   ------------
UNITED STATES -- 2.5%
Comverse Technology*                                     11,300             961
                                                                   ------------

TOTAL FOREIGN COMMON STOCKS
    (Cost $33,945)                                                       34,702
                                                                   ------------


                         46        '99 SEMIANNUAL REPORT    FIRST AMERICAN FUNDS

                                                             INTERNATIONAL FUNDS
EMERGING MARKETS FUND (CONCLUDED)

DESCRIPTION                                              SHARES      VALUE (000)
--------------------------------------------------------------------------------
RELATED PARTY MONEY MARKET FUND -- 4.6%
First American Prime Obligations
    Fund (B)                                          1,743,746    $      1,744
                                                                   ------------

TOTAL RELATED PARTY MONEY MARKET FUND
    (Cost $1,744)                                                         1,744
                                                                   ------------

TOTAL INVESTMENTS -- 95.1%
    (Cost $35,689)                                                       36,446
                                                                   ------------
OTHER ASSETS AND LIABILITIES, NET -- 4.9%                                 1,885
                                                                   ------------

NET ASSETS:
Portfolio Capital--Class-A
   ($.0001 par value--2 billion authorized)
   based on 769,100 outstanding shares                                   13,490
Portfolio Capital--Class-B
   ($.0001 par value--2 billion authorized)
   based on 476 outstanding shares                                            3
Portfolio Capital--Class-Y
   ($.0001 par value--2 billion authorized)
   based on 5,631,755 outstanding shares                                 35,440
Accumulated net investment loss                                            (166)
Accumulated net realized loss on investments                            (11,188)
Net unrealized appreciation of investments                                  757
Net unrealized depreciation of forward foreign
   currency contracts, foreign currency and
   translation of other assets and liabilities
   in foreign currency                                                       (5)
                                                                   ------------
TOTAL NET ASSETS -- 100.0%                                         $     38,331
                                                                   ------------
Net asset value and redemption
   price per share--Class-A                                        $       5.97

Maximum sales charge of 5.25% (C)                                          0.33
                                                                   ------------
Offering price per share--Class-A                                  $       6.30
                                                                   ------------
Net asset value and offering
   price per share--Class-B (D)                                    $       5.95
                                                                   ------------
Net asset value, offering price, and
   redemption price per share--Class-Y                             $       5.99
                                                                   ------------

*  Non-income producing security

(A)Security sold within the terms of a private placement memorandum, exempt from registration under section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "qualified institutional investors". These securities have been determined to be liquid under guidelines established by the Board of Directors.

(B)This money market fund is advised by U.S. Bank National Association who also serves as advisor for this fund. See also the notes to the financial statements.

(C)The offering price is calculated by dividing the net asset value by 1 minus the maximum sales charge of 5.25%.

(D)Class-B has a contingent deferred sales charge. For a description of a possible redemption charge, see the notes to the financial statements.

ADR--American Depositary Receipt
Cl--Class
GDR--Global Depositary Receipt

The accompanying notes are an integral part of the financial statements.


INTERNATIONAL FUND (CONTINUED)

DESCRIPTION                                              SHARES      VALUE (000)
--------------------------------------------------------------------------------
FOREIGN COMMON STOCKS -- 92.8%

AUSTRALIA -- 4.1%
Coles Myer                                              581,200    $      3,154
Fosters Brewing                                       1,365,200           4,018
Lend Lease                                              417,400           5,318
National Australia Bank                                 376,400           6,839
                                                                   ------------
                                                                         19,329
                                                                   ------------
FINLAND -- 4.9%
Nokia, Cl A                                             143,600          23,070
                                                                   ------------
FRANCE -- 14.4%
Axa                                                      63,500           8,402
Banque Nationale de Paris                                12,400           1,077
Canal Plus                                               25,500           7,460
Cap Gemini                                               69,033          11,537
Elf Aquitaine                                            12,600           1,708
Equant*                                                  70,800           5,371
France Telecom                                           56,082           4,526
L'OREAL                                                   7,075           4,467
Promodes                                                  2,570           1,567
Sanofi                                                   22,800           3,832
STMicroelectronics*                                      45,000           4,458
Suez Lyonnaise des Eaux                                  15,500           2,863
Synthelabo                                                8,400           1,824
Vivendi                                                  32,500           7,981
                                                                   ------------
                                                                         67,073
                                                                   ------------
GERMANY -- 3.5%
Deutsche Telekom                                         66,900           2,721
Mannesmann                                               94,000          11,982
Muenchener Rueckvers - New,
    Registered*                                             300              60
Muenchener Rueckvers, Registered                            300              60
Preussag                                                  2,400           1,285
                                                                   ------------
                                                                         16,108
                                                                   ------------
HONG KONG -- 3.3%
Cheung Kong Holdings                                    462,000           3,518
HSBC Holdings                                           222,800           6,987
Hutchison Whampoa                                       316,000           2,488
Sun Hung Kai Properties                                 329,000           2,463
                                                                   ------------
                                                                         15,456
                                                                   ------------
IRELAND -- 1.8%
Bank of Ireland                                         292,100           6,084
Elan ADR*                                                36,300           2,532
                                                                   ------------
                                                                          8,616
                                                                   ------------
ITALY -- 3.8%
Assicurazioni Generali                                   89,700           3,586
Italgas                                                 475,200           2,304
Mediaset                                                549,900           5,161
San Paolo-IMI                                            89,321           1,448
Telecom Italia Mobile                                   744,800           5,000
                                                                   ------------
                                                                         17,499
                                                                   ------------
JAPAN -- 20.5%
Bank of Tokyo-Mitsubishi                                155,000           2,129
Daiwa House Industry                                    154,000           1,753
Fujitsu                                                 411,000           6,580
Honda Motor                                              24,000           1,081
Hoya                                                     65,000           3,677
Ito-Yokado                                               40,000           2,566
Kao                                                     504,000          11,094
Keyence                                                   7,800           1,162


                         47        '99 SEMIANNUAL REPORT    FIRST AMERICAN FUNDS

STATEMENTS OF
NET ASSETS      MARCH 31, 1999 (UNAUDITED)

INTERNATIONAL FUND (CONTINUED)

DESCRIPTION                                              SHARES      VALUE (000)
--------------------------------------------------------------------------------
Kirin Brewery                                           237,000    $      2,769
Matsushita Communications Industrial                    118,000           7,956
Mitsui Fudosan                                          144,000           1,293
Murata Manufacturing                                    138,000           7,318
Nikko Securities                                        374,000           1,731
Nikon                                                   126,000           1,527
NTT Mobile Communication Network                            174           8,568
Softbank                                                 22,000           2,459
Sony                                                     92,200           8,498
Takeda Chemical Industries                              278,000          10,741
Tokyo Electron                                          168,000           8,669
Toshiba                                                 272,000           1,852
Yamanouchi Pharmaceutical                                70,000           2,210
                                                                   ------------
                                                                         95,633
                                                                   ------------
NETHERLANDS -- 6.6%
AEGON                                                    75,800           6,906
Ahold                                                    57,300           2,192
ASM Lithography Holding*                                167,200           7,630
Fortis                                                   68,900           2,639
Heineken                                                 81,500           4,101
Wolter Kluwer                                            40,700           7,368
                                                                   ------------
                                                                         30,836
                                                                   ------------
SINGAPORE -- 1.4%
City Developments                                       262,000           1,366
Singapore Press Holdings                                345,000           3,817
United Overseas Bank                                    184,000           1,151
                                                                   ------------
                                                                          6,334
                                                                   ------------
SPAIN -- 0.4%
Endesa                                                   69,200           1,743
                                                                   ------------
SWEDEN -- 1.5%
Ericsson Telephone ADR                                   51,200           1,219
Hennes & Mauritz, Cl B                                   27,200           2,045
Pharmacia & Upjohn                                       27,900           1,749
Securitas, Cl B                                         132,500           2,089
                                                                   ------------
                                                                          7,102
                                                                   ------------
SWITZERLAND -- 3.2%
Roche Holding, Genusscheine                               1,063          12,951
Swisscom, Registered*                                     5,400           2,107
                                                                   ------------
                                                                         15,058
                                                                   ------------
UNITED KINGDOM -- 22.7%
Allied Zurich*                                           71,300             960
British Telecommunications                              385,000           6,273
Cable & Wireless                                        634,400           7,913
Cable & Wireless Communications*                        172,900           1,952
Cadbury Schweppes                                       228,400           3,309
Carlton Communications                                  317,300           3,127
COLT Telecom Group*                                     526,000           9,460
Dixons Group                                            247,400           5,235
Glaxo Wellcome                                          402,300          13,466
Granada Group                                            93,500           1,891
Kingfisher                                              320,700           4,037
Logica                                                  605,100           6,236
Orange*                                                 512,500           7,157
Reuters Group                                           299,700           4,395
SEMA Group                                              105,300           1,187
SmithKline Beecham                                      481,800           6,938
TeleWest Communications*                              1,531,700           6,634
Vodafone Group                                          835,900          15,506
                                                                   ------------
                                                                        105,676
                                                                   ------------
UNITED STATES -- 0.7%
Global TeleSystems Group*                                56,500           3,160
                                                                   ------------

TOTAL FOREIGN COMMON STOCKS
    (Cost $367,997)                                                     432,693
                                                                   ------------


INTERNATIONAL FUND (CONCLUDED)

DESCRIPTION                                              SHARES      VALUE (000)
--------------------------------------------------------------------------------
FOREIGN WARRANTS -- 0.0%

GERMANY -- 0.0%
Muenchener Rueckvers Warrants,
    expire 06/03/02*                                        300    $         11
                                                                   ------------

TOTAL FOREIGN WARRANTS
    (Cost $9)                                                                11
                                                                   ------------

TOTAL INVESTMENTS -- 92.8%
    (Cost $368,006)                                                     432,704
                                                                   ------------
OTHER ASSETS AND LIABILITIES, NET -- 7.2% (A)                            33,359
                                                                   ------------

NET ASSETS:
Portfolio Capital--Class-A
   ($.0001 par value--2 billion authorized)
   based on 3,096,895 outstanding shares                                 33,263
Portfolio Capital--Class-B
   ($.0001 par value--2 billion authorized)
   based on 254,212 outstanding shares                                    2,872
Portfolio Capital--Class-C
   ($.0001 par value--2 billion authorized)
   based on 16,186 outstanding shares                                       220
Portfolio Capital--Class-Y
   ($.0001 par value--2 billion authorized)
   based on 30,596,053 outstanding shares                               352,387
Accumulated net investment loss                                         (10,010)
Accumulated net realized gain on investments                             22,636
Net unrealized appreciation of investments                               64,698
Net unrealized depreciation of forward foreign
   currency contracts, foreign currency and
   translation of other assets and liabilities
   in foreign currency                                                       (3)
                                                                   ------------
TOTAL NET ASSETS -- 100.0%                                         $    466,063
                                                                   ------------
Net asset value per share--Class-A                                 $      13.72

Maximum sales charge of 5.25% (B)                                          0.76
                                                                   ------------
Offering price per share--Class-A                                  $      14.48
                                                                   ------------
Net asset value and offering
   price per share--Class-B (C)                                    $      13.41
                                                                   ------------
Net asset value per share--Class-C (D)                             $      13.72

Maximum sales charge of 1.00% (E)                                          0.14
                                                                   ------------
Offering price per share--Class-C                                  $      13.86
                                                                   ------------
Net asset value, offering price, and
   redemption price per share--Class-Y                             $      13.72
                                                                   ------------

*  Non-income producing security

(A)Other assets and liabilities representing greater than five percent of total net assets include the following (000):
   Receivable for fund shares sold  $ 21,723

(B)The offering price is calculated by dividing the net asset value by 1 minus the maximum sales charge of 5.25%.

(C)Class-B has a contingent deferred sales charge. For a description of a possible redemption charge, see the notes to the financial statements.

(D)Class-C has a contingent deferred sales charge. For a description of a possible redemption charge, see the notes to the financial statemtents.

(E)The offering price is calculated by dividing the net asset value by 1 minus the maximum sales charge of 1.00%.

ADR--American Depositary Receipt
Cl--Class

The accompanying notes are an integral part of the financial statements.


                         48        '99 SEMIANNUAL REPORT    FIRST AMERICAN FUNDS

                                                             INTERNATIONAL FUNDS
INTERNATIONAL INDEX FUND

DESCRIPTION                                              SHARES      VALUE (000)
--------------------------------------------------------------------------------
FOREIGN COMMON STOCKS -- 96.4%

AUSTRALIA -- 2.3%
Amcor                                                    18,082    $         91
Boral                                                    26,427              38
Brambles Industries                                       5,692             145
Broken Hill Proprietary                                  26,847             229
Burns, Philp & Company*                                  15,097               3
Coca-Cola Amatil                                         21,218              92
Coca-Cola Beverages*                                     21,218              34
Coles Myer                                               26,617             144
CSR                                                      26,547              58
Fosters Brewing                                          46,622             137
Goodman Fielder                                          41,964              43
Lend Lease                                               12,594             160
MIM Holdings                                              2,632               1
National Australia Bank                                  29,706             540
Newcrest Mining*                                         21,543              42
News Corporation                                         39,293             291
North                                                    18,526              29
Orica                                                     7,707              41
Pacific Dunlop                                           34,457              60
Pioneer International                                    22,792              45
Rio Tinto                                                 7,547             105
Santos                                                   14,125              41
Southcorp                                                16,425              67
Westfield Trust                                          32,821              71
Westpac Banking                                          41,367             302
WMC                                                      28,033              89
                                                                   ------------
                                                                          2,898
                                                                   ------------
AUSTRIA -- 0.3%
Austrian Airlines                                         1,410              46
Bank Austria                                              1,386              82
BBAG Oest Brau-Beteiligungs                                 885              40
Flughafen Wien                                              772              33
Generale Holding Vienna                                     269              57
Oest Elektrizatswirts, Cl A                                 367              58
OMV                                                         340              30
VA Technologie                                              539              39
Wienerberger Baustoffindustrie                              256              45
                                                                   ------------
                                                                            430
                                                                   ------------
BELGIUM -- 1.7%
Bekaert                                                      87              38
Cimenteries CBR Cementbedrijven                             185              17
Delhaize                                                  1,220             113
Electrabel                                                1,159             415
Electrabel Strip, VVPR*                                     300              --
Fortis Strip, VVPR*                                         180              --
Fortis, Cl B                                              8,388             309
Generale de Banque                                          438             189
Groupe Bruxelles Lambert                                    641             117
KBC Bancassurance Holding                                 3,420             228
KBC Bancassurance Holding Strip, VVPR*                       70              --
Petrofina                                                   462             252
Royale Belgian                                              384             139
Solvay                                                    1,720             105
Tractebel                                                 1,520             239
Union Miniere                                               428              15
                                                                   ------------
                                                                          2,176
                                                                   ------------


INTERNATIONAL INDEX FUND (CONTINUED)

DESCRIPTION                                              SHARES      VALUE (000)
--------------------------------------------------------------------------------
DENMARK -- 0.8%
Carlsberg, CL A                                             562    $         23
Carlsberg, Cl B                                              36               1
D/S 1912, Cl B                                               20             149
D/S Svendborg, Cl B                                          15             159
Danisco                                                   1,429              65
Den Danske Bank                                             999             105
FLS Industries, Cl B                                      1,105              22
ISS International Service System, Cl B                      840              55
Novo-Nordisk, Cl B                                        1,311             146
Radiometer, Cl B                                            417              19
Tele Danmark, Cl B                                        1,986             196
Unidanmark, Cl A                                          1,148              78
                                                                   ------------
                                                                          1,018
                                                                   ------------
FINLAND -- 1.8%
Kesko                                                     1,700              25
Kone, Cl B                                                  100              11
MeritaNordbanken                                         18,733             100
Metra, Cl B                                                 700              14
Nokia, Cl A                                               8,900           1,430
Nokia, Cl K                                               2,400             385
Outokumpu                                                 3,500              36
Sampo Insurance, Cl A                                     1,350              42
Stockmann, Cl A                                           1,200              26
Stora Enso, CL A*                                         2,546              25
Stora Enso, Cl R*                                         4,433              44
Upm-Kymmene                                               5,740             158
                                                                   ------------
                                                                          2,296
                                                                   ------------
FRANCE -- 8.7%
Accor                                                       887             220
Air Liquide                                               1,947             290
Alcatel                                                   2,878             330
Axa                                                       7,207             954
Banque Nationale de Paris                                 3,482             302
BIC                                                       1,500              79
Bouygues                                                    751             208
Canal Plus                                                  671             196
Carrefour                                                   710             546
Casino Guichard-Perrachon                                 1,550             137
Chargeurs                                                   200              11
Compagnie de Saint Gobain                                 1,823             289
Elf Aquitaine                                             5,340             724
Eridania Beghin-Say                                         650              96
Groupe Danone                                             1,201             302
L'OREAL                                                   1,143             722
Lafarge                                                   1,758             158
Lagardere SCA                                             2,210              72
Legrand                                                     480             101
Louis Vuitton Moet Hennessy                               1,609             398
Michelin, Cl B                                            3,273             147
Paribas                                                   3,103             346
Pathe                                                       200              51
Pernod Ricard                                             1,302              83
Peugeot                                                     956             137
Pinault-Printemps-Redoute                                 2,001             319
Promodes                                                    316             193
Rhone Poulenc                                             6,987             315
Sadexho Alliance                                            900             147
Sagem                                                       150              82
Sanofi                                                    2,343             394
Schneider                                                 2,781             154


                         49        '99 SEMIANNUAL REPORT    FIRST AMERICAN FUNDS

STATEMENTS OF
NET ASSETS      MARCH 31, 1999 (UNAUDITED)

INTERNATIONAL INDEX FUND (CONTINUED)

DESCRIPTION                                              SHARES      VALUE (000)
--------------------------------------------------------------------------------
SEFIMEG                                                     431    $         28
Sidel                                                       800              63
Simco                                                       841              73
Societe Eurafrance                                          105              50
Societe Generale, Cl A                                    1,557             299
Suez Lyonnaise des Eaux                                   2,492             460
Thomson CSF                                               2,632              80
Total, Cl B                                               3,710             456
Unibail                                                     250              31
Usinor                                                    2,568              34
Valeo                                                     1,778             139
Vivendi                                                   3,703             909
                                                                   ------------
                                                                         11,125
                                                                   ------------
GERMANY -- 9.1%
Adidas-Salomon                                              900              80
AGIV                                                        880              17
Allianz, Registered                                       4,200           1,276
AMB Aachener & Muenchener, Bearer                            50               6
AMB Aachener & Muenchener, Registered                       800              94
Axa Colonia Konzern                                         450              45
BASF                                                     13,100             479
Bayer                                                    14,050             525
Beiersdorf                                                1,250              92
Bilfinger & Berger Bau                                    1,200              23
Brau Und Brunnen*                                           150              11
Continental                                               3,100              76
DaimlerChrysler*                                          9,919             861
Degussa-Huels*                                            1,350              51
Deutsche Bank                                            10,700             549
Deutsche Lufthansa, Registered                            6,000             131
Deutsche Telekom                                         37,950           1,544
Deutz*                                                      550               4
Dresdner Bank                                             9,850             394
Heidelberger Zement                                         905              55
Hochtief                                                  1,900              63
HypoVereinsbank                                           9,037             539
Karstadt                                                    100              36
Linde                                                       150              86
MAN                                                       2,500              70
Mannesmann                                                7,100             905
Merck                                                     3,850             133
Metro                                                     4,184             261
Muenchener Rueckvers - New, Registered*                   1,350             268
Muenchener Rueckvers, Registered                          1,350             272
Preussag                                                    200             107
RWE                                                       6,230             275
SAP                                                         970             278
Schering                                                  1,500             174
Siemens                                                   9,920             662
STRABAG*                                                    100               4
Thyssen Krupp*                                            7,500             148
VEBA                                                      8,682             456
Viag                                                        400             220
Volkswagen                                                5,500             366
                                                                   ------------
                                                                         11,636
                                                                   ------------
HONG KONG -- 2.0%
Bank of East Asia                                        15,886              27
Cathay Pacific Airways                                   54,000              62
Cheung Kong Holdings                                     35,000             267
Chinese Estates Holdings                                104,296              15
CLP Holdings                                             44,500             214


INTERNATIONAL INDEX FUND (CONTINUED)

DESCRIPTION                                              SHARES      VALUE (000)
--------------------------------------------------------------------------------
Hang Seng Bank                                           35,200    $        324
Hong Kong and China Gas                                 104,616             148
Hong Kong and Shanghai Hotels                            29,000              22
Hong Kong Telecommunications                            210,039             415
Hopewell Holdings                                        26,227              13
Hutchison Whampoa                                        66,000             520
Miramar Hotel and Investment                             19,000              20
Peregrine Investment Holdings*                           13,000              --
Shangri-La Asia                                          38,000              39
Shun Tak Holdings                                        75,146              15
Sino Land                                                20,657              11
South China Morning Post Holdings                        24,000              13
Sun Hung Kai Properties                                  34,000             254
Swire Pacific, Cl A                                      23,000             107
Television Broadcasts                                    10,000              36
Wing Lung Bank                                            3,500              12
                                                                   ------------
                                                                          2,534
                                                                   ------------
IRELAND -- 0.5%
Allied Irish Banks                                       15,732             271
CRH                                                      10,134             175
Greencore Group                                           5,342              19
Independent Newspapers                                    2,515              11
Irish Life                                                8,360              81
Jefferson Smurfit Group                                  29,615              60
Kerry Group                                               4,102              55
Waterford Wedgwood Units                                 22,614              18
                                                                   ------------
                                                                            690
                                                                   ------------
ITALY -- 4.8%
Assicurazioni Generali                                   17,794             711
Banca Commerciale Italiana                               36,000             295
Banca Intesa                                             12,000              71
Benetton Group                                           33,400              60
Burgo (Cartiere)                                          2,000              14
Edison                                                   10,000              92
ENI                                                     141,725             901
Fiat                                                     67,100             221
Fiat RNC                                                 26,400              47
INA                                                      75,794             229
Italcementi                                              11,232             123
Italgas                                                  14,000              68
Mediaset                                                 16,984             159
Mediobanca                                                8,000             107
Mondadori Editore                                         3,099              46
Montedison                                               99,500             103
Olivetti*                                                52,800             165
Parmalat Finanziaria                                     23,400              33
Pirelli                                                  31,000              88
Riunione Adriatica di Sicurta                             9,075              95
Riunione Adriatica di Sicurta RNC                         3,075              27
SAI                                                       3,000              38
San Paolo-IMI                                            24,747             401
Sirti                                                     3,500              21
SNIA BPD                                                 20,000              27
Telecom Italia                                           62,888             667
Telecom Italia Mobile                                   120,107             806
Telecom Italia Mobile RNC                                31,894             123
Telecom Italia RNC                                        9,883              59
Unicredito Italiano                                      57,500             310
Unione Immobiliare*                                      75,794              40
                                                                   ------------
                                                                          6,147
                                                                   ------------


                         50        '99 SEMIANNUAL REPORT    FIRST AMERICAN FUNDS

                                                             INTERNATIONAL FUNDS
INTERNATIONAL INDEX FUND (CONTINUED)

DESCRIPTION                                              SHARES      VALUE (000)
--------------------------------------------------------------------------------
JAPAN -- 23.0%
77 Bank                                                   8,000    $         77
Advantest                                                 2,200             168
Ajinomoto                                                12,000             142
Alps Electric                                             3,000              50
Amada                                                     5,000              27
Aoki*                                                    22,000              14
Aoyama Trading                                            1,100              30
Asahi Bank                                               35,000             184
Asahi Breweries                                           7,000              91
Asahi Chemical Industry                                  25,000             146
Asahi Glass                                              16,000             116
Ashikaga Bank                                             2,000               4
Bank of Tokyo-Mitsubishi                                 76,000           1,044
Bank of Yokohama                                         25,000              63
Bridgestone                                              14,000             356
Canon                                                    14,000             345
Chiba Bank                                                2,000               9
Chugai Pharmaceutical                                     8,000              92
Citizen Watch                                             1,000               7
Cosmo Oil                                                28,000              50
Credit Saison                                             3,900              85
Dai Nippon Printing                                      13,000             197
Daicel Chemical Industries                                1,000               3
Daido Steel                                              24,000              34
Daiei                                                    16,000              46
Daiichi Pharmaceutical                                    7,000             117
Daikin Industries                                         9,000              89
Dainippon Ink & Chemicals                                 5,000              16
Dainippon Screen Manufacturing*                           7,000              27
Daito Trust Construction                                  3,000              31
Daiwa House Industry                                     14,000             159
Daiwa Securities                                         19,000             102
Denki Kagaku Kogyo                                       33,000              56
Denso                                                    17,000             333
East Japan Railway                                           71             421
Ebara                                                    10,000             110
Eisai                                                     7,000             146
Fanuc                                                     3,700             151
Fuji Bank                                                51,000             301
Fuji Photo Film                                          10,000             377
Fujita Kanko                                              4,000              37
Fujitsu                                                  34,000             544
Gunma Bank                                               13,000             102
Hankyu                                                   17,000              74
Hankyu Department Stores                                  7,000              50
Haseko*                                                  15,000              10
Hitachi                                                  63,000             465
Hokuriko Bank                                             2,000               4
Honda Motor                                              16,000             721
House Foods                                               3,000              42
Hoya                                                      3,000             170
Industrial Bank of Japan                                 34,000             229
Isetan                                                    2,000              19
Ito-Yokado                                                9,000             577
Itochu                                                   40,000              83
Japan Airlines                                           36,000             117
Japan Energy                                             39,000              44
Joyo Bank                                                26,000             110
Jusco                                                     6,000             104
Kajima                                                   25,000              76
Kandenko                                                  5,000              33


INTERNATIONAL INDEX FUND (CONTINUED)

DESCRIPTION                                              SHARES      VALUE (000)
--------------------------------------------------------------------------------
Kaneka                                                    6,000    $         47
Kansai Electric Power                                    16,600             335
Kao                                                      11,000             242
Kawasaki Kisen                                           24,000              47
Kawasaki Steel                                           69,000             116
Kinden                                                   12,000             171
Kinki Nippon Railway                                     29,000             155
Kirin Brewery                                            22,000             257
Komatsu                                                  23,000             118
Konica                                                    3,000              13
Kubota                                                   26,000              69
Kumagai Gumi*                                            46,000              40
Kurita Water Industries                                   4,000              65
Kyocera                                                   3,200             172
Kyowa Hakko Kogyo                                        14,000              73
Makita                                                    4,000              44
Marubeni                                                 24,000              45
Marui                                                     7,000             119
Matsushita Electric                                      37,000             719
Meiji Milk Products                                       6,000              19
Meiji Seika                                              15,000              67
Misawa Homes                                              4,000              14
Mitsubishi                                               33,000             215
Mitsubishi Chemical                                      13,000              37
Mitsubishi Electric                                      45,000             150
Mitsubishi Estate                                        28,000             284
Mitsubishi Heavy Industries                              67,000             302
Mitsubishi Materials                                     34,000              73
Mitsubishi Oil*                                          17,000              29
Mitsubishi Trust & Banking                               18,000             186
Mitsui                                                   40,000             270
Mitsui Engineering & Shipbuilding*                       30,000              28
Mitsui Fudosan Real Estate                                7,000              63
Mitsui Marine and Fire Insurance                         22,000             111
Mitsui Osk Lines                                         31,000              64
Mitsui Trust & Banking                                   17,000              25
Mori Seiki                                                2,000              23
Murata Manufacturing                                      5,000             265
Mycal                                                     5,000              31
Nagase                                                    2,000               8
Nagoya Railroad                                          18,000              63
Nankai Electric                                          14,000              67
NEC                                                      28,000             336
New Oji Paper                                            23,000             122
NGK Insulators                                            8,000              90
NGK Spark Plug                                            4,000              46
Nichido Fire & Marine Insurance                           9,000              53
Nichirei                                                 11,000              23
Nippon Express                                           22,000             130
Nippon Fire & Marine Insurance                            8,000              25
Nippon Light Metal                                       35,000              38
Nippon Oil                                               26,000             101
Nippon Paper Industries                                  13,000              65
Nippon Sheet Glass                                       22,000              76
Nippon Shokubai                                           2,000              11
Nippon Steel                                            103,000             211
Nippon Telegraph & Telephone                                179           1,748
Nippon Yusen Kabushik                                    35,000             138
Nissan Motors                                            17,000              66
Nissin Food Products                                      3,000              66
Nitto Denko                                               3,000              53
NKK*                                                     80,000              51


                         51        '99 SEMIANNUAL REPORT    FIRST AMERICAN FUNDS

STATEMENTS OF
NET ASSETS      MARCH 31, 1999 (UNAUDITED)

INTERNATIONAL INDEX FUND (CONTINUED)

DESCRIPTION                                              SHARES      VALUE (000)
--------------------------------------------------------------------------------
Nomura Securities                                        32,000    $        334
NSK                                                       7,000              32
NTN                                                       2,000               7
Obayashi                                                 17,000              94
Odakyu Railway                                           19,000              71
Okamato Industries                                       13,000              31
Olympus Optical                                           7,000              92
Omron                                                     6,000              75
Orix                                                      1,400             105
Osaka Gas                                                41,000             141
Penta-Ocean Construction                                  1,000               2
Pioneer Electronics                                       3,000              56
Rohm                                                      3,000             357
Sakura Bank                                              60,000             181
Sanawa Shutter                                            9,000              46
Sankyo                                                    7,000             150
Sanyo Electric                                           36,000             126
Saporo Breweries                                         12,000              56
Secom                                                     3,000             283
Sega Enterprises                                          2,000              36
Sekisui Chemical                                         13,000              92
Sekisui House                                            17,000             180
Sharp                                                    17,000             179
Shimano                                                   3,000              73
Shimizu                                                  19,000              77
Shin-Etsu Chemical                                        7,000             183
Shiseido                                                  8,000             110
Shizuoka Bank                                            14,000             169
Showa Denko                                              37,000              38
Sony                                                      7,100             654
Sumitomo                                                 21,000             137
Sumitomo Bank                                            48,000             648
Sumitomo Chemical                                        16,000              64
Sumitomo Electric                                        15,000             177
Sumitomo Forestry                                         3,000              21
Sumitomo Marine & Fire Insurance                         15,000              96
Sumitomo Metal*                                          65,000              78
Sumitomo Metal Mining                                    11,000              47
Taiheiyo Cement                                          25,000              71
Taisei                                                   12,000              28
Taisho Pharmaceutical                                     7,000             218
Takara Shuzo                                              5,000              32
Takashimaya                                               7,000              64
Takeda Chemical Industries                               18,000             695
Teijin                                                   26,000             105
Toa                                                       9,000              16
Tobu Railway                                              1,000               3
Toho                                                        470              64
Tohoku Electric Power                                    10,600             161
Tokai Bank                                               25,000             161
Tokio Marine & Fire Insurance                            27,000             307
Tokyo Broadcasting System                                 4,000              51
Tokyo Dome*                                               4,000              23
Tokyo Electric Power                                     21,000             451
Tokyo Electron                                            3,000             155
Tokyo Gas                                                43,000             105
Tokyu                                                    24,000              62
Toppan Printing                                          16,000             209
Toray                                                    31,000             160
Tosho                                                    35,000              65
Tostem                                                    5,000              92
Toto                                                     10,000              74
Toyo Seikan Kaisha                                        3,000              65


INTERNATIONAL INDEX FUND (CONTINUED)

DESCRIPTION                                              SHARES      VALUE (000)
--------------------------------------------------------------------------------
Toyobo                                                   31,000    $         43
Toyoda Auto Loom                                          6,000             109
Toyota Motor                                             66,000           1,906
Ube Industries                                           39,000              75
Uniden Corportation                                       2,000              20
Yamaguchi Bank                                            4,000              43
Yamanouchi Pharmaceutical                                 7,000             221
Yamato Transport                                          8,000             130
Yamazaki Baking                                           5,000              67
Yasuda Trust & Banking*                                  28,000              34
Yokogawa Electric                                         7,000              34
                                                                   ------------
                                                                         29,534
                                                                   ------------
MALAYSIA -- 0.6% (A)
AMMB Holdings                                            20,000              18
Amsteel                                                  95,000               8
Edaran Otomobil Nasional                                 11,000              14
Gloden Hope Plantations                                  54,000              38
Highlands & Lowlands                                     30,000              17
Hong Leong Properties                                    80,000              13
Hume Industries                                          16,000              12
Magnum                                                   60,500              29
Malayan Banking                                          80,000             149
Malaysia International Shipping                          17,000              22
Malaysian Airline System                                 25,000              10
Malaysian Resources                                      44,000              10
Multi-Purpose Holdings*                                  66,000              21
Pan Malaysia Cement Works                                55,000              14
Perusahaan Otomobil Nasional                              4,000               5
Public Bank                                              89,199              50
Resorts World                                            27,000              33
RHB Capital*                                             20,000              12
Rothmans of Pall Mall                                     8,000              47
Silverstone*                                              3,325              --
Sime Darby                                               10,000               9
Technology Resources Industries                          30,000              10
Telekom Malaysia                                         62,500             126
Tenaga Nasional                                          66,000              97
United Engineers*                                        28,000              13
YTL                                                      15,750              20
                                                                   ------------
                                                                            797
                                                                   ------------
NETHERLANDS -- 5.3%
ABN AMRO Holding                                         24,956             519
Ahold                                                     9,917             379
Akzo Nobel                                                5,564             206
Buhrmann                                                  1,772              31
Elsevier                                                 13,457             200
Getronics                                                 1,811              67
Heineken                                                  6,143             309
Hoogovens                                                   754              25
ING Groep                                                16,419             903
KLM                                                       1,613              45
KPN                                                       8,193             325
Pakhoed                                                     867              21
Philips Electronics                                       6,224             506
Royal Dutch Petroleum                                    36,924           1,959
TNT Post Group                                            9,193             276
Unilever                                                 11,092             769
Wolters Kluwer                                            1,261             228
                                                                   ------------
                                                                          6,768
                                                                   ------------


                         52        '99 SEMIANNUAL REPORT    FIRST AMERICAN FUNDS

                                                             INTERNATIONAL FUNDS
INTERNATIONAL INDEX FUND (CONTINUED)

DESCRIPTION                                              SHARES      VALUE (000)
--------------------------------------------------------------------------------
NEW ZEALAND -- 0.2%
Brierley Investments*                                    66,325    $         16
Carter Holt Harvey                                       49,289              46
Fletcher Challenge Building                               3,165               4
Fletcher Challenge Energy                                 4,794               9
Fletcher Challenge Forest*                               19,179               8
Fletcher Challenge Paper                                  5,163               3
Lion Nathan                                              13,326              34
Telecom Corporation of New Zealand                       33,302             162
                                                                   ------------
                                                                            282
                                                                   ------------
NORWAY -- 0.4%
Bergesen, Cl A                                            2,400              33
Dyno Industrier                                           1,200              20
Hafslund, Cl A                                            3,850              23
Hafslund, Cl B                                            1,600               6
Kvaerner                                                  1,450              26
Norsk Hydro                                               5,650             230
Norske Skogindustrier                                       700              23
Orkla, Cl A                                               5,000              77
Petroleum Geo-Services*                                   1,000              15
Storebrand*                                               9,124              67
                                                                   ------------
                                                                            520
                                                                   ------------
SINGAPORE -- 0.6%
Asia Food & Properties*                                     666              --
City Developments                                         9,000              47
Cycle & Carriage                                          7,000              30
DBS Land                                                 20,000              30
Development Bank of Singapore                            10,500              80
Fraser & Neave                                            3,000              11
NatSteel                                                 16,000              17
Oversea-Chinese Banking                                  20,135             136
Singapore Airlines                                       22,000             159
Singapore Press Holdings                                  8,038              89
Singapore Telecommunications                            111,000             158
United Industrial                                        77,000              40
United Overseas Bank                                      5,000              31
                                                                   ------------
                                                                            828
                                                                   ------------
SPAIN -- 3.1%
Acerinox                                                    745              19
Argentaria                                                9,104             218
Autopistas Concesionaria Espanola                         4,905              63
Banco Bilbao Vizcaya                                     40,155             597
Banco Central Hispanoamericano                           21,150             265
Banco Santander                                          21,426             439
Corporacion Financiera Alba                                 179              26
Corporacion Mapfre                                           94               2
Endesa                                                   17,984             453
FCC                                                         860              53
Gas Natural SDG                                           2,456             226
Iberdrola                                                15,705             232
Metrovacesa                                               2,124              50
Repsol                                                    5,148             265
Tabacalera, Cl A                                          3,315              67
Telefonica                                               18,668             790
Union Electrica Fenosa                                    4,413              66
Vallehermoso                                              2,745              29
Zardoya Otis                                              2,020              51
                                                                   ------------
                                                                          3,911
                                                                   ------------


INTERNATIONAL INDEX FUND (CONTINUED)

DESCRIPTION                                              SHARES      VALUE (000)
--------------------------------------------------------------------------------
SWEDEN -- 2.7%
ABB, Cl A                                                12,950    $        160
ABB, Cl B                                                 5,500              68
AGA, Cl A                                                 3,958              49
AGA, Cl B                                                 3,450              43
Astra, Cl A                                              23,452             536
Astra, Cl B                                               7,933             179
Atlas Copco, Cl A                                         3,220              87
Drott, Cl B*                                              2,459              22
Electrolux, Cl B                                          8,955             177
Ericsson, Cl B                                           33,454             811
Hennes & Mauritz, Cl B                                    4,085             307
Skandia Forsakrings                                      10,330             192
Skandinaviska Enskilda Banken, Cl A                      11,059             135
Skanska, Cl B                                             2,459              84
SKF, Cl B                                                 3,000              43
Svenska Cellulosa, Cl B                                   4,410              95
Svenska Handelsbanken, Cl A                               4,451             155
Swedish Match                                            20,354              71
Trelleborg, Cl B                                          2,000              19
Volvo, Cl A                                               3,737              96
Volvo, Cl B                                               5,915             155
                                                                   ------------
                                                                          3,484
                                                                   ------------
SWITZERLAND -- 6.7%
ABB, Bearer                                                 170             225
Adecco, Bearer                                              321             163
Alusuisse Lonza Group, Registered*                          120             132
Credit Suisse Group, Registered                           4,774             889
Holderbank Financiere Glarus, Bearer                        141             158
Nestle, Registered                                          650           1,180
Novartis, Bearer                                            119             194
Novartis, Registered                                      1,086           1,760
Roche Holding, Bearer                                        24             428
Roche Holding, Genusscheine                                 116           1,413
SAirGroup, Registered                                       250              54
Schindler Holding, Participating Certificates                25              39
Schindler Holding, Registered                                25              42
SGS Holding, Bearer                                          52              43
SGS Holding, Registered                                       1              --
Swatch Group, Bearer                                         56              36
Swatch Group, Registered                                    273              38
Swiss Reinsurance, Registered                               262             579
UBS, Registered                                           3,666           1,151
Valora Holding, Registered                                   70              16
Zurich Allied, Registered                                    60              38
                                                                   ------------
                                                                          8,578
                                                                   ------------
UNITED KINGDOM -- 21.8%
Abbey National                                           24,886             511
Allied Zurich*                                           31,245             420
Anglian Water                                             6,007              74
Arjo Wiggins Appleton                                    21,135              47
Associated British Foods                                 15,765             110
Barclays                                                 24,874             714
Bass                                                     16,415             223
BBA Group                                                 9,021              62
BG                                                       74,915             439
BICC Group                                               10,071              15
Blue Circle Industries                                   21,510             124
BOC Group                                                11,781             164
Boots                                                    17,913             258


                         53        '99 SEMIANNUAL REPORT    FIRST AMERICAN FUNDS

STATEMENTS OF
NET ASSETS      MARCH 31, 1999 (UNAUDITED)

INTERNATIONAL INDEX FUND (CONTINUED)

DESCRIPTION                                              SHARES      VALUE (000)
--------------------------------------------------------------------------------
BP Amoco                                                106,003    $      1,804
BPB                                                      11,171              49
British Aerospace                                        34,024             227
British Airways                                          13,920              96
British American Tobacco                                 31,245             260
British Sky Broadcasting                                 35,649             305
British Steel                                            38,008              78
British Telecommunications                              115,904           1,888
BTR Siebe                                                36,987             163
Burmah Castrol                                            4,461              68
Cable & Wireless                                         40,002             499
Cadbury Schweppes                                        22,324             323
Caradon                                                  15,828              35
Carlton Communications                                   13,900             137
Centrica*                                                75,604             133
CGU                                                      12,556             195
Coats Viyella                                            22,869              16
De La Rue                                                 6,583              24
Diageo                                                   62,135             697
Electrocomponents                                         9,618              71
Elementis                                                 8,335              13
EMI Group                                                14,007             100
English China Clays                                       7,955              30
General Electric                                         56,794             511
GKN                                                       9,305             141
Glaxo Wellcome                                           63,131           2,109
Granada Group                                            17,687             358
Great Universal Stores                                   20,164             219
Guardian Royal Exchange                                  16,467              97
Hammerson                                                10,193              68
Hanson                                                   16,883             151
HSBC Holdings                                            30,703             976
HSBC Holdings (75p)                                      15,035             484
IMI                                                       4,909              21
Imperial Chemical Industries                             11,818             105
J Sainsbury                                              34,011             210
Johnson Matthey                                           4,897              37
Kingfisher                                               23,084             291
Ladbroke                                                 33,285             152
Land Securities                                           2,531              33
Lasmo                                                    21,742              44
Legal & General                                          25,307             298
Lloyds TSB                                               94,173           1,422
Lonrho                                                    4,890              36
LucasVarity                                              29,589             137
Marks & Spencer                                          52,234             343
MEPC                                                     12,784              90
National Grid Group                                      31,901             232
National Power                                           21,756             167
Next                                                      6,829              78
Nycomed Amersham                                            258               2
Pearson                                                  13,897             316
Peninsular and Oriental Steam Navigation                 10,802             158
Pilkington                                               29,405              39
Provident Financial                                       5,269              79
Prudential                                               38,852             506
Racal Electronics                                         6,572              42
Rank Group                                               16,954              62
Reed International                                       22,618             201
Reuters Group                                            28,619             420


INTERNATIONAL INDEX FUND (CONTINUED)

DESCRIPTION                                              SHARES      VALUE (000)
--------------------------------------------------------------------------------
Rexam                                                    12,784    $         42
Rio Tinto                                                20,309             281
RMC Group                                                 6,560              89
Rolls-Royce                                              33,703             142
Royal & Sun Alliance Insurance Group                     29,523             278
Royal Bank of Scotland Group                             17,283             375
Safeway                                                  23,210              91
Schroders                                                 5,194             120
Scottish & Newcastle                                     13,226             144
Scottish & Southern Energy                               10,510              95
Scottish Power                                           22,765             198
Sears                                                     2,797              16
Selfridges                                                2,797              11
Slough Estates                                            9,571              49
SmithKline Beecham                                       97,428           1,403
Smiths Industries                                         6,601              96
Tate & Lyle                                              10,382              69
Tesco                                                   126,894             335
Thames Water                                              8,322             126
TI Group                                                 10,548              68
Unilever                                                 62,967             584
United Biscuits                                          13,488              41
United Utilities                                         11,993             143
Vodafone Group                                           60,184           1,116
Williams                                                 16,024             103
Wolseley                                                 12,805              97
Zeneca Group                                             17,854             843
                                                                   ------------
                                                                         27,962
                                                                   ------------

TOTAL FOREIGN COMMON STOCKS
    (Cost $99,376)                                                      123,614
                                                                   ------------

FOREIGN PREFERRED STOCKS -- 0.5%

AUSTRALIA -- 0.2%
News Corporation*                                        35,455             244
                                                                   ------------
GERMANY -- 0.3%
RWE*                                                        250               7
SAP*                                                        710             228
Volkswagen*                                               2,000              80
                                                                   ------------
                                                                            315
                                                                   ------------
ITALY -- 0.0%
Fiat*                                                    31,900              54
                                                                   ------------

TOTAL FOREIGN PREFERRED STOCKS
    (Cost $435)                                                             613
                                                                   ------------

FOREIGN WARRANTS -- 0.0%

BELGIUM -- 0.0%
Tractebel Warrants, expire 11/30/99*                        329              --
                                                                   ------------
FRANCE -- 0.0%
Vivendi Warrants, expire 05/02/01*                        4,019              10
                                                                   ------------


                         54        '99 SEMIANNUAL REPORT    FIRST AMERICAN FUNDS

                                                             INTERNATIONAL FUNDS
INTERNATIONAL INDEX FUND (CONTINUED)

DESCRIPTION                                              SHARES      VALUE (000)
--------------------------------------------------------------------------------
HONG KONG -- 0.0%
Chinese Estates Holdings Warrants,
    expire 11/24/99*                                     10,429             $--
Chinese Estates Holdings Warrants,
    expire 11/24/00*                                     10,429              --
Hong Kong and China Gas Warrants,
    expire 09/30/99*                                      4,755              --
Hysan Develop Warrants,
    expire 04/30/99*                                      2,500              --
Wharf Holdings Warrants,
    expire 12/31/99*                                      2,150              --
                                                                   ------------
                                                                             --
                                                                   ------------
MALAYSIA -- 0.0% (A)
YTL Warrants, expire 09/20/02*                            3,050               1
                                                                   ------------
SINGAPORE -- 0.0%
Asia Food & Properties Warrants,
    expire 07/12/02*                                      2,900              --
                                                                   ------------
SWITZERLAND -- 0.0%
UBS Warrants, expire 06/30/00*                              195               3
                                                                   ------------

TOTAL FOREIGN WARRANTS
    (Cost $0)                                                                14
                                                                   ------------

RELATED PARTY MONEY MARKET FUND -- 2.6%
First American Prime Obligations
    Fund (B)                                          3,303,777           3,304
                                                                   ------------

TOTAL RELATED PARTY MONEY MARKET FUND
    (Cost $3,304)                                                         3,304
                                                                   ------------

TOTAL INVESTMENTS -- 99.5%
    (Cost $103,115)                                                     127,545
                                                                   ------------
OTHER ASSETS AND LIABILITIES, NET -- 0.5%                                   626
                                                                   ------------


INTERNATIONAL INDEX FUND (CONCLUDED)

DESCRIPTION                                                          VALUE (000)
--------------------------------------------------------------------------------
NET ASSETS:
Portfolio Capital--Class-A
   ($.0001 par value--2 billion authorized)
   based on 173,726 outstanding shares                             $      1,746
Portfolio Capital--Class-B
   ($.0001 par value--2 billion authorized)
   based on 38,527 outstanding shares                                       455
Portfolio Capital--Class-Y
   ($.0001 par value--2 billion authorized)
   based on 10,354,468 outstanding shares                               102,628
Accumulated net investment loss                                            (290)
Accumulated net realized loss on investments                               (783)
Net unrealized appreciation of investments                               24,430
Net unrealized depreciation of forward foreign
   currency contracts, foreign currency and
   translation of other assets and liabilities
   in foreign currency                                                      (15)
                                                                   ------------
TOTAL NET ASSETS -- 100.0%                                         $    128,171
                                                                   ------------
Net asset value and redemption
   price per share--Class-A                                        $      12.09

Maximum sales charge of 5.25% (C)                                          0.67
                                                                   ------------
Offering price per share--Class-A                                  $      12.76
                                                                   ------------
Net asset value and offering
   price per share--Class-B (D)                                    $      12.06
                                                                   ------------
Net asset value, offering price, and
   redemption price per share--Class-Y                             $      12.13
                                                                   ------------

*  Non-income producing security

(A)The repatriation of proceeds received from the sale of these securities are subject to a levy depending upon the length of time the position has been held. This levy is applicable to securities purchased before February 15, 1999. These securities are considered illiquid until September 1, 1999, when the levy is no longer in effect.

(B)This money market fund is advised by U.S. Bank National Association who also serves as advisor for this fund. See also the notes to the financial statements.

(C)The offering price is calculated by dividing the net asset value by 1 minus the maximum sales charge of 5.25%.

(D)Class-B has a contingent deferred sales charge. For a description of a possible redemption charge, see the notes to the financial statements.

Cl--Class
RNC--Risparmio Non-Convertible

The accompanying notes are an integral part of the financial statements.


                         55        '99 SEMIANNUAL REPORT    FIRST AMERICAN FUNDS

STATEMENTS OF
OPERATIONS      FOR THE SIX MONTHS ENDED MARCH 31, 1999, (UNAUDITED)
                IN THOUSANDS

                                                                 EMERGING     INTERNATIONAL     INTERNATIONAL
                                                             MARKETS FUND              FUND        INDEX FUND
-------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
Interest                                                         $      5          $     77          $      1
Dividends                                                             104             1,476               831
Less: Foreign taxes withheld                                           (1)             (406)              (82)
-------------------------------------------------------------------------------------------------------------
TOTAL INVESTMENT INCOME                                               108             1,147               750
=============================================================================================================
EXPENSES:
Investment advisory fees                                              146             2,662               422
Less: Waiver of investment advisory fees                              (47)             (336)             (150)
Administrator fees                                                     23               232                73
Transfer agent fees                                                    28                62                17
Amortization of organizational costs                                    6                 1                --
Custodian fees                                                         12               213                60
Directors' fees                                                        --                 4                 1
Registration fees                                                      --                18                 6
Professional fees                                                      --                 2                 1
Printing                                                                1                13                 4
Pricing fees                                                           --                 2                 4
Distribution fees - class-A                                             7                55                 3
Distribution fees - class-B                                            --                16                 1
Other                                                                  --                 3                14
-------------------------------------------------------------------------------------------------------------
TOTAL NET EXPENSES                                                    176             2,947               456
=============================================================================================================
Investment income (loss) - net                                        (68)           (1,800)              294
-------------------------------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAINS (LOSSES)
ON INVESTMENTS AND FOREIGN CURRENCY
TRANSACTIONS - NET:
Net realized gain (loss) on investments                            (2,137)           24,089              (638)
Net realized gain (loss) on forward foreign currency
 contracts and foreign currency transactions                          (44)            4,621                (2)
Net change in unrealized appreciation of investments                2,193            36,748            23,920
Net change in unrealized depreciation of forward
 foreign currency contracts, foreign currency and
 translation of other assets and liabilities in foreign
 currency                                                              (6)              (73)              (43)
-------------------------------------------------------------------------------------------------------------
NET GAIN ON INVESTMENTS                                                 6            65,385            23,237
=============================================================================================================
NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS                                       $    (62)         $ 63,585          $ 23,531
=============================================================================================================

The accompanying notes are an integral part of the financial statements.


                         56        '99 SEMIANNUAL REPORT    FIRST AMERICAN FUNDS

                                                             INTERNATIONAL FUNDS
STATEMENTS OF
CHANGES IN NET ASSETS      IN THOUSANDS

                                                             EMERGING            INTERNATIONAL                       INTERNATIONAL
                                                         MARKETS FUND                     FUND                          INDEX FUND
----------------------------------------------------------------------------------------------------------------------------------
                                                   10/1/98    10/1/97       10/1/98    10/1/97       10/1/98    12/1/97     8/1/97
                                                        to         to            to         to            to         to         to
                                                   3/31/99    9/30/98       3/31/99    9/30/98       3/31/99    9/30/98   11/30/97
----------------------------------------------------------------------------------------------------------------------------------
                                                (unaudited)              (unaudited)              (unaudited)
OPERATIONS:
Investment income (loss) - net                   $     (68) $     (53)    $  (1,800) $   1,320     $     294  $   1,616  $     828
Net realized gain (loss) on investments             (2,137)    (3,379)       24,089     28,363          (638)     5,074      3,662
Net realized gain (loss) on forward foreign
 currency contracts and foreign currency
 transactions                                          (44)       (66)        4,621    (12,864)           (2)      (108)      (142)
Net change in unrealized appreciation
 (depreciation) of investments                       2,193     (4,319)       36,748    (24,639)       23,920     (3,880)   (28,010)
Net change in unrealized appreciation
 (depreciation) of purchased options contracts,
 forward foreign currency contracts, foreign
 currency and translation of other assets and
 liabilities in foreign currency                        (6)         1           (73)     1,430           (43)        36          5
----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
 from operations                                       (62)    (7,816)       63,585     (6,390)       23,531      2,738    (23,657)
----------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
International Funds Investment income - net:
  Class-A                                               --        (32)         (209)      (107)(A)       (15)       (23)        (3)
  Class-B                                               --         (1)           --        (74)(A)        (1)        (1)        --
  Class-C                                               --         --            --         --            --         --         --
  Class-Y                                               --         --        (2,103)    (9,364)(A)      (519)    (2,609)      (512)
Net realized gain on investments:
  Class-A                                               --         --        (2,619)       (56)         (146)        --         --
  Class-B                                               --         --          (172)       (44)          (11)        --         --
  Class-C                                               --         --            --         --            --         --         --
  Class-Y                                               --         --       (20,723)    (4,550)       (8,207)        --         --
----------------------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                                     --        (33)      (25,826)   (14,195)       (8,899)    (2,633)      (515)
==================================================================================================================================
CAPITAL SHARE TRANSACTIONS(1):
Class-A:
  Proceeds from sales                                  172        778        46,524    217,153         2,167      1,057         49
  Shares issued in connection with acquisition
   of Piper Fund                                        --         --            --     47,464            --         --         --
  Reinvestment of distributions                         --         32         2,677        156           149         22          3
  Payments for redemptions                          (1,336)    (5,929)      (51,355)  (227,336)       (2,421)      (375)      (215)
----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets from class-A
 transactions                                       (1,164)    (5,119)       (2,154)    37,437          (105)       704       (163)
----------------------------------------------------------------------------------------------------------------------------------
Class-B:
  Proceeds from sales - FAIF                             2          1           441      1,142           321        151          1
  Proceeds from sales - Piper                           --         28            --         --            --         --         --
  Reinvestment of distributions - FAIF                  --         --           169        114            12          1         --
  Reinvestment of distributions - Piper                 --          1            --         --            --         --         --
  Payments for redemptions - FAIF                       --         --          (376)      (367)          (13)       (18)        --
  Payments for redemptions - Piper                      --       (304)           --         --            --         --         --
----------------------------------------------------------------------------------------------------------------------------------
Increase (Decrease) in net assets from class-B
 transactions                                            2       (274)          234        889           320        134          1
----------------------------------------------------------------------------------------------------------------------------------
Class-C:
  Proceeds from sales                                   --         --           220         --            --         --         --
  Reinvestment of distributions                         --         --            --         --            --         --         --
  Payments for redemptions                              --         --            --         --            --         --         --
----------------------------------------------------------------------------------------------------------------------------------
Increase in net assets from class-C transactions        --         --           220         --            --         --         --
----------------------------------------------------------------------------------------------------------------------------------
Class-Y
  Proceeds from sales                               27,912      8,789        95,489    244,177         5,461     26,388     34,854
  Shares issued in connection with acquisition
   of Piper Fund                                        --         --            --      3,757            --         --         --
  Reinvestment of distributions                         --         --        12,193      7,847         6,972      2,039        333
  Payments for redemptions                          (1,186)       (26)      (78,249)  (100,556)       (6,251)   (79,475)   (65,749)
----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets from class-Y
 transactions                                       26,726      8,763        29,433    155,225         6,182    (51,048)   (30,562)
----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets from capital
 share transactions                                 25,564      3,370        27,733    193,551         6,397    (50,210)   (30,724)
----------------------------------------------------------------------------------------------------------------------------------
Total increase (decrease) in net assets             25,502     (4,479)       65,492    172,966        21,029    (50,105)   (54,896)
NET ASSETS AT BEGINNING OF PERIOD                   12,829     17,308       400,571    227,605       107,142    157,247    212,143
==================================================================================================================================
NET ASSETS AT END OF PERIOD (2)                  $  38,331  $  12,829     $ 466,063  $ 400,571     $ 128,171  $ 107,142  $ 157,247
==================================================================================================================================

(1)See note 4 in the notes to the financial statements for additional information.
(2)Includes undistributed net investment income (loss and/or distributions in excess of net investment income) (000) of $(166) and $(54) for Emerging Markets Fund, $(10,010) and $(10,519) for International Fund, and $(290), $(47), and $1,019 for International Index Fund as of March 31, 1999, and September 30, 1998, respectively and November 30, 1997 (for International Index Fund only).
(A)Represents a distribution in excess of net investment income due to the tax treatment of foreign currency related transactions.

The accompanying notes are an integral part of the financial statements.


                         57        '99 SEMIANNUAL REPORT    FIRST AMERICAN FUNDS

FINANCIAL HIGHLIGHTS      FOR A SHARE OUTSTANDING, THROUGHOUT THE PERIODS
                          ENDED SEPTEMBER 30, UNLESS OTHERWISE INDICATED

                                                               REALIZED AND
                                   NET ASSET                     UNREALIZED       DIVIDENDS                       DISTRIBUTION
                                       VALUE            NET        GAINS OR        FROM NET      DISTRIBUTIONS            FROM
                                   BEGINNING     INVESTMENT     (LOSSES) ON      INVESTMENT               FROM       RETURN OF
                                   OF PERIOD  INCOME (LOSS)     INVESTMENTS          INCOME      CAPITAL GAINS         CAPITAL
------------------------------------------------------------------------------------------------------------------------------
EMERGING MARKETS FUND
Class-A(1)
  1999*(unaudited)                  $ 5.61         $(0.06)         $ 0.42          $   --             $   --          $   --
  1998                               10.96          (0.15)          (5.18)          (0.02)                --              --
  1997                                8.85           0.02            2.10           (0.01)                --              --
  1996(2)                             8.84           0.01              --              --                 --              --
  1996(3)                             7.20           0.01            1.63              --                 --              --
  1995(4)                             9.14             --           (1.94)             --                 --              --
  1994(4)(5)                         10.00           0.01           (0.87)             --                 --              --
Class-B - FAIF
  1999*(unaudited)                  $ 5.60         $(0.02)         $ 0.37          $   --             $   --          $   --
  1998(6)                             7.27             --           (1.67)             --                 --              --
Class-B - Piper
  1998(7)                           $10.86         $(0.08)         $(1.07)         $(0.02)            $   --          $   --
  1997(8)                            10.13           0.00            0.73              --                 --              --
Class-Y
  1999*(unaudited)                  $ 5.62         $(0.04)         $ 0.41          $   --             $   --          $   --
  1998(6)                             7.27           0.01           (1.66)             --                 --              --
------------------------------------------------------------------------------------------------------------------------------
INTERNATIONAL FUND
Class-A
  1999*(unaudited)                  $12.55         $(0.08)         $ 2.03          $(0.06)            $(0.72)         $   --
  1998                               13.18           0.06            0.02           (0.46)(C)          (0.25)             --
  1997                               10.28           0.01            3.04           (0.15)(C)             --              --
  1996                               10.28          (0.02)           0.20           (0.18)(C)             --              --
  1995                               10.21             --            0.07              --                 --              --
  1994(9)                             9.98          (0.01)           0.24              --                 --              --
Class-B
  1999*(unaudited)                  $12.27         $(0.15)         $ 2.01          $   --             $(0.72)         $   --
  1998                               12.97          (0.07)           0.03           (0.41)(C)          (0.25)             --
  1997                               10.14          (0.08)           3.01           (0.10)(C)             --              --
  1996                               10.20          (0.07)           0.17           (0.16)(C)             --              --
  1995                               10.21          (0.03)           0.02              --                 --              --
  1994(10)                           10.23          (0.01)          (0.01)             --                 --              --
Class-C
  1999(11) (unaudited)              $14.32         $(0.02)         $(0.58)         $   --             $   --          $   --
Class-Y
  1999*(unaudited)                  $12.55         $(0.01)         $ 1.98          $(0.08)            $(0.72)         $   --
  1998                               13.23           0.07            0.01           (0.51)(C)          (0.25)             --
  1997                               10.31           0.03            3.06           (0.17)(C)             --              --
  1996                               10.30          (0.01)           0.22           (0.20)(C)             --              --
  1995                               10.22           0.01            0.07              --                 --              --
  1994(12)                           10.00          (0.01)           0.23              --                 --              --
------------------------------------------------------------------------------------------------------------------------------
INTERNATIONAL INDEX FUND(B)
Class-A
  1999*(unaudited)                  $10.69         $(0.03)         $ 2.33          $(0.05)            $(0.85)         $   --
  1998(13)                           10.94           0.11           (0.20)          (0.16)                --              --
  1997(14)                           12.32           0.05           (1.41)          (0.02)                --              --
  1997(15)                           10.64           0.10            1.70           (0.09)             (0.02)          (0.01)
  1996(15)                           10.45           0.07            0.17           (0.05)                --              --
  1995(15)(16)                       10.00             --            0.45              --                 --              --
Class-B
  1999*(unaudited)                  $10.68         $ 0.02          $ 2.24          $(0.03)            $(0.85)         $   --
  1998(13)                           10.99           0.05           (0.21)          (0.15)                --              --
  1997(17)(18)                       11.08             --           (0.09)             --                 --              --
Class-Y
  1999*(unaudited)                  $10.71         $ 0.03          $ 2.29          $(0.05)            $(0.85)         $   --
  1998(13)                           10.99           0.14           (0.20)          (0.22)                --              --
  1997(14)                           12.37           0.06           (1.41)          (0.03)                --              --
  1997(15)                           10.69           0.13            1.70           (0.12)             (0.02)          (0.01)
  1996(15)                           10.48           0.09            0.18           (0.06)                --              --
  1995(15)(16)                       10.00           0.01            0.47              --                 --              --
------------------------------------------------------------------------------------------------------------------------------

+  Returns are for the period indicated and have not been annualized.
* For the six month period ended March 31. All ratios for the period have been annualized.
(A)Excluding sales charges.
(B)The financial highlights for International Index Fund as set forth herein include the historical financial highlights of the Qualivest International Opportunities Fund class-A and class-Y shares. The assets of the International Opportunities Fund were acquired by International Index Fund on November 21, 1997. In connection with such acquisition, (i) class-A and class-C shares of the Qualivest International Opportunities Fund were exchanged for class-A shares of International Index Fund; and (ii) Qualivest class-Y shares were exchanged for class-Y shares of International Index Fund.
(C)Includes distributions in excess of net investment income due to tax treatment of foreign currency related transactions.
(1)The financial highlights for Emerging Markets Fund as set forth herein include the historical financial highlights of the Piper Emerging Markets Growth Fund class-A shares. The assets of the Piper Emerging Markets Growth Fund were acquired by Emerging Markets Fund on August 7, 1998. In connection with such acquisition, class-A shares of the Piper Emerging Markets Growth Fund were exchanged for class-A shares of the Emerging Markets Fund. On August 7, 1998, the fund's advisor changed from Piper Capital Management, Inc. to U.S. Bank N.A.
(2)For the three month period July 1, 1996, to September 30, 1996. All ratios for the period have been annualized.
(3)Emerging Markets Growth Fund commenced operations and acquired the net assets of Hercules Latin American Value Fund on June 21, 1996, via a tax-free reorganization. Emerging Markets Growth Fund had no assets or liabilities prior to the acquisition. Consequently, the information presented for Emerging Markets Growth Fund prior to June 21, 1996, represents the financial history of Hercules Latin American Value Fund. As a result of the reorganization, the fund's subadvisor changed from Bankers Trust Company to Edinburgh Fund Managers plc. On July 18, 1995, shareholders of Hercules Latin American Value Fund approved a change in the fund's advisor from Hercules International Management LLC to Piper Capital Management Incorporated.
(4)For the period ended June 30.


                         58        '99 SEMIANNUAL REPORT    FIRST AMERICAN FUNDS

                                                             INTERNATIONAL FUNDS

                                                                                      RATIO OF
                                                                 RATIO OF NET      EXPENSES TO
  NET ASSET                                          RATIO OF      INVESTMENT          AVERAGE
      VALUE                         NET ASSETS    EXPENSES TO   INCOME (LOSS)       NET ASSETS         PORTFOLIO
     END OF          TOTAL              END OF        AVERAGE      TO AVERAGE       (EXCLUDING          TURNOVER
     PERIOD     RETURN (A)        PERIOD (000)     NET ASSETS      NET ASSETS         WAIVERS)              RATE
----------------------------------------------------------------------------------------------------------------


   $ 5.97           6.42%+          $  4,598           1.70%          (0.59)%           2.10%               72%
     5.61         (48.91)              5,384           1.96           (1.09)            3.43                48
    10.96          23.91              16,998           2.00            0.17             3.34               105
     8.85           0.11+             13,772           2.00            0.26             4.09                 0
     8.84          22.78              13,936           2.00            0.26             3.54               140
     7.20         (21.23)             22,624           2.00            0.15             3.47               161
     9.14          (8.60)             27,750           2.00           (0.03)            3.10                78

   $ 5.95           6.25%+          $      3           2.45%          (1.46)%           2.87%               72%
     5.60         (22.97)+                 1           2.46           (0.43)            4.30                48

   $ 9.69         (10.59)%+         $     --           2.76%          (2.24)%           4.12%               34%
    10.86           7.21                 310           2.64            0.03             3.39               105

   $ 5.99           6.58%+          $ 33,730           1.45%          (0.59)%           1.85%               72%
     5.62         (22.70)+             7,444           1.46            0.83             3.30                48
----------------------------------------------------------------------------------------------------------------


   $13.72          15.94%+          $ 44,817           1.60%          (1.07)%           1.76%               82%
    12.55           1.11              40,204           1.69            0.13             1.81               102
    13.18          30.03               8,003           1.92           (0.09)            1.92                96
    10.28           1.84               1,964           1.97           (0.28)            1.97               100
    10.28           0.69                 876           1.93           (0.13)            2.06                57
    10.21           2.30+                464           1.75           (0.26)            2.30                16

   $13.41          15.55%+          $  3,568           2.35%          (1.83)%           2.52%               82%
    12.27           0.13               2,892           2.44           (0.64)            2.56               102
    12.97          29.13               2,188           2.67           (0.94)            2.67                96
    10.14           1.02               1,175           2.72           (0.96)            2.72               100
    10.20          (0.10)                306           2.76           (0.95)            2.81                57
    10.21          (0.20)+                22           2.75           (0.71)            3.05                16

   $13.72          (4.19)%+         $    222           2.35%          (1.67)%           2.58%               82%

   $13.72          16.07%+          $417,456           1.35%          (0.81)%           1.51%               82%
    12.55           1.15             357,475           1.44            0.42             1.56               102
    13.23          30.38             217,414           1.67            0.06             1.67                96
    10.31           2.11             135,238           1.72           (0.06)            1.72               100
    10.30           0.78              94,400           1.74            0.12             1.81                57
    10.22           2.20+             47,963           1.75           (0.19)            2.05                16
----------------------------------------------------------------------------------------------------------------


   $12.09          22.26%+          $  2,100           1.00%           0.15%            1.25%                0%
    10.69          (1.05)+             1,873           0.99            1.21             1.22                 0
    10.94         (11.03)+             1,270           0.92            0.98             1.21                 0
    12.32          17.03               1,605           0.98            0.90             1.28                 3
    10.64           2.29               2,005           1.06            0.84             1.35                 6
    10.45           4.50+                 20           1.40            0.23             1.54                 0

   $12.06          21.77%+          $    465           1.75%          (0.27)%           2.00%                0%
    10.68          (1.53)+               118           1.74            0.72             1.97                 0
    10.99          (0.36)+                 1           1.29            0.00             1.29                 0

   $12.13          22.33%+          $125,606           0.75%           0.50%            1.00%                0%
    10.71          (0.73)+           105,151           0.74            1.42             0.97                 0
    10.99         (10.93)+           155,976           0.66            1.23             0.95                 0
    12.37          17.24             210,538           0.73            1.15             1.03                 3
    10.69           2.56             142,478           0.81            1.18             1.10                 6
    10.48           4.80+             60,073           1.18            1.32             1.39                 0
----------------------------------------------------------------------------------------------------------------

 (5)Commenced operations of Hercules Latin American Value Fund on November 9, 1993. All ratios for the period have been annualized.
 (6)Class-Y and class-B shares have been offered since August 10, 1998. All ratios for the period have been annualized.
 (7)Effective April 28, 1998 all shareholders were exchanged into class-A. Class-B share activity was discontinued. All ratios for the period have been annualized.
 (8)Class-B shares have been offered since February 18, 1997. All ratios for the period have been annualized.
 (9)Class-A shares have been offered since April 7, 1994. All ratios for the period have been annualized.
(10)Class-B shares have been offered since August 15, 1994. All ratios for the period have been annualized.
(11)For the six month period ended March 31. Class-C shares have been offered since February 1, 1999. All ratios for the period have been annualized.
(12)Commenced operations on April 4, 1994. All ratios for the period have been annualized.
(13)For the period December 1, 1997 to September 30, 1998. All ratios for the period have been annualized. The First American board of directors approved a change in the fund's fiscal year end from November 30 to September 30, effective September 30, 1998.
(14)For the period August 1, 1997 to November 30, 1997. All ratios for the period have been annualized. The First American board of directors approved a change in the fund's fiscal year end from July 31 to November 30, effective November 30, 1997.
(15)For the period ended July 31.
(16)Commenced operations on July 3, 1995. All ratios for the period have been annualized.
(17)Class-B shares have been offered since November 24, 1997. All ratios for the period have been annualized.
(18)For the period November 24, 1997 to November 30, 1997.


                         59        '99 SEMIANNUAL REPORT    FIRST AMERICAN FUNDS

STATEMENTS OF
NET ASSETS      MARCH 31, 1999 (UNAUDITED)

HEALTH SCIENCES FUND

DESCRIPTION                                              SHARES      VALUE (000)
--------------------------------------------------------------------------------
COMMON STOCKS -- 96.3%

HEALTHCARE -- 85.1%
BIOTECHNOLOGY -- 11.7%
Amgen*                                                    3,000    $        225
Biochem Pharmaceuticals*                                  7,700             164
Biogen*                                                   5,500             629
Centocor*                                                 9,000             332
Protein Design Laboratories*                             22,000             331
Ventana Medical Systems*                                 15,400             345
                                                                   ------------
                                                                          2,026
                                                                   ------------
DIVERSIFIED HEALTH CARE -- 4.9%
Allergan                                                  4,000             351
Warner Lambert                                            7,700             510
                                                                   ------------
                                                                            861
                                                                   ------------
DRUGS -- 29.8%
Algos Pharmaceuticals*                                   23,000             566
Elan, ADR*                                               11,000             767
Merck                                                     7,200             577
Pfizer                                                   10,000           1,387
Pharmacia & Upjohn                                        7,500             468
Schering Plough                                           5,400             299
Sepracor*                                                 6,000             674
SmithKline Beecham, ADR                                   6,000             429
                                                                   ------------
                                                                          5,167
                                                                   ------------
HOSPITAL -- 1.9%
Health Management Associates, Cl A*                      27,000             329
                                                                   ------------
MANAGED CARE -- 4.3%
American Oncology Resources*                             34,000             306
United Healthcare                                         8,400             442
                                                                   ------------
                                                                            748
                                                                   ------------
MEDICAL -- 27.4%
Arrow International                                      15,000             323
ATS Medical*                                             57,475             431
Baxter International                                      3,000             198
Becton Dickinson                                         11,700             448
Boston Scientific*                                       18,000             730
Guidant                                                   4,000             242
Lifecore Biomedical*                                     55,000             478
Medtronic                                                12,627             906
Micro Therapeutics*                                      37,000             241
Novoste*                                                 10,000             240
Perclose*                                                12,000             372
Vysis*                                                   44,000             150
                                                                   ------------
                                                                          4,759
                                                                   ------------
SPECIAL CARE -- 5.1%
Alza, Cl A*                                              12,000             459
Nanogen*                                                 45,000             433
                                                                   ------------
                                                                            892
                                                                   ------------

TOTAL HEALTHCARE                                                         14,782
                                                                   ------------
BASIC MATERIALS -- 3.6%
Monsanto                                                 13,500             620
                                                                   ------------
CONSUMER STAPLES -- 1.1%
Cardinal Health                                           2,800             185
                                                                   ------------


HEALTH SCIENCES FUND (CONCLUDED)

DESCRIPTION                                              SHARES      VALUE (000)
--------------------------------------------------------------------------------
FINANCIALS -- 6.5%
Healthcare Realty Trust                                  20,000    $        380
National Health Investors                                16,000             344
Nationwide Health Properties                             21,000             399
                                                                   ------------
                                                                          1,123
                                                                   ------------

TOTAL COMMON STOCKS
    (Cost $15,310)                                                       16,710
                                                                   ------------

RELATED PARTY MONEY MARKET FUND -- 1.3%
First American Prime Obligations
    Fund (A)                                            226,670             227
                                                                   ------------

TOTAL RELATED PARTY MONEY MARKET FUND
    (Cost $227)                                                             227
                                                                   ------------

TOTAL INVESTMENTS -- 97.6%
    (Cost $15,537)                                                       16,937
                                                                   ------------
OTHER ASSETS AND LIABILITIES, NET -- 2.4% (B)                               418
                                                                   ------------

NET ASSETS:
Portfolio Capital--Class-A
   ($.0001 par value--2 billion authorized)
   based on 114,186 outstanding shares                                    1,641
Portfolio Capital--Class-B
   ($.0001 par value--2 billion authorized)
   based on 86,493 outstanding shares                                       851
Portfolio Capital--Class-Y
   ($.0001 par value--2 billion authorized)
   based on 1,850,430 outstanding shares                                 13,784
Undistributed net investment income                                           6
Accumulated net realized loss on investments                               (327)
Net unrealized appreciation of investments                                1,400
                                                                   ------------
TOTAL NET ASSETS -- 100.0%                                         $     17,355
                                                                   ------------
Net asset value and redemption
   price per share--Class-A                                        $       8.44

Maximum sales charge of 5.25%  (C)                                         0.47
                                                                   ------------
Offering price per share--Class-A                                  $       8.91
                                                                   ------------
Net asset value and offering
   price per share--Class-B (D)                                    $       8.24
                                                                   ------------
Net asset value, offering price, and
   redemption price per share--Class-Y                             $       8.47
                                                                   ------------

*  Non-income producing security

(A)This money market fund is advised by U.S. Bank National Association who also serves as advisor for this fund. See the notes to the financial statements.

(B)Other assets and liabilities representing greater than five percent of total net assets include the following (000):
   Cash collateral received for securities on loan  $ 5,339
   Payable upon return of securities on loan        $(5,339)

(C)The offering price is calculated by dividing the net asset value by 1 minus the maximum sales charge of 5.25%.

(D)Class-B has a contingent deferred sales charge. For a description of a possible redemption charge, see the notes to the financial statements.

ADR--American Depositary Receipt
Cl--Class

The accompanying notes are an integral part of the financial statements.


                         60        '99 SEMIANNUAL REPORT    FIRST AMERICAN FUNDS

                                                                    SECTOR FUNDS
STATEMENTS OF
NET ASSETS      MARCH 31, 1999 (UNAUDITED)

REAL ESTATE SECURITIES FUND

DESCRIPTION                                              SHARES      VALUE (000)
--------------------------------------------------------------------------------
COMMON STOCKS -- 95.3%

REAL ESTATE INVESTMENT TRUST -- 95.3%
DIVERSIFIED -- 8.8%
Colonial Properties Trust                                35,000    $        892
Crescent Operating*                                       2,500               9
Crescent Real Estate Equities                            68,000           1,462
Duke Realty Investments                                  35,000             752
Glenborough Realty Trust                                 53,000             901
Pennsylvania Real Estate Investment Trust                45,000             841
Reckson Service Industries*                              12,000              54
Rouse Company                                            26,000             577
                                                                   ------------
                                                                          5,488
                                                                   ------------
HEALTHCARE FACILITIES -- 1.8%
Health Care                                              27,000             580
HRPT Properties Trust                                    40,000             540
                                                                   ------------
                                                                          1,120
                                                                   ------------
HOTELS -- 7.2%
Felcor Lodging Trust                                     42,000             974
Hospitality Properties Trust                             45,000           1,218
Host Marriott                                            55,000             612
Innkeepers USA Trust                                     60,000             559
Lasalle Hotel Properties                                 28,300             375
Starwood Hotels and Resorts World Wide*                  25,000             714
                                                                   ------------
                                                                          4,452
                                                                   ------------
OFFICE/INDUSTRIAL -- 30.2%
Amb Property                                             55,000           1,141
Arden Realty Group                                       50,000           1,112
Beacon Capital Partnership* (A)                          33,750             510
Bedford Property Investors                               34,000             497
Boston Properties                                        42,000           1,328
Brandywine Realty Trust                                  35,000             569
Cabot Industrial Trust                                   40,000             755
Centerpoint Properties                                   19,000             594
Equity Office Properties Trust                          130,000           3,307
Great Lakes Real Estate                                  41,000             595
Liberty Property Trust                                   53,600           1,112
Mack Cali Realty                                         40,000           1,175
Prologis Trust                                           85,000           1,743
Reckson Associates                                       30,000             617
SL Green Realty                                          35,000             658
Spieker Properties                                       45,000           1,586
Trizec Hahn                                              32,000             588
Weeks                                                    30,000             857
                                                                   ------------
                                                                         18,744
                                                                   ------------
RESIDENTIAL -- 17.8%
Apartment Investment & Management                        28,000           1,015
Archstone Community Trust                               100,000           2,013
Avalonbay Communities                                    40,000           1,265
Chateau Communities                                      32,000             880
Equity Residential Properties Trust                      74,150           3,059
Gables Residential Trust                                 35,000             772
Home Properties of New York                              24,000             555
Post Properties                                          22,100             796
United Dominion Realty Trust                             67,000             687
Wellsford Real Properties*                                6,100              53
                                                                   ------------
                                                                         11,095
                                                                   ------------


REAL ESTATE SECURITIES FUND (CONTINUED)

DESCRIPTION                                              SHARES      VALUE (000)
--------------------------------------------------------------------------------
RETAIL -- 18.2%
Bradley Real Estate                                      50,000    $        906
CBL & Associates Properties                              44,000           1,023
Chelsea GCA Realty                                       20,000             558
Excel Legacy*                                            27,100              93
Federal Realty Investment Trust                          40,000             848
JDN Realty                                               30,000             596
Kimco Realty                                             15,000             553
Macerich                                                 25,000             567
Mills                                                    36,000             646
New Plan Excel Realty Trust                              54,000           1,036
Simon Property Group                                     85,000           2,332
Taubman Centers                                          26,000             319
Vornado Operating*                                        2,350              14
Vornado Realty Trust                                     52,000           1,794
                                                                   ------------
                                                                         11,285
                                                                   ------------
SELF STORAGE -- 3.9%
Public Storage                                           62,736           1,568
Storage USA                                              30,000             851
                                                                   ------------
                                                                          2,419
                                                                   ------------
SPECIALTY REAL ESTATE -- 7.4%
Alexandria Real Estate Equities                          30,000             793
Capital Automotive                                       55,000             684
Fortress Investment* (A)                                 35,000             591
Franchise Finance of America                             30,000             632
Golf Trust of America                                    26,100             584
Meditrust                                                50,000             622
Prison Realty                                            39,700             692
                                                                   ------------
                                                                          4,598
                                                                   ------------

TOTAL COMMON STOCKS
    (Cost $65,142)                                                       59,201
                                                                   ------------

PREFERRED STOCK -- 0.4%
Walden Residential Properties                            10,000             209
                                                                   ------------

TOTAL PREFERRED STOCK
    (Cost $238)                                                             209
                                                                   ------------

CONVERTIBLE BOND -- 1.4%
Avatar Holdings, 31.4465 shares
    7.000%, 04/01/05                               $      1,000             888
                                                                   ------------

TOTAL CONVERTIBLE BOND
    (Cost $1,017)                                                           888
                                                                   ------------

WARRANT -- 0.0%
Walden Residential Properties*                           10,000               5
                                                                   ------------

TOTAL WARRANT
    (Cost $12)                                                                5
                                                                   ------------

RELATED PARTY MONEY MARKET FUND -- 1.5%
First American Prime Obligations
    Fund (B)                                            909,907             910
                                                                   ------------

TOTAL RELATED PARTY MONEY MARKET FUND
    (Cost $910)                                                             910
                                                                   ------------


                         61        '99 SEMIANNUAL REPORT    FIRST AMERICAN FUNDS

STATEMENTS OF
NET ASSETS      MARCH 31, 1999 (UNAUDITED)

REAL ESTATE SECURITIES FUND (CONCLUDED)

DESCRIPTION                                                          VALUE (000)
--------------------------------------------------------------------------------
TOTAL INVESTMENTS -- 98.6%
    (Cost $67,319)                                                 $     61,213
                                                                   ------------
OTHER ASSETS AND LIABILITIES, NET -- 1.4% (C)                               896
                                                                   ------------

NET ASSETS:
Portfolio Capital--Class-A
   ($.0001 par value--2 billion authorized)
   based on 158,054 outstanding shares                                    2,072
Portfolio Capital--Class-B
   ($.0001 par value--2 billion authorized)
   based on 230,304 outstanding shares                                    3,027
Portfolio Capital--Class-Y
   ($.0001 par value--2 billion authorized)
   based on 5,204,614 outstanding shares                                 66,598
Accumulated net investment loss                                            (306)
Accumulated net realized loss on investments                             (3,176)
Net unrealized depreciation of investments                               (6,106)
                                                                   ------------
TOTAL NET ASSETS -- 100.0%                                         $     62,109
                                                                   ------------
Net asset value and redemption
   price per share--Class-A                                        $      11.09

Maximum sales charge of 5.25%  (D)                                         0.61
                                                                   ------------
Offering price per share--Class-A                                  $      11.70
                                                                   ------------
Net asset value and offering
   price per share--Class-B (E)                                    $      11.00
                                                                   ------------
Net asset value, offering price, and
   redemption price per share--Class-Y                             $      11.11
                                                                   ------------

*  Non-income producing security

(A)Security sold within the terms of a private placement memorandum, exempt from registration under section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "qualified institutional investors".

(B)This money market fund is advised by U.S. Bank National Association who also serves as advisor for this fund. See also the notes to the financial statements.

(C)Other assets and liabilities representing greater than five percent of total net assets include the following (000):
   Cash collateral received for securities on loan  $ 10,659
   Payable upon return of securities on loan        $(10,659)

(D)The offering price is calculated by dividing the net asset value by 1 minus the maximum sales charge of 5.25%.

(E)Class-B has a contingent deferred sales charge. For a description of a possible redemption charge, see the notes to the financial statements.

The accompanying notes are an integral part of the financial statements.


TECHNOLOGY FUND

DESCRIPTION                                              SHARES      VALUE (000)
--------------------------------------------------------------------------------
COMMON STOCKS -- 96.5%

TECHNOLOGY -- 73.8%

COMPUTER HARDWARE -- 8.2%
Dell Computer*                                          140,000    $      5,722
Sun Microsystems*                                        72,000           9,004
                                                                   ------------
                                                                         14,726
                                                                   ------------
COMPUTER NETWORKING -- 10.3%
Ascend Communications*                                  110,000           9,206
Cisco Systems*                                           85,000           9,313
                                                                   ------------
                                                                         18,519
                                                                   ------------
COMPUTER PERIPHERAL -- 1.6%
Seagate Technology*                                     100,000           2,956
                                                                   ------------
COMPUTER SOFTWARE/SERVICES -- 25.7%
Amdocs*                                                  75,000           1,622
America Online*                                          40,000           5,840
Aspect Development*                                     100,000           2,325
BMC Software*                                            60,000           2,224
Critical Path*                                            7,500             578
Descartes Systems Group*                                 50,000             384
Electronic Arts*                                         60,000           2,850
I2 Technologies*                                         90,000           2,393
Information Advantage*                                  145,000             961
Infospace.com*                                           10,000             886
Inktomi*                                                 20,000           1,715
International Network Services*                          20,000           1,399
Legato Systems*                                          40,000           2,065
Mechanical Dynamics*                                     40,000             250
Micromuse*                                               35,000           1,610
Microsoft*                                               40,000           3,585
Miningo.com*                                              2,300             206
Netgravity*                                              42,600           1,763
Sapient*                                                 45,000           3,212
Siebel Systems*                                          50,000           2,375
Softworks*                                               80,000           1,140
Symix Systems*                                           65,000             991
USWeb*                                                   50,000           2,062
Veritas Software*                                        15,000           1,211
Visual Networks*                                         40,000           1,495
Webtrends Corp*                                          23,500           1,143
                                                                   ------------
                                                                         46,285
                                                                   ------------
ELECTRONIC SEMICONDUCTORS -- 14.1%
Conexant Systems*                                        80,000           2,215
Linear Technology                                        40,000           2,050
Maxim Integrated Products*                               30,000           1,624
Pericom Semiconductor*                                   90,000             759
PMC-Sierra*                                              36,000           2,563
Taiwan Semiconductor, ADR*                              250,000           5,906
Transwitch*                                              30,000           1,358
Uniphase*                                                30,000           3,454
Vitesse Semiconductor*                                   35,000           1,772
Xilinx*                                                  90,000           3,651
                                                                   ------------
                                                                         25,352
                                                                   ------------


                         62        '99 SEMIANNUAL REPORT    FIRST AMERICAN FUNDS

                                                                    SECTOR FUNDS
TECHNOLOGY FUND (CONTINUED)

DESCRIPTION                                              SHARES      VALUE (000)
--------------------------------------------------------------------------------
EQUIPMENT SEMICONDUCTORS -- 11.7%
Applied Materials*                                      100,000    $      6,169
ASM Lithography Holding H.V.*                           100,000           4,500
Cypress Semiconductor*                                  100,000             900
Intel                                                    28,000           3,329
MKS Instruments*                                         75,000           1,003
Novellus Systems*                                        35,000           1,929
Teradyne*                                                59,500           3,246
                                                                   ------------
                                                                         21,076
                                                                   ------------

SERVICES COMPUTER SYSTEMS -- 2.2%
Electronic Data Systems                                  80,000           3,895
                                                                   ------------

TOTAL TECHNOLOGY                                                        132,809
                                                                   ------------
BASIC MATERIALS -- 0.4%
Atmi*                                                    40,000             800
                                                                   ------------
CAPITAL GOODS -- 1.3%
Dupont Photomasks*                                       60,000           2,377
                                                                   ------------
COMMUNICATION EQUIPMENT -- 10.6%
General Instrument*                                      70,000           2,122
Nokia, ADR                                               60,000           9,345
Orckit Communications*                                   80,000           1,665
P-Com*                                                  180,000           1,372
Tellabs*                                                 40,000           3,910
Viasat*                                                  75,000             670
                                                                   ------------
                                                                         19,084
                                                                   ------------
COMMUNICATION SERVICES -- 3.5%
Concentric Network*                                      30,000           2,242
Covad Communications Group*                              30,000           1,973
Global Crossing*                                         10,000             462
RSL Communications, Cl A*                                45,400           1,632
                                                                   ------------
                                                                          6,309
                                                                   ------------
CONSUMER CYCLICALS -- 4.2%
Autoweb.com*                                             25,500             908
Cheap Tickets*                                           33,200           1,116
Checkfree Holdings*                                      40,000           1,703
Gartner Group, Cl A*                                    100,000           2,256
Valley Media*                                            42,600             969
Ziff-Davis*                                              14,600             526
                                                                   ------------
                                                                          7,478
                                                                   ------------
FINANCIALS -- 2.7%
Knight/Trimark Group, Cl A*                              30,000           2,010
Multex.com*                                              20,600           1,288
Telebanc Financial Group*                                20,000           1,595
                                                                   ------------
                                                                          4,893
                                                                   ------------

TOTAL COMMON STOCKS
    (Cost $115,954)                                                     173,750
                                                                   ------------

WARRANT -- 0.1%
Optisystems*                                            100,000             175
                                                                   ------------

TOTAL WARRANT
    (Cost $71)                                                              175
                                                                   ------------


TECHNOLOGY FUND (CONCLUDED)

DESCRIPTION                                              SHARES      VALUE (000)
--------------------------------------------------------------------------------
RELATED PARTY MONEY MARKET FUND -- 1.0%
First American Prime Obligations
    Fund (A)                                          1,684,639    $      1,685
                                                                   ------------

TOTAL RELATED PARTY MONEY MARKET FUND
    (Cost $1,685)                                                         1,685
                                                                   ------------

TOTAL INVESTMENTS -- 97.6%
    (Cost $117,710)                                                     175,610
                                                                   ------------
OTHER ASSETS AND LIABILITIES, NET -- 2.4% (B)                             4,369
                                                                   ------------

NET ASSETS:
Portfolio Capital--Class-A
   ($.0001 par value--2 billion authorized)
   based on 415,548 outstanding shares                                    5,067
Portfolio Capital--Class-B
   ($.0001 par value--2 billion authorized)
   based on 556,863 outstanding shares                                    9,252
Portfolio Capital--Class-Y
   ($.0001 par value--2 billion authorized)
   based on 6,098,648 outstanding shares                                 81,031
Accumulated net investment loss                                            (297)
Accumulated net realized gain on investments                             27,026
Net unrealized appreciation of investments                               57,900
                                                                   ------------
TOTAL NET ASSETS -- 100.0%                                         $    179,979
                                                                   ------------
Net asset value and redemption
   price per share--Class-A                                        $      25.31

Maximum sales charge of 5.25%  (C)                                         1.40
                                                                   ------------
Offering price per share--Class-A                                  $      26.71
                                                                   ------------
Net asset value and offering
   price per share--Class-B (D)                                    $      24.19
                                                                   ------------
Net asset value, offering price, and
   redemption price per share--Class-Y                             $      25.58
                                                                   ------------

*  Non-income producing security

(A)This money market fund is advised by U.S. Bank National Association who also serves as advisor for this fund. See the notes to the financial statements.

(B)Other assets and liabilities representing greater than five percent of total net assets include the following (000):
   Receivable for investment security sold          $ 11,826
   Cash collateral received for securities on loan  $ 48,567
   Payable upon return of securities on loan        $(48,567)

(C)The offering price is calculated by dividing the net asset value by 1 minus the maximum sales charge of 5.25%.

(D)Class-B has a contingent deferred sales charge. For a description of a possible redemption charge, see the notes to the financial statements.

ADR--American Depositary Receipt
Cl--Class

The accompanying notes are an integral part of the financial statements.


                         63        '99 SEMIANNUAL REPORT    FIRST AMERICAN FUNDS

STATEMENTS OF
OPERATIONS      FOR THE SIX MONTHS ENDED MARCH 31, 1999, (UNAUDITED)
                IN THOUSANDS

                                                          HEALTH SCIENCES        REAL ESTATE         TECHNOLOGY
                                                                     FUND    SECURITIES FUND               FUND
---------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
Interest                                                         $     30+          $    120+          $    170+
Dividends                                                             109              2,094                237
---------------------------------------------------------------------------------------------------------------
TOTAL INVESTMENT INCOME                                               139              2,214                407
===============================================================================================================
EXPENSES:
Investment advisory fees                                               75                222                500
Less: Waiver of investment advisory fees                              (22)               (44)               (23)
Administrator fees                                                     11                 34                 78
Transfer agent fees                                                    21                 23                 46
Amortization of organizational costs                                   --                  1                  1
Custodian fees                                                          3                  9                 21
Directors' fees                                                        --                  1                  1
Registration fees                                                       2                  5                  9
Professional fees                                                      --                  1                  2
Printing                                                                1                  2                  4
Distribution fees - class-A                                             2                  2                 12
Distribution fees - class-B                                             4                 15                 50
Other                                                                   4                  1                  2
---------------------------------------------------------------------------------------------------------------
TOTAL NET EXPENSES                                                    101                272                703
===============================================================================================================
Investment income (loss) - net                                         38              1,942               (296)
---------------------------------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAINS (LOSSES)
ON INVESTMENTS - NET:
Net realized gain (loss) on investments                               732             (2,405)            29,023
Net change in unrealized appreciation (depreciation) of
 investments                                                        1,251             (3,406)            45,331
---------------------------------------------------------------------------------------------------------------
NET GAIN (LOSS) ON INVESTMENTS                                      1,983             (5,811)            74,354
===============================================================================================================
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
 FROM OPERATIONS                                                 $  2,021           $ (3,869)          $ 74,058
===============================================================================================================

+ Includes income from securities lending program. See the Notes to the Financial Statements for additional information.


The accompanying notes are an integral part of the financial statements.


                         64        '99 SEMIANNUAL REPORT    FIRST AMERICAN FUNDS

                                                                    SECTOR FUNDS
STATEMENTS OF
CHANGES IN NET ASSETS  IN THOUSANDS

                                                                     HEALTH                REAL ESTATE                 TECHNOLOGY
                                                              SCIENCES FUND            SECURITIES FUND                       FUND
---------------------------------------------------------------------------------------------------------------------------------
                                                        10/1/98     10/1/97        10/1/98     10/1/97        10/1/98     10/1/97
                                                             to          to             to          to             to          to
                                                        3/31/99     9/30/98        3/31/99     9/30/98        3/31/99     9/30/98
---------------------------------------------------------------------------------------------------------------------------------
                                                     (unaudited)                (unaudited)                (unaudited)
OPERATIONS:
Investment income (loss) - net                        $      38   $      91      $   1,942   $   3,197      $    (296)  $    (663)
Net realized gain (loss) on investments                     732        (247)        (2,405)       (155)        29,023       6,144
Net change in unrealized appreciation (depreciation)
 of investments                                           1,251      (8,895)        (3,406)    (11,911)        45,331     (30,511)
---------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from
 operations                                               2,021      (9,051)        (3,869)     (8,869)        74,058     (25,030)
---------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Investment income - net:
  Class-A                                                   (40)         (1)           (57)       (113)(3)         --          --
  Class-B                                                    (1)         --            (79)       (150)(3)         --          --
  Class-Y                                                    --         (82)        (1,880)     (3,266)(3)         --          --
Net realized gain on investments:
  Class-A                                                  (103)       (287)            --         (52)          (394)       (492)
  Class-B                                                    (6)        (74)            --         (78)          (372)       (562)
  Class-Y                                                    (3)     (5,049)            --      (1,126)        (4,508)     (8,701)
Tax return of capital:
  Class-A                                                    --          --             --          (1)            --          --
  Class-B                                                    --          --             --          (1)            --          --
  Class-Y                                                    --          --             --         (17)            --          --
---------------------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                                        (153)     (5,493)        (2,016)     (4,804)        (5,274)     (9,755)
=================================================================================================================================
CAPITAL SHARE TRANSACTIONS(1):
Class-A:
  Proceeds from sales                                       202       2,193            119         990         44,837     129,853
  Reinvestment of distributions                               5          99             49         137            365         341
  Payments for redemptions                               (1,389)       (146)          (266)       (753)       (47,276)   (126,833)
---------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets from class-A
 transactions                                            (1,182)      2,146            (98)        374         (2,074)      3,361
---------------------------------------------------------------------------------------------------------------------------------
Class-B:
  Proceeds from sales                                       100         405            605         820          1,848       1,974
  Reinvestment of distributions                               4          74             60         205            368         551
  Payments for redemptions                                  (85)        (65)          (906)       (615)        (1,038)     (1,426)
---------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets from class-B
 transactions                                                19         414           (241)        410          1,178       1,099
---------------------------------------------------------------------------------------------------------------------------------
Class-Y
  Proceeds from sales                                       250       6,410         16,231      46,805         10,571      48,376
  Reinvestment of distributions                               8         592            256         954            968       1,656
  Payments for redemptions                               (8,247)    (12,987)       (11,482)    (17,466)       (15,635)    (66,206)
---------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets from class-Y
 transactions                                            (7,989)     (5,985)         5,005      30,293         (4,096)    (16,174)
---------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets from capital share
 transactions                                            (9,152)     (3,425)         4,666      31,077         (4,992)    (11,714)
---------------------------------------------------------------------------------------------------------------------------------
Total increase (decrease) in net assets                  (7,284)    (17,969)        (1,219)     17,404         63,792     (46,499)
NET ASSETS AT BEGINNING OF PERIOD                        24,639      42,608         63,328      45,924        116,187     162,686
=================================================================================================================================
NET ASSETS AT END OF PERIOD (2)                       $  17,355   $  24,639      $  62,109   $  63,328      $ 179,979   $ 116,187
=================================================================================================================================

(1)See note 4 in the notes to the financial statements for additional information.
(2)Includes undistributed (distributions in excess of) net investment income
   (000) of $7 and $1 for Health Sciences Fund, $(306) and $0 for Real Estate Securities Fund and accumulated net investment loss of $(297) and $(4) for Technology Fund at March 31, 1999, and September 30, 1998, respectively.
(3)Includes a distribution in excess of net investment income.


The accompanying notes are an integral part of the financial statements.


                         65        '99 SEMIANNUAL REPORT    FIRST AMERICAN FUNDS

FINANCIAL HIGHLIGHTS      FOR A SHARE OUTSTANDING, THROUGHOUT THE PERIODS
                          ENDED SEPTEMBER 30, UNLESS OTHERWISE INDICATED

                                                               REALIZED AND
                                   NET ASSET                     UNREALIZED       DIVIDENDS                      DISTRIBUTIONS
                                       VALUE            NET        GAINS OR        FROM NET      DISTRIBUTIONS            FROM
                                   BEGINNING     INVESTMENT     (LOSSES) ON      INVESTMENT               FROM       RETURN OF
                                   OF PERIOD  INCOME (LOSS)     INVESTMENTS          INCOME      CAPITAL GAINS         CAPITAL
------------------------------------------------------------------------------------------------------------------------------
HEALTH SCIENCES FUND
Class-A
  1999*(unaudited)                  $ 7.82         $ 0.01          $ 0.66          $(0.01)            $(0.04)         $   --
  1998                               12.05           0.01           (2.78)             --              (1.46)             --
  1997                                9.86          (0.01)           2.30              --              (0.10)             --
  1996(1)                            10.00           0.01           (0.14)          (0.01)                --              --
Class-B
  1999*(unaudited)                  $ 7.65         $   --          $ 0.63          $   --             $(0.04)         $   --
  1998                               11.90          (0.02)          (2.77)             --              (1.46)             --
  1997                                9.81          (0.01)           2.20              --              (0.10)             --
  1996(1)                            10.00          (0.02)          (0.16)          (0.01)                --              --
Class-Y
  1999*(unaudited)                  $ 7.84         $ 0.02          $ 0.67          $(0.02)            $(0.04)         $   --
  1998                               12.08           0.03           (2.78)          (0.03)             (1.46)             --
  1997                                9.87          (0.01)           2.33           (0.01)             (0.10)             --
  1996(1)                            10.00           0.03           (0.15)          (0.01)                --              --
------------------------------------------------------------------------------------------------------------------------------
REAL ESTATE SECURITIES FUND
Class-A
  1999*(unaudited)                  $12.17         $ 0.34          $(1.07)         $(0.35)            $   --          $   --
  1998                               14.97           0.63           (2.40)          (0.70)(B)          (0.33)             --
  1997                               11.52           0.72            3.42           (0.65)             (0.03)          (0.01)
  1996                               10.38           0.52            1.30           (0.51)                --           (0.17)
  1995(2)                            10.37             --            0.01              --                 --              --
Class-B
  1999*(unaudited)                  $12.08         $ 0.30          $(1.07)         $(0.31)            $   --          $   --
  1998                               14.86           0.52           (2.37)          (0.60)(B)          (0.33)             --
  1997                               11.46           0.63            3.38           (0.57)             (0.03)          (0.01)
  1996                               10.37           0.44            1.27           (0.45)                --           (0.17)
  1995(2)                            10.37             --              --              --                 --              --
Class-Y
  1999*(unaudited)                  $12.19         $ 0.36          $(1.07)         $(0.37)            $   --          $   --
  1998                               14.99           0.67           (2.40)          (0.74)(B)          (0.33)             --
  1997                               11.53           0.74            3.43           (0.67)             (0.03)          (0.01)
  1996                               10.37           0.57            1.29           (0.53)                --           (0.17)
  1995(3)                            10.00           0.13            0.39           (0.11)                --           (0.04)
------------------------------------------------------------------------------------------------------------------------------
TECHNOLOGY FUND
Class-A
  1999*(unaudited)                  $15.60         $(0.06)         $10.52          $   --             $(0.75)         $   --
  1998                               20.20          (0.13)          (3.26)             --              (1.21)             --
  1997                               19.25          (0.11)           3.12              --              (2.06)             --
  1996                               18.24          (0.05)           2.95              --              (1.89)             --
  1995                               11.19          (0.03)           7.31              --              (0.23)             --
  1994(4)                            10.00          (0.01)           1.20              --                 --              --
Class-B
  1999*(unaudited)                  $14.99         $(0.12)         $10.07          $   --             $(0.75)         $   --
  1998                               19.58          (0.24)          (3.14)             --              (1.21)             --
  1997                               18.85          (0.20)           2.99              --              (2.06)             --
  1996                               18.02          (0.14)           2.86              --              (1.89)             --
  1995                               11.17          (0.04)           7.12              --              (0.23)             --
  1994(5)                             9.85          (0.02)           1.34              --                 --              --
Class-Y
  1999*(unaudited)                  $15.73         $(0.03)         $10.63          $   --             $(0.75)         $   --
  1998                               20.29          (0.08)          (3.27)             --              (1.21)             --
  1997                               19.29          (0.06)           3.12              --              (2.06)             --
  1996                               18.24          (0.04)           2.98              --              (1.89)             --
  1995                               11.19          (0.03)           7.31              --              (0.23)             --
  1994(4)                            10.00          (0.01)           1.20              --                 --              --
------------------------------------------------------------------------------------------------------------------------------

+  Returns are for the period indicated and have not been annualized.
* For the six month period ended March 31. All ratios for the period have been annualized.
(A)Excluding sales charges.
(B)Includes distributions in excess of net investment income.
(1)Commenced operations on January 31, 1996. All ratios for the period have been annualized.
(2)Class-A and class-B shares have been offered since September 29, 1995. All ratios for the period have been annualized.
(3)Commenced operations on June 30, 1995. All ratios for the period have been annualized.
(4)Commenced operations April 4, 1994. All ratios for the period have been annualized.
(5)Class-B shares have been offered since August 15, 1994. All ratios for the period have been annualized.


                         66        '99 SEMIANNUAL REPORT    FIRST AMERICAN FUNDS

                                                                    SECTOR FUNDS

                                                                                      RATIO OF
                                                                 RATIO OF NET      EXPENSES TO
  NET ASSET                                          RATIO OF      INVESTMENT          AVERAGE
      VALUE                         NET ASSETS    EXPENSES TO   INCOME (LOSS)       NET ASSETS         PORTFOLIO
     END OF          TOTAL              END OF        AVERAGE      TO AVERAGE       (EXCLUDING          TURNOVER
     PERIOD     RETURN (A)        PERIOD (000)     NET ASSETS      NET ASSETS         WAIVERS)              RATE
----------------------------------------------------------------------------------------------------------------


   $ 8.44           8.54%+          $    964           1.15%           0.15%            1.35%               27%
     7.82         (25.24)              2,017           1.15            0.04             1.20                45
    12.05          23.60                 849           1.15           (0.20)            1.29                54
     9.86          (1.32)+               629           1.15            0.18             2.12                19

   $ 8.24           8.26%+          $    712           1.90%          (0.60)%           2.10%               27%
     7.65         (25.80)                645           1.90           (0.73)            1.95                45
    11.90          22.69                 516           1.90           (0.94)            2.04                54
     9.81          (1.86)+               281           1.90           (0.61)            2.87                19

   $ 8.47           8.79%+          $ 15,679           0.90%           0.40%            1.10%               27%
     7.84         (25.10)             21,977           0.90            0.27             0.95                45
    12.08          23.89              41,243           0.90            0.06             1.04                54
     9.87          (1.20)+            12,485           0.90            0.43             1.87                19
----------------------------------------------------------------------------------------------------------------


   $11.09          (5.96)%+         $  1,753           1.05%           5.88%            1.19%                9%
    12.17         (12.42)              2,027           1.05            4.71             1.18                36
    14.97          36.77               2,105           1.05            4.46             1.30                14
    11.52          18.17                 226           1.05            4.36             1.76                 8
    10.38           0.00+                  1           1.05            0.00             2.59                 0

   $11.00          (6.38)%+         $  2,533           1.80%           5.07%            1.94%                9%
    12.08         (13.04)              3,026           1.80            3.98             1.93                36
    14.86          35.77               3,318           1.80            3.61             2.00                14
    11.46          17.00                 263           1.80            4.29             2.51                 8
    10.37           0.00+                  1           1.80            0.00             3.34                 0

   $11.11          (5.83)%+         $ 57,823           0.80%           6.20%            0.94%                9%
    12.19         (12.18)             58,275           0.80            5.06             0.93                36
    14.99          37.07              40,501           0.80            4.57             1.05                14
    11.53          18.53              17,895           0.80            5.13             1.51                 8
    10.37           5.19+              5,756           0.80            6.01             2.34                 0
----------------------------------------------------------------------------------------------------------------


   $25.31          69.16%+          $ 10,517           1.15%          (0.59)%           1.18%               76%
    15.60         (16.69)              7,703           1.15           (0.60)            1.15               124
    20.20          17.71               5,564           1.15           (0.59)            1.17               150
    19.25          18.60               4,799           1.15           (0.85)            1.26               119
    18.24          66.22               1,464           1.13           (0.61)            1.55                74
    11.19          11.90+                 61           0.80           (0.21)            3.37                43

   $24.19          68.56%+          $ 13,470           1.90%          (1.32)%           1.93%               76%
    14.99         (17.21)              7,499           1.90           (1.38)            1.90               124
    19.58          16.82               8,463           1.90           (1.41)            1.92               150
    18.85          17.75               4,881           1.90           (1.60)            2.01               119
    18.02          64.52               2,031           1.88           (1.41)            2.30                74
    11.17          13.40+                  2           1.80           (1.44)            4.12                43

   $25.58          69.49%+          $155,992           0.90%          (0.33)%           0.93%               76%
    15.73         (16.41)            100,985           0.90           (0.38)            0.90               124
    20.29          17.95             148,659           0.90           (0.41)            0.92               150
    19.29          18.85              64,602           0.90           (0.60)            1.01               119
    18.24          66.22              29,272           0.88           (0.35)            1.30                74
    11.19          11.90+              6,491           0.80           (0.21)            3.12                43
----------------------------------------------------------------------------------------------------------------


                         67        '99 SEMIANNUAL REPORT    FIRST AMERICAN FUNDS

NOTES TO
FINANCIAL STATEMENTS      MARCH 31, 1999 (UNAUDITED)

1     ORGANIZATION

The First American Balanced Fund, Equity Income Fund, Equity Index Fund, Large Cap Value Fund (formerly Stock Fund), Large Cap Growth Fund, Mid Cap Growth Fund, Mid Cap Value Fund, Regional Equity Fund, Small Cap Value Fund, Small Cap Growth Fund, Micro Cap Value Fund, Emerging Markets Fund, International Fund, International Index Fund, Health Sciences Fund, Real Estate Securities Fund, and Technology Fund (each "Fund" collectively, the "Funds") are mutual funds offered by First American Investment Funds, Inc. (FAIF). Other funds that are offered by FAIF but are not included in this report are First American Adjustable Rate Mortgage Securities Fund, Limited Term Income Fund, Intermediate Term Income Fund, Intermediate Government Bond Fund, Fixed Income Fund, Strategic Income Fund, California Intermediate Tax Free Fund, Colorado Intermediate Tax Free Fund, Intermediate Tax Free Fund, Minnesota Intermediate Tax Free Fund, Minnesota Tax Free Fund, Tax Free Fund, and Oregon Intermediate Tax Free Fund. FAIF is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. FAIF's articles of incorporation permit the Board of Directors to create additional funds in the future.

FAIF offers class-A, class-B, class-C and class-Y shares. Class-A shares are sold with a front-end sales charge. Class-B shares may be subject to a contingent deferred sales charge for six years and automatically convert to class-A shares after eight years. Class-C shares are sold with a front end sales charge and may be subject to a contingent deferred sales charge for 18 months. Class-Y shares have no sales charge and are offered only to qualifying institutional investors.

The Funds' prospectuses provide a description of each Fund's investment objectives, policies and strategies. All classes of shares have identical voting, dividend, liquidation and other rights, and the same terms and conditions, except that the level of distribution fees charged may differ among classes.


2     SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The significant accounting policies followed by the Funds are as follows:

SECURITY VALUATION - Security valuations for FAIF Fund investments are furnished by independent pricing services that have been approved by the Board of Directors. Investments in equity securities that are traded on a national securities exchange (or reported on the NASDAQ national market system) are stated at the last quoted sales price if readily available for such securities on each business day. Other equity securities traded in the over-the-counter market and listed equity securities for which no sale was reported on that date are stated at the last quoted bid price. Debt obligations exceeding sixty days to maturity are valued by an independent pricing service. The pricing service may employ methodologies that utilize actual market transactions, broker-dealer supplied valuations, or other electronic data processing techniques. These techniques generally consider such factors as yields or prices of bonds of comparable quality, type of issue, coupon, maturity, ratings and general market conditions. Securities for which prices are not available from an independent pricing service but where an active market exists are valued using market quotations obtained from one or more dealers that make markets in the securities or from a widely-used quotation system. When market quotations are not readily available, securities are valued at fair value as determined in good faith by procedures established and approved by the Board of Directors. Debt obligations with sixty days or less remaining until maturity may be valued at their amortized cost. Foreign


                         68        '99 SEMIANNUAL REPORT    FIRST AMERICAN FUNDS
securities are valued at the closing prices on the principal exchange on which they trade. The prices for foreign securities are reported in local currency and converted to U.S. dollars using currency exchange rates. Exchange rates are provided daily by recognized independent pricing agents.

SECURITY TRANSACTIONS AND INVESTMENT INCOME - The Funds record security transactions on the trade date of the security purchase or sale. Dividend income is recorded on the ex-dividend date. Interest income, including amortization of bond premium and discount is recorded on the accrual basis. Security gains and losses are determined on the basis of identified cost, which is the same basis used for federal income tax purposes.

DISTRIBUTIONS TO SHAREHOLDERS - Balanced Fund, Equity Income Fund, Equity Index Fund, Large Cap Value Fund, Large Cap Growth Fund, Mid Cap Growth Fund and Mid Cap Value Fund declare and pay income dividends monthly. Real Estate Securities Fund, Regional Equity Fund, Small Cap Value Fund, Small Cap Growth Fund, Micro Cap Value Fund, International Index Fund, Health Sciences Fund and Technology Fund declare and pay income dividends quarterly.

A portion of the quarterly distributions of the Real Estate Securities Fund may be a return of capital. Emerging Markets Fund and International Fund declare and pay dividends annually. Any net realized capital gains on sales of a fund's securities are distributed to shareholders at least annually.

FEDERAL TAXES - It is each Fund's intention to continue to qualify as a regulated investment company and to distribute all of its taxable income. Accordingly, no provision for federal income taxes is required. For federal income tax purposes, required distributions related to realized gains from security transactions are computed as of October 31st.

The amounts of distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from those amounts determined under generally accepted accounting principles. These book/tax differences are either temporary or permanent in nature. The differences are primarily due to wash sales, foreign currency gains and losses, and for international funds the "mark-to-market" of certain forward foreign currency contracts and Passive Foreign Investment Companies (PFICs) for tax purposes. The character of distributions made during the year from net investment income or net realized gains, and the timing of distributions where the fiscal year in which the amounts are distributed may differ from the year that the income or realized gains (losses) were recorded by the fund. To the extent these differences are permanent, adjustments are made to the appropriate equity accounts in the period that the difference arises.

As of March 31, 1999, the Emerging Markets Fund, International Fund and International Index Fund reclassified ($44,000), $4,621,000, and ($2,000) from accumulated net realized foreign exchange gain/(loss), respectively, to undistributed net investment income. The reclassifications are estimates based on realized foreign exchange losses for the period October 1, 1998, through March 31, 1999. Reclassifications for federal income tax purposes will be finalized as of September 30, 1999. The reclassifications had no effect on net assets or net asset values per share.


                         69        '99 SEMIANNUAL REPORT    FIRST AMERICAN FUNDS

NOTES TO
FINANCIAL STATEMENTS      MARCH 31, 1999 (UNAUDITED)

FUTURES TRANSACTIONS - In order to gain exposure to or protect against changes in the market, certain Funds may enter into S&P Stock Index futures contracts and other stock futures contracts.

Upon entering into a futures contract, the Fund is required to deposit cash or pledge U.S. government securities in an amount equal to five percent of the purchase price indicated in the futures contract (initial margin). Subsequent payments, which are dependent on the daily fluctuations in the value of the underlying security or securities, are made or received by the Fund each day (daily variation margin) and are recorded as unrealized gains or losses until the contract is closed. When the contract is closed, the fund records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the fund's basis in the contract.

FOREIGN CURRENCY TRANSLATION - The books and records of the Emerging Markets Fund, International Index Fund and International Fund are maintained in U.S. dollars on the following bases:

   o market value of investment securities, assets and liabilities at the current rate of exchange; and

   o purchases and sales of investment securities, income and expenses at the relevant rates of exchange prevailing on the respective dates of such transactions.

The Emerging Markets Fund, International Index Fund and International Fund do not isolate the portion of gains and losses on investments in equity securities that is due to changes in the foreign exchange rates from that which is due to changes in market prices of equity securities.

The Emerging Markets Fund, International Index Fund and International Fund report certain foreign currency-related transactions as components of realized gains for financial reporting purposes, whereas such components are treated as ordinary income for federal income tax purposes.

FORWARD FOREIGN CURRENCY CONTRACTS - The Emerging Markets Fund, International Fund and International Index Fund may enter into forward foreign currency contracts as hedges against either specific transactions or fund positions. The aggregate principal amount of the contracts are not recorded because the Emerging Markets Fund, International Fund and International Index Fund intend to settle the contracts prior to delivery. All commitments are "marked-to-market" daily at the applicable foreign exchange rate, and any resulting unrealized gains or losses are recorded currently. The Emerging Markets Fund, International Index Fund and International Fund realize gains or losses at the time the forward contracts are extinguished. Unrealized gains or losses on outstanding positions in forward foreign currency contracts held at the close of the period are recognized as ordinary income or loss for federal income tax purposes.

EXPENSES - Expenses that are directly related to one of the Funds are charged directly to that Fund. Other operating expenses are allocated to the Funds on the basis of relative net assets. Class specific expenses, such as the 12b-1 fees, are borne by that class. Income, other expenses and realized and unrealized gains and losses of a Fund are allocated to the respective class on the basis of the relative net assets each day.

OPTIONS TRANSACTIONS - In order to hedge against market risks certain Funds may write covered call options and purchase put options on stock indices and on securities in which the funds invest. Options are valued daily based upon the last sales price on the


                         70        '99 SEMIANNUAL REPORT    FIRST AMERICAN FUNDS
principal exchange on which the option is traded, and the fund records the unrealized gain or loss. A fund will realize a gain or loss upon the expiration or closing of the options contract.

SECURITIES LENDING - Each Fund may lend up to one-third of the value of its total assets to broker-dealers, banks or other institutional borrowers of securities in order to earn additional income. Each Fund's policy is to maintain collateral in the form of cash, United States Government securities or other high grade debt obligations equal to at least 100% of the value of securities loaned. The collateral is then "marked-to-market" daily until the securities are returned.

USE OF ESTIMATES IN PREPARATION OF FINANCIAL STATEMENTS - The preparation of financial statements, in conformity with generally accepted accounting principles, requires management to make estimates and assumptions that affect the reported amount of net assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported results of operations during the reporting period. Actual results could differ from those estimates.

3     FEES AND EXPENSES

ADVISOR FEES - Pursuant to an investment advisory agreement (the Agreement), U.S. Bank National Association (the Advisor) manages each Fund's assets and furnishes related office facilities, equipment, research and personnel. The Agreement requires each Fund to pay the Advisor a monthly fee based upon average daily net assets. The fee for each Fund, other than the International Fund and Emerging Markets Fund, is equal to an annual rate of .70% of the average daily net assets. The fee for the International Fund and Emerging Markets Fund is equal to an annual rate of 1.25% of average daily net assets.

Funds may invest in First American Funds, Inc. (FAF), subject to certain limitations. The terms of such transactions are identical to those of non-related entities except that, to avoid duplicative investment advisory fees, the Advisor reimburses each FAIF fund an amount equal to the investment advisory fee earned by FAF related to such investments.

SUB-ADVISOR FEES - Marvin & Palmer Associates, Inc., serves as Sub-Advisor to the International Fund and Emerging Markets Fund pursuant to a Sub-Advisory Agreement with the Advisor. For International Fund, Marvin & Palmer is paid a monthly fee by the Advisor calculated on an annual basis equal to 0.75% of the first $100 million of International Fund's average daily net assets, 0.50% of International Fund's average daily net assets in excess of $100 million up to $300 million, 0.45% of International Fund's average daily net assets in excess of $300 million up to $500 million and 0.40% of International Fund's average daily net assets in excess of $500 million. For Emerging Markets Fund, Marvin & Palmer is paid a monthly fee by the Advisor calculated on an annual basis equal to 0.85% of the first $100 million of Emerging Markets Fund's average daily net assets, 0.60% of Emerging Markets Fund's average daily net assets in excess of $100 million up to $300 million, 0.55% of Emerging Markets Fund's average daily net assets in excess of $300 million up to $500 million, and 0.50% of Emerging Markets Fund's average daily net assets in excess of $500 million.

ADMINISTRATION FEES - SEI Investments Management Corporation (SIMC) provides administrative services, including certain accounting, legal and shareholder services, for a monthly administrator fee calculated at an annual rate equal to
 .12% of each Fund's


                         71        '99 SEMIANNUAL REPORT    FIRST AMERICAN FUNDS

NOTES TO
FINANCIAL STATEMENTS      MARCH 31, 1999 (UNAUDITED)

average daily net assets with a minimum annual fee of $50,000 per fund. To the extent that the aggregate net assets of the First American Family of Funds exceed $8 billion, each fund's fee is reduced to .105% for their relative shares of the excess net assets. The Mid Cap Growth and Emerging Markets Fund are eligible for the $50,000 minimum.

SUB-ADMINISTRATION FEES - U.S. Bank National Association assists the Administrator and provides sub-administration services for the Funds. For these services, the Administrator compensates the sub-administrator monthly at an annual rate of up to 0.05% of each Fund's average daily net assets. Under the agreement SIMC paid U.S. Bank National Association $896,000 in aggregate for the six months ended March 31, 1999, for the Funds included in this semiannual report. The fees for each Fund for the period were approximately .025% of average daily net assets.

CUSTODIAN FEES - Through a separate contractual agreement, U.S. Bank National Association serves as the Funds' custodian. The fee for each fund, other than Emerging Markets, International Fund and International Index Fund, is equal to an annual rate of .03% of average daily net assets. The fee for Emerging Markets, International Fund, and International Index Fund is equal to an annual rate of .10% of average daily net assets. All fees are computed daily and paid monthly.

DISTRIBUTION FEES - SEI Investments Distribution Co. (SIDCO) serves as distributor of the Funds. Under the respective distribution plan, each of the Funds pay SIDCO a monthly distribution fee equal to an annual rate of .25% of each Fund's average daily net assets of the class-A shares and 1.00% of the class-B shares and 1.00% class-C shares, which may be used by SIDCO to provide compensation for sales support and distribution activities. No distribution fees are paid by class-Y shares. Under the agreement, SIDCO paid affiliates of U.S. Bank National Association and its affiliates the following amounts for the six months ended March 31, 1999:

                   --------------------------------------------
                   U.S. Bank National Association      $642,454
                   U.S. Bancorp Piper Jaffray           494,092
                   Var & Co.                             27,062
                   --------------------------------------------

TRANSFER AGENT FEES - DST Systems, Inc. provides transfer agency services for the Funds. Effective October 1, 1998, FAIF has appointed U.S. Bank as servicing agent to perform certain transfer agent and dividend disbursing agent services with respect to the class-A shares of the Funds held through accounts at U.S. Bank and its affiliates.


                         72        '99 SEMIANNUAL REPORT    FIRST AMERICAN FUNDS

For the six months ended March 31, 1999, fees paid to U.S. Bank under this agreement were as follows (000):

                    -----------------------------------------
                      Balanced Fund                    $ 15
                      Equity Income Fund                 --
                      Equity Index Fund                   5
                      Large Cap Growth Fund              72
                      Large Cap Value Fund               64
                      Mid Cap Growth Fund               130
                      Mid Cap Value Fund                 --
                      Micro Cap Value Fund               --
                      Regional Equity Fund               --
                      Small Cap Growth Fund              29
                      Small Cap Value Fund                2
                      Emerging Markets Fund              15
                      International Fund                 42
                      International Index Fund           --
                      Health Sciences Fund               --
                      Real Estate Securities Fund        --
                      Technology Fund                    --
                    -----------------------------------------

OTHER FEES - In addition to the investment advisory and management fees, custodian fees, distribution fees, administrator and transfer agent fees, each Fund is responsible for paying most other operating expenses including organization costs, fees and expenses of outside directors, registration fees, printing shareholder reports, legal, auditing, insurance and other miscellaneous expenses.

For the six months ended March 31, 1999, legal fees and expenses were paid to a law firm of which the Secretary of the Funds is a partner.

SALES CHARGES - A Contingent Deferred Sales Charge (CDSC) is imposed on redemptions made in the class-B shares. The CDSC varies depending on the number of years from time of payment for the purchase of class-B shares until the redemption of such shares.

                                  CONTINGENT DEFERRED SALES CHARGE
                                         AS A PERCENTAGE OF DOLLAR
              YEAR SINCE PURCHASE         AMOUNT SUBJECT TO CHARGE
              ----------------------------------------------------
                First                            5.00%
                Second                           5.00%
                Third                            4.00%
                Fourth                           3.00%
                Fifth                            2.00%
                Sixth                            1.00%
                Seventh                          0.00%
                Eighth                           0.00%
              ----------------------------------------------------

A CDSC of 1.00% is imposed on redemptions made in class-C shares for the first eighteen months.

The CDSC for class-B shares and class-C shares is imposed on the value of the purchased shares, or the value at the time of redemption, whichever is less.

For the six months ended March 31, 1999, sales charges retained by SIDCO for distributing the First American Family of Funds' shares were approximately $58,000.


                         73        '99 SEMIANNUAL REPORT    FIRST AMERICAN FUNDS

NOTES TO
FINANCIAL STATEMENTS      MARCH 31, 1999 (UNAUDITED)

4     CAPITAL SHARE TRANSACTIONS

Capital share transactions for the funds were as follows (000):

                                                                     BALANCED                  EQUITY                  EQUITY
                                                                         FUND             INCOME FUND              INDEX FUND
-----------------------------------------------------------------------------------------------------------------------------
                                                          10/1/98     10/1/97     10/1/98     10/1/97     10/1/98     10/1/97
                                                               to          to          to          to          to          to
                                                          3/31/99     9/30/98     3/31/99     9/30/98     3/31/99     9/30/98
-----------------------------------------------------------------------------------------------------------------------------
Class-A:
 Shares issued                                                665       1,223         298       1,181       1,637       4,002
 Shares issued in connection with acquisition of
  Qualivest Fund (Asset Allocation for Balanced)               --         166          --          --          --         296
 Shares issued in connection with acquisition of
  Piper Fund                                                   --       3,018          --          --          --          --
 Shares issued in lieu of cash distributions                  704         267          39          36          58          81
 Shares redeemed                                           (1,326)     (1,172)       (127)       (979)       (418)     (2,916)
-----------------------------------------------------------------------------------------------------------------------------
TOTAL CLASS-A TRANSACTIONS                                     43       3,502         210         238       1,277       1,463
=============================================================================================================================
Class-B:
 Shares issued                                                269       1,233         119         169       1,011       1,068
 Shares issued in connection with acquisition of
  Qualivest Fund                                               --         360          --          32          --          --
 Shares issued in lieu of cash distributions                  536         313          35          --          46         104
 Shares redeemed                                             (428)       (492)        (57)        (77)       (153)       (167)
-----------------------------------------------------------------------------------------------------------------------------
TOTAL CLASS-B TRANSACTIONS                                    377       1,414          97         124         904       1,005
=============================================================================================================================
Class-C:
 Shares issued                                                 14          --          15          --         163          --
 Shares issued in lieu of cash distributions                   --          --          --          --          --          --
 Shares redeemed                                               --          --          --          --          --          --
-----------------------------------------------------------------------------------------------------------------------------
TOTAL CLASS-C TRANSACTIONS                                     14          --          15          --         163          --
=============================================================================================================================
Class-Y:
 Shares issued                                              3,948       8,578       2,244       2,946      11,052      13,918
 Shares issued in connection with acquisition of
  Qualivest Fund (Asset Allocation for Balanced Fund)          --       6,642          --          --          --      17,735
 Shares issued in lieu of cash distributions                4,090       3,127         178         228       1,126       2,375
 Shares redeemed                                          (10,036)    (12,936)     (2,576)     (3,892)     (8,504)    (12,513)
-----------------------------------------------------------------------------------------------------------------------------
TOTAL CLASS-Y TRANSACTIONS                                 (1,998)      5,411        (154)       (718)      3,674      21,515
=============================================================================================================================
NET INCREASE (DECREASE) IN CAPITAL SHARES                  (1,564)     10,327         168        (356)      6,018      23,983
=============================================================================================================================

                                                                    LARGE CAP               LARGE CAP                 MID CAP
                                                                  GROWTH FUND              VALUE FUND             GROWTH FUND
-----------------------------------------------------------------------------------------------------------------------------
                                                          10/1/98     10/1/97     10/1/98     10/1/97     10/1/98     10/1/97
                                                               to          to          to          to          to          to
                                                          3/31/99     9/30/98     3/31/99     9/30/98     3/31/99     9/30/98
-----------------------------------------------------------------------------------------------------------------------------

Class-A:
 Shares issued                                              1,655       2,551         801       1,492         511       1,675
 Shares issued in connection with acquisition of
  Qualivest Fund                                               --          --          --         376          --          --
 Shares issued in connection with acquisition of
  Piper Fund                                                   --       9,268          --       4,904          --          --
 Shares issued in lieu of cash distributions                  945          52       1,115         312       3,066       2,165
 Shares redeemed                                           (3,058)     (3,877)     (1,530)     (1,222)     (3,959)     (5,863)
-----------------------------------------------------------------------------------------------------------------------------
TOTAL CLASS-A TRANSACTIONS                                   (458)      7,994         386       5,862        (382)     (2,023)
=============================================================================================================================
Class-B:
 Shares issued -- FAIF                                        149         199         107         637          17           1
 Shares issued -- Piper                                        --          --          --          --          --          45
 Shares issued in lieu of cash distributions -- FAIF           82          49         425         318          --          --
 Shares issued in lieu of cash distributions -- Piper          --          --          --          --          --          10
 Shares redeemed -- FAIF                                      (55)        (95)       (284)       (294)         --          --
 Shares redeemed -- Piper                                      --          --          --          --          --        (122)
-----------------------------------------------------------------------------------------------------------------------------
TOTAL CLASS-B TRANSACTIONS                                    176         153         248         661          17         (66)
=============================================================================================================================
Class-C:
 Shares issued                                                  2          --           5          --           4          --
 Shares issued in lieu of cash distributions                   --          --          --          --          --          --
 Shares redeemed                                               --          --          --          --          --          --
-----------------------------------------------------------------------------------------------------------------------------
TOTAL CLASS-C TRANSACTIONS                                      2          --           5          --           4          --
=============================================================================================================================
Class-Y:
 Shares issued                                              5,443      10,313       7,864      15,252      13,572       7,967
 Shares issued in connection with acquisition of
  Common Trust Fund Assets                                     --          --          --      10,794          --          --
 Shares issued in connection with acquisition of
  Qualivest Fund                                               --          --          --       6,653          --          --
 Shares issued in connection with acquisition of
  Piper Fund                                                   --          --          --         595          --          --
 Shares issued in lieu of cash distributions                1,339         740       5,354       4,041       1,200         501
 Shares redeemed                                           (5,376)     (7,929)     (8,776)    (19,513)     (5,519)     (6,171)
-----------------------------------------------------------------------------------------------------------------------------
TOTAL CLASS-Y TRANSACTIONS                                  1,406       3,124       4,442      17,822       9,253       2,297
=============================================================================================================================
NET INCREASE IN CAPITAL SHARES                              1,126      11,271       5,081      24,345       8,892         208
=============================================================================================================================

                         74        '99 SEMIANNUAL REPORT    FIRST AMERICAN FUNDS

                                                               MID CAP                   MICRO CAP                    REGIONAL
                                                            VALUE FUND                  VALUE FUND                 EQUITY FUND
------------------------------------------------------------------------------------------------------------------------------
                                                 10/1/98       10/1/97       10/1/98       10/1/97       10/1/98       10/1/97
                                                      to            to            to            to            to            to
                                                 3/31/99       9/30/98       3/31/99       9/30/98       3/31/99       9/30/98
------------------------------------------------------------------------------------------------------------------------------
Class-A:
 Shares issued                                       472         2,920            80           595            40           509
 Shares issued in lieu of cash distributions         475           207            25             1            98            64
 Shares redeemed                                  (1,013)       (2,636)          (44)         (460)         (359)         (661)
------------------------------------------------------------------------------------------------------------------------------
TOTAL CLASS-A TRANSACTIONS                           (66)          491            61           136          (221)          (88)
==============================================================================================================================
Class-B:
 Shares issued                                        50           621             3            21            20           258
 Shares issued in lieu of cash distributions         493           233             7             1           123            83
 Shares redeemed                                    (699)         (271)           (6)           (1)         (399)         (274)
------------------------------------------------------------------------------------------------------------------------------
TOTAL CLASS-B TRANSACTIONS                          (156)          583             4            21          (256)           67
==============================================================================================================================
Class-C:
 Shares issued                                         2            --            --            --            --            --
 Shares issued in lieu of cash distributions          --            --            --            --            --            --
 Shares redeemed                                      --            --            --            --            --            --
------------------------------------------------------------------------------------------------------------------------------
TOTAL CLASS-C TRANSACTIONS                             2            --            --            --            --            --
==============================================================================================================================
Class-Y:
 Shares issued                                     9,220        12,176         1,058         1,372           930         4,280
 Shares issued in lieu of cash distributions       4,076         2,368           591           661           681           481
 Shares redeemed                                 (13,903)       (7,809)       (7,540)       (6,377)       (4,389)       (6,472)
------------------------------------------------------------------------------------------------------------------------------
TOTAL CLASS-Y TRANSACTIONS                          (607)        6,735        (5,891)       (4,344)       (2,778)       (1,711)
==============================================================================================================================
NET INCREASE (DECREASE) IN CAPITAL SHARES           (827)        7,809        (5,826)       (4,187)       (3,255)       (1,732)
==============================================================================================================================

                                                                   SMALL CAP                        SMALL CAP              EMERGING
                                                                 GROWTH FUND                       VALUE FUND          MARKETS FUND
-----------------------------------------------------------------------------------------------------------------------------------
                                                          10/1/98    10/1/97    10/1/98    12/1/97     8/1/97    10/1/98    10/1/97
                                                               to         to         to         to         to         to         to
                                                          3/31/99    9/30/98    3/31/99    9/30/98   11/30/97    3/31/99    9/30/98
-----------------------------------------------------------------------------------------------------------------------------------
Class-A:
 Shares issued                                              3,651      1,883        162      2,286      1,021         27         83
 Shares issued in connection with acquisition of
  Piper Fund                                                   --        409         --         --         --         --         --
 Shares issued in lieu of cash distributions                    4        351         77         83         --         --          4
 Shares redeemed                                           (3,909)    (2,314)      (292)    (2,426)    (1,225)      (218)      (678)
-----------------------------------------------------------------------------------------------------------------------------------
TOTAL CLASS-A TRANSACTIONS                                   (254)       329        (53)       (57)      (204)      (191)      (591)
===================================================================================================================================
Class-B:
 Shares issued -- FAIF                                         38          5         31         49         --         --         --
 Shares issued -- Piper                                        --         65         --         --         --         --          3
 Shares issued in connection with acquisition of
  Piper Fund                                                   --         95         --         --         --         --         --
 Shares issued in lieu of cash distributions -- Piper          --          1          4         --         --         --         --
 Shares redeemed -- FAIF                                      (13)        (4)       (13)        (3)        --         --         --
 Shares redeemed -- Piper                                      --       (116)        --         --         --         --        (32)
-----------------------------------------------------------------------------------------------------------------------------------
TOTAL CLASS-B TRANSACTIONS                                     25         46         22         46         --         --        (29)
===================================================================================================================================
Class-C:
 Shares issued                                                  4         --          3         --         --         --         --
 Shares issued in lieu of cash distributions                   --         --         --         --         --         --         --
 Shares redeemed                                               --         --         --         --         --         --         --
-----------------------------------------------------------------------------------------------------------------------------------
TOTAL CLASS-C TRANSACTIONS                                      4         --          3         --         --         --         --
===================================================================================================================================
Class-Y:
 Shares issued                                              5,638        610      6,727     12,604      6,328      4,501      1,331
 Shares issued in connection with acquisition of
  Piper Fund                                                   --     10,283         --         --         --         --         --
 Shares issued in lieu of cash distributions                    4         --      2,013      2,024          4         --         --
 Shares redeemed                                           (1,547)    (1,388)    (9,975)   (12,922)    (6,230)      (195)        (5)
-----------------------------------------------------------------------------------------------------------------------------------
TOTAL CLASS-Y TRANSACTIONS                                  4,095      9,505     (1,235)     1,706        102      4,306      1,326
===================================================================================================================================
NET INCREASE (DECREASE) IN CAPITAL SHARES                   3,870      9,880     (1,263)     1,695       (102)     4,115        706
===================================================================================================================================


                         75        '99 SEMIANNUAL REPORT    FIRST AMERICAN FUNDS

NOTES TO
Financial Statements  MARCH 31, 1999 (UNAUDITED)


                                                                   INTERNATIONAL                 INTERNATIONAL              HEALTH
                                                                            FUND                    INDEX FUND       SCIENCES FUND
----------------------------------------------------------------------------------------------------------------------------------
                                                               10/1/98   10/1/97   10/1/98   12/1/97    8/1/97   10/1/98   10/1/97
                                                                    to        to        to        to        to        to        to
                                                               3/31/99   9/30/98   3/31/99   9/30/98  11/30/97   3/31/99   9/30/98
----------------------------------------------------------------------------------------------------------------------------------
Class-A:
 Shares issued                                                   3,599    16,428       189        88         4        23       193
 Shares issued in connection with acquisition of Piper Fund         --     3,127        --        --        --        --        --
 Shares issued in lieu of cash distributions                       207        13        13         2        --         1        10
 Shares redeemed                                                (3,911)  (16,973)     (203)      (30)      (18)     (168)      (15)
----------------------------------------------------------------------------------------------------------------------------------
TOTAL CLASS-A TRANSACTIONS                                        (105)    2,595        (1)       60       (14)     (144)      188
==================================================================================================================================
Class-B:
 Shares issued                                                      34        85        28        13        --        12        40
 Shares issued in lieu of cash distributions                        13        10         1        --        --        --         8
 Shares redeemed                                                   (29)      (28)       (1)       (2)       --       (10)       (7)
----------------------------------------------------------------------------------------------------------------------------------
TOTAL CLASS-B TRANSACTIONS                                          18        67        28        11        --         2        41
==================================================================================================================================
Class-C:
 Shares issued                                                      16        --        --        --        --        --        --
 Shares issued in lieu of cash distributions                        --        --        --        --        --        --        --
 Shares redeemed                                                    --        --        --        --        --        --        --
----------------------------------------------------------------------------------------------------------------------------------
TOTAL CLASS-C TRANSACTIONS                                          16        --        --        --        --        --        --
==================================================================================================================================
Class-Y:
 Shares issued                                                   7,073    18,643       455     2,283     3,022        29       600
 Shares issued in connection with acquisition of Piper Fund         --       248        --        --        --        --        --
 Shares issued in lieu of cash distributions                       939       680       613       184        28         1        61
 Shares redeemed                                                (5,892)   (7,532)     (534)   (6,842)   (5,882)     (982)   (1,273)
----------------------------------------------------------------------------------------------------------------------------------
TOTAL CLASS-Y TRANSACTIONS                                       2,120    12,039       534    (4,375)   (2,832)     (952)     (612)
==================================================================================================================================
NET INCREASE (DECREASE) IN CAPITAL SHARES                        2,049    14,701       561    (4,304)   (2,846)   (1,094)     (383)
==================================================================================================================================

                                                         REAL ESTATE                  TECHNOLOGY
                                                     SECURITIES FUND                        FUND
------------------------------------------------------------------------------------------------
                                               10/1/98       10/1/97       10/1/98       10/1/97
                                                    to            to            to            to
                                               3/31/99       9/30/98       3/31/99       9/30/98
------------------------------------------------------------------------------------------------
Class-A:
 Shares issued                                      10            71         2,521         7,345
 Shares issued in lieu of cash distributions         4            10            20            22
 Shares redeemed                                   (23)          (55)       (2,619)       (7,148)
------------------------------------------------------------------------------------------------
TOTAL CLASS-A TRANSACTIONS                          (9)           26           (78)          219
================================================================================================
Class-B:
 Shares issued                                      53            59            89           114
 Shares issued in lieu of cash distributions         5            15            22            37
 Shares redeemed                                   (79)          (46)          (54)          (83)
------------------------------------------------------------------------------------------------
TOTAL CLASS-B TRANSACTIONS                         (21)           28            57            68
================================================================================================
Class-Y:
 Shares issued                                   1,395         3,327           473         2,692
 Shares issued in lieu of cash distributions        23            69            54           107
 Shares redeemed                                  (992)       (1,318)         (847)       (3,708)
------------------------------------------------------------------------------------------------
TOTAL CLASS-Y TRANSACTIONS                         426         2,078          (320)         (909)
================================================================================================
NET INCREASE (DECREASE) IN CAPITAL SHARES          396         2,132          (341)         (622)
================================================================================================


                         76        '99 SEMIANNUAL REPORT    FIRST AMERICAN FUNDS

5     INVESTMENT SECURITY TRANSACTIONS

During the six months ended March 31, 1999, purchases of securities and proceeds from sales of securities, other than temporary investments in short-term securities, were as follows (000):

                                   U.S. GOVERNMENT          OTHER INVESTMENT
                                        SECURITIES                SECURITIES
--------------------------------------------------------------------------------
                              PURCHASES        SALES     PURCHASES         SALES
                              --------------------------------------------------
Balanced Fund                   $75,100      $76,455      $139,036      $207,872
Equity Income Fund                   --           --        63,538        90,816
Equity Index Fund                    --           --       145,445        15,643
Large Cap Growth Fund                --           --       271,538       348,395
Large Cap Value Fund                 --           --       516,081       663,003
Mid Cap Growth Fund                  --           --       152,959       102,532
Mid Cap Value Fund                   --           --       231,497       365,444
Micro Cap Value Fund                 --           --         8,398        78,360
Regional Equity Fund                 --           --        17,492        87,193
Small Cap Growth Fund                --           --       125,906        74,467
Small Cap Value Fund                 --           --        75,862       129,739
Emerging Markets Fund                --           --        38,786        15,450
International Fund                   --           --       336,029       339,819
International Index Fund             --           --           380         4,063
Health Sciences Fund                 --           --         5,582        12,377
Real Estate Securities Fund          --           --        11,321         5,673
Technology Fund                      --           --       107,341       122,726
--------------------------------------------------------------------------------

At March 31, 1999, the total cost of securities for federal income tax purposes was not materially different from amounts reported for financial reporting purposes. The aggregate gross unrealized appreciation and depreciation for securities held by the Funds at March 31, 1999, is as follows (000):

                            AGGREGATE GROSS     AGGREGATE GROSS
                               APPRECIATION        DEPRECIATION             NET
--------------------------------------------------------------------------------
Balanced Fund                      $ 58,209          $ (11,417)       $  46,792
Equity Income Fund                  152,271             (7,942)         144,329
Equity Index Fund                   650,577            (38,118)         612,459
Large Cap Growth Fund               418,021            (13,781)         404,240
Large Cap Value Fund                296,698            (50,806)         245,892
Mid Cap Growth Fund                 112,516            (12,118)         100,398
Mid Cap Value Fund                   29,036            (73,426)         (44,390)
Micro Cap Value Fund                 14,609            (17,881)          (3,272)
Regional Equity Fund                 53,410            (24,875)          28,535
Small Cap Growth Fund                40,801            (19,699)          21,102
Small Cap Value Fund                 71,943            (53,716)          18,227
Emerging Markets Fund                 2,486             (1,729)             757
International Fund                   70,066             (5,368)          64,698
International Index Fund             39,809            (15,379)          24,430
Health Sciences Fund                  3,186             (1,786)           1,400
Real Estate Securities Fund           2,101             (8,207)          (6,106)
Technology Fund                      60,302             (2,402)          57,900
--------------------------------------------------------------------------------


                         77        '99 SEMIANNUAL REPORT    FIRST AMERICAN FUNDS

NOTES TO
FINANCIAL STATEMENTS      MARCH 31, 1999 (UNAUDITED)

6     FORWARD FOREIGN CURRENCY CONTRACTS

The International Fund enters into forward foreign currency exchange contracts as hedges against portfolio positions and in connection with portfolio purchases and sales of securities denominated in a foreign currency. Such contracts, which protect the value of the fund's investment securities against a decline in the value of the hedged currency, do not eliminate fluctuations in the underlying prices of the securities. They simply establish an exchange rate at a future date. Although such contracts tend to minimize the risk of loss due to a decline in the value of a hedged currency, at the same time they tend to limit any potential gain that might be realized should the value of such foreign currency increase.

The following forward foreign currency contracts were outstanding at March 31, 1999, for the International Fund.



            SETTLEMENT         CONTRACTS TO  IN EXCHANGE  NET UNREALIZED APPRECIATION/
                 DATES        DELIVER (000)    FOR (000)          (DEPRECIATION) (000)
--------------------------------------------------------------------------------------
FOREIGN CURRENCY SALES:
                4/1/99  GBP             682       $1,099                          $ (1)
                                                  ------                          ----
FOREIGN CURRENCY
PURCHASES:
                4/6/99  EUR             391       $  420                          $  1
                4/1/99  JPY         245,658        2,061                             7
                                                  ------                          ----
                                                  $2,481                          $  8
                                                  ------                          ----
                                                                                  $  7
                                                                                  ====

CURRENCY LEGEND
---------------
EUR Euro
GBP Great British Pound
JPY Japanese Yen

7     FUTURES CONTRACTS

The Equity Index Fund's investment in S&P 500 Index futures contracts is designed to maintain sufficient liquidity to meet redemption requests and to increase the level of fund assets devoted to replicating the composition of the S&P 500 Index while reducing transaction costs. Risks of entering into futures contracts, in general, include the possibility that there will not be a perfect price correlation between the futures contracts and the underlying securities. Second, it is possible that a lack of liquidity for futures contracts could exist in the secondary market, resulting in an inability to close a futures position prior to its maturity date. Third, the purchase of a futures contract involves the risk that a fund could lose more than the original margin deposit required to initiate a futures transaction. Unrealized gains or losses on outstanding positions in futures contracts held


                         78        '99 SEMIANNUAL REPORT    FIRST AMERICAN FUNDS
at the close of the year will be recognized as capital gains or losses for Federal income tax purposes. At March 31, 1999, open long S&P 500 Index futures contracts were as follows:

                        MARKET VALUE
   NUMBER OF              COVERED BY         SETTLEMENT               UNREALIZED
   CONTRACTS         CONTRACTS (000)              MONTH        GAIN/(LOSS) (000)
--------------------------------------------------------------------------------
           6                 $ 1,940            June-99                  $   31
           3                     970            June-99                      11
           2                     647            June-99                       4
           4                   1,293            June-99                       2
           4                   1,293            June-99                     (37)
           5                   1,617            June-99                     (29)
           3                     970            June-99                     (29)
           4                   1,293            June-99                     (28)
           4                   1,293            June-99                     (23)
           2                     647            June-99                     (17)
           4                   1,293            June-99                     (16)
           2                     647            June-99                      (9)
           2                     647            June-99                      (8)
           3                     970            June-99                      (8)
          42                  13,580            June-99                      (7)
           3                     970            June-99                      (7)
           1                     323            June-99                      (4)
--------------------------------------------------------------------------------
          94                 $30,393                                     $ (174)
--------------------------------------------------------------------------------

8     OPTIONS TRANSACTIONS

The Mid Cap Value Fund wrote covered call options and purchased put options during the period. These transactions, which were undertaken principally to hedge against market risk, entail certain risks. The risks include the risk of imperfect correlation between movements of the index covered by the option and movement in the price of the fund's securities, and the risk of limited liquidity in the event the fund seeks to close out an option position before expiration by entering into an offsetting transaction. These transactions give the holder the right to receive, upon exercise of the option, a defined amount of cash if the closing value of the index upon which the option is based is greater than, in the case of a call, or less than, in the case of a put, the exercise price of the option. Written options activity for Mid Cap Value Fund for the six months ended March 31, 1999, is as follows:

                                                  CALL OPTIONS (000)
                                    --------------------------------------------
                                               NUMBER OF              AMOUNT OF
                                                 OPTIONS               PREMIUMS
--------------------------------------------------------------------------------
Options outstanding at
  September 30, 1998                                  --               $     --
Options written                                    5,202               $ 21,366
Options expired or closed                         (5,202)               (21,366)
                                    --------------------------------------------
Options outstanding at
  March 31, 1999                                      --               $     --
--------------------------------------------------------------------------------

The Fund realized losses of approximately $6,875,000 on written options during the period.


                         79        '99 SEMIANNUAL REPORT    FIRST AMERICAN FUNDS

NOTES TO
FINANCIAL STATEMENTS      MARCH 31, 1999 (UNAUDITED)

9     SECURITIES LENDING TRANSACTIONS

In order to generate additional income, certain Funds may lend portfolio securities representing up to one-third of the value of total assets (which includes collateral received for securities on loan) to broker dealers, banks, or other institutional borrowers of securities. As with other extensions of credit, there may be risks of delay in recovery of the securities or even loss of rights in the collateral should the borrower of the security fail financially. The market value of the securities on loan at March 31, 1999, the collateral purchased with cash received and held at March 31, 1999, with respect to such loans, and income generated during the six months ended March 31, 1999, from the program were as follows (000):

                                     MARKET VALUE OF             INCOME RECEIVED
FUND                               LOANED SECURITIES     FROM SECURITIES LENDING
--------------------------------------------------------------------------------
Balanced                                    $142,868                        $ 99
Equity Income                                 84,120                          77
Equity Index                                 371,751                         204
Large Cap Growth                             281,125                         168
Large Cap Value                              219,995                         152
Mid Cap Growth                               135,836                          86
Mid Cap Value                                 92,643                          53
Micro Cap Value                                4,286                           9
Regional Equity                               23,886                          70
Small Cap Growth                              49,884                          42
Small Cap Value                               15,321                          23
Health Sciences                                5,360                           7
Real Estate Securities                        10,701                           5
Technology                                    48,756                         100
--------------------------------------------------------------------------------

                        MARKET VALUE OF COLLATERAL PURCHASED WITH CASH RECEIVED
                      ----------------------------------------------------------
                                                       OTHER FIXED
                        REPURCHASE  MONEY MARKET            INCOME
FUND                    AGREEMENTS   INSTRUMENTS        SECURITIES         TOTAL
--------------------------------------------------------------------------------
Balanced                  $ 98,511          $ 49          $ 43,754      $142,314
Equity Income               58,002            29            25,762        83,793
Equity Index               256,329           129           113,850       370,308
Large Cap Growth           193,841            97            86,096       280,034
Large Cap Value            151,691            76            67,375       219,142
Mid Cap Growth              93,662            47            41,600       135,309
Mid Cap Value               63,880            32            28,372        92,284
Micro Cap Value              2,955             1             1,313         4,269
Regional Equity             16,470             8             7,315        23,793
Small Cap Growth            34,396            18            15,277        49,691
Small Cap Value             10,564             5             4,692        15,261
Health Sciences              3,696             2             1,641         5,339
Real Estate Securities       7,378             4             3,277        10,659
Technology                  33,618            17            14,932        48,567
--------------------------------------------------------------------------------

U.S. Bank National Association acts as the securities lending agent in transactions involving the lending of portfolio securities on behalf of the funds. For these services, U.S. Bank National Association received $709,000 in aggregate securities lending fees for the six months ended March 31, 1999 from the Funds included in this semiannual report.


10    COMMON TRUST FUND CONVERSIONS

On December 6, 1997, the Large Companies Value Trust Fund of the Advisor was converted into the Large Cap Value Fund. The assets, which consisted of securities and related receivables, were converted on a tax-free basis. 10,793,662 of class-Y shares of the Large Cap Value Fund were issued at the time of conversion. The net assets of the


                         80        '99 SEMIANNUAL REPORT    FIRST AMERICAN FUNDS

Common Trust Fund and Large Cap Value Fund immediately before the conversion were $265,739,968 and $1,574,696,070 respectively. Included in this amount was $86,510,389 of unrealized gains.

11    QUALIVEST MERGER

On November 21, 1997, the following reorganization of the Qualivest Funds into the FAIF Funds took place pursuant to a Plan of Reorganization approved by the Qualivest shareholders on October 31, 1997:

QUALIVEST ACQUIRED FUND                          FAIF ACQUIRING FUND
--------------------------------------------------------------------------------
Optimized Stock Fund                             Equity Index Fund
Large Companies Value Fund                       Large Cap Value Fund
International Opportunities Fund                 International Index Fund
                                                   (New FAIF Fund)
Small Companies Value Fund                       Small Cap Value Fund
                                                   (New FAIF Fund)
--------------------------------------------------------------------------------

Under the Agreement and Plan of Reorganization, the Qualivest class-A and class-C shares were exchanged on a tax-free basis for FAIF class-A shares. Qualivest class-Q and class-Y shares were exchanged for shares of FAIF class-Y.

The financial information presented for Small Cap Value Fund and International Index Fund prior to November 21, 1997, is that of the Qualivest Small Companies Value Fund and International Opportunities Fund, respectively. The historical financial information was carried over to the newly formed FAIF fund.

The net assets before the reorganization and shares issued and redeemed were as follows:

                                                      FAIF             QUALIVEST
                                          ACQUIRING FUND'S       ACQUIRED FUND'S
FAIF FUND                     NET ASSETS     SHARES ISSUED       SHARES REDEEMED
--------------------------------------------------------------------------------
Equity Index              $  588,178,511        18,031,329            22,037,539
Large Cap Value            1,118,968,409         7,029,057            12,142,680
International Index                   --        17,489,227            17,489,234
Small Cap Value                       --        25,553,735            25,556,824
--------------------------------------------------------------------------------

       Included in the net assets from the Qualivest Funds were the following components:

                                                 UNDISTRIBUTED
                                             (DISTRIBUTIONS IN     ACCUMULATED
                                                EXCESS OF) NET        REALIZED   NET UNREALIZED
QUALIVEST FUND             PAID IN CAPITAL   INVESTMENT INCOME     GAIN (LOSS)     APPRECIATION     NET ASSETS
--------------------------------------------------------------------------------------------------------------
Optimized Stock               $244,963,207          $   (3,653)   $   (46,158)     $106,772,181   $351,685,577
Large Companies Value          127,578,224              (7,466)       (56,214)       43,260,898    170,775,442
International Opportunities    183,254,306             866,770      3,224,763         7,354,218    194,700,057
Small Companies Value          289,976,520            (113,306)    36,052,451       144,053,739    469,969,404
--------------------------------------------------------------------------------------------------------------

12    FAIF ASSET ALLOCATION MERGER

On November 21, 1997, the assets of FAIF Asset Allocation Fund were reorganized into the FAIF Balanced Fund. Under the Agreement and Plan of Reorganization, the Asset Allocation class-A, class-B, and class-Y shares were exchanged for class-A, class-B, and class-Y shares of Balanced Fund.

The acquisition was accompanied by a tax-free exchange in which 9,475,207 shares of the Asset Allocation Fund were exchanged for 7,167,873 shares of the Balanced Fund. The total net assets of the Balanced Fund prior to the conversion were $514,997,252. Asset Allocation net assets on November 21, 1997, were combined with those of the


                         81        '99 SEMIANNUAL REPORT    FIRST AMERICAN FUNDS

NOTES TO
FINANCIAL STATEMENTS      MARCH 31, 1999 (UNAUDITED)

Balanced Fund. Included in the net assets of $101,649,757 were $89,550,476 of paid in capital, $110 of excess of distribution over net investment income, $145,003 of accumulated net realized losses and $12,244,394 of net unrealized appreciation.


13    PIPER MERGER

The Board of Directors and shareholders of the Piper Funds approved a reorganization of certain Piper Funds into FAIF which took place at the close of business on July 31, 1998 (August 7, 1998 for Emerging Growth Fund and Emerging Markets Growth Fund):

PIPER ACQUIRED FUND         FAIF ACQUIRING FUND
--------------------------------------------------------------------------------
Balanced                    Balanced
Growth                      Large Cap Growth (formerly Diversified Growth Fund)
Growth and Income           Large Cap Value (formerly Stock Fund)
Emerging Growth             Mid Cap Growth (New FAIF shell)
Small Company Growth        Small Cap Growth (formerly Emerging Growth)
Pacific-European Growth     International
Emerging Markets Growth     Emerging Markets (New FAIF shell)
--------------------------------------------------------------------------------

Under the Agreement and Plan of Reorganization the Piper class-A shares were exchanged on a tax free basis for FAIF class-A shares, and Piper class-Y shares were exchanged for FAIF class-Y shares.

The financial information presented for Small Cap Growth Fund prior to July 31, 1998, and for Mid Cap Growth Fund and Emerging Markets Growth Fund prior to August 7, 1998, is that of the Piper Small Company Growth Fund, Piper Emerging Growth Fund, and Piper Emerging Markets Growth Fund, respectively. The historical financial information of the Piper Funds were carried over to the newly formed FAIF funds.

The net assets before the reorganization and shares issued and redeemed by the corresponding FAIF funds were as follows:

                                                        FAIF               PIPER
                                            ACQUIRING FUND'S     ACQUIRED FUND'S
FAIF FUND                       NET ASSETS     SHARES ISSUED     SHARES REDEEMED
--------------------------------------------------------------------------------
Balanced                    $  585,905,723         3,017,680           3,150,040
Large Cap Growth               786,895,792         9,268,056          16,443,730
Large Cap Value              1,533,335,392         5,499,970           7,909,764
Mid Cap Growth                          --        21,069,733          21,069,733
International                  445,542,928         3,374,185           3,752,849
Emerging Markets                        --         1,014,036           1,014,036
--------------------------------------------------------------------------------

       Included in the net assets from the Piper Funds were the following components:

                                              (DISTRIBUTIONS IN      ACCUMULATED    NET UNREALIZED
                                                 EXCESS OF) NET         REALIZED     APPRECIATION/
PIPER FUND                  PAID IN CAPITAL   INVESTMENT INCOME      GAIN (LOSS)      DEPRECIATION        NET ASSETS
--------------------------------------------------------------------------------------------------------------------
Balanced                       $ 33,376,466        $         --     $         --       $10,507,084      $ 43,883,550
Growth                           98,020,791                  --               --        72,267,759       170,288,550
Growth & Income                  83,543,993                  --           (1,112)       53,525,337       137,068,218
Emerging Growth                 146,516,915          (1,559,461)      55,342,876        92,043,362       292,343,692
Pacific-European Growth          42,458,135                 (30)      (1,605,538)       10,368,460        51,221,027
Emerging Markets Growth          15,062,390            (202,028)      (7,144,878)         (342,930)        7,372,554
--------------------------------------------------------------------------------------------------------------------


                         82        '99 SEMIANNUAL REPORT    FIRST AMERICAN FUNDS

On July 31, 1998, the First American Small Cap Growth Fund acquired the Piper Small Company Growth Fund. The Piper Small Company Growth Fund is the financial reporting survivor. Therefore, Small Cap Growth Fund net assets were combined with those of the Piper Small Company Growth Fund. Prior to the conversion the Piper Small Company Growth Fund net assets were $31,790,965. Included in the net assets of $154,094,291 of Small Cap Growth Fund were $133,865,910 of paid in capital, $65,299 of undistributed net investment income, $8,286,188 of accumulated net realized gains, and $11,876,894 of net unrealized appreciation. At the time of conversion the shares outstanding of the Piper Small Company Growth Fund were adjusted to reflect the conversion ratios utilized for the reorganization.


                         83        '99 SEMIANNUAL REPORT    FIRST AMERICAN FUNDS

NOTICE TO
SHAREHOLDERS      MARCH 31, 1999

ON SEPTEMBER 9, 1998, THE FUNDS' BOARD OF DIRECTORS, UPON THE RECOMMENDATION OF THE AUDIT COMMITTEE, APPOINTED ERNST & YOUNG LLP THE INDEPENDENT ACCOUNTANTS FOR THE FUNDS' FISCAL YEAR ENDING SEPTEMBER 30, 1999, AND DISMISSED KPMG PEAT MARWICK LLP ("KPMG"). KPMG'S REPORTS ON THE FUNDS' FINANCIAL STATEMENTS FOR THE PAST TWO YEARS HAVE NOT CONTAINED AN ADVERSE OPINION OR A DISCLAIMER OF OPINION AND HAVE NOT BEEN QUALIFIED AS TO UNCERTAINTY, AUDIT SCOPE, OR ACCOUNTING PRINCIPLES. IN ADDITION, THERE HAVE NOT BEEN ANY DISAGREEMENTS WITH KPMG DURING THE FUNDS' TWO MOST RECENT FISCAL YEARS ON ANY MATTER OF ACCOUNTING PRINCIPLES OR PRACTICES, FINANCIAL STATEMENT DISCLOSURE, OR AUDITING SCOPE OR PROCEDURE WHICH, IF NOT RESOLVED TO THE SATISFACTION OF KPMG, WOULD HAVE CAUSED IT TO MAKE A REFERENCE TO THE SUBJECT MATTER OF THE DISAGREEMENT IN CONNECTION WITH ITS REPORTS.


                         84        '99 SEMIANNUAL REPORT    FIRST AMERICAN FUNDS

FIRST AMERICAN INVESTMENT FUNDS, INC.
BOARD OF DIRECTORS


      MR. DAVID BENNETT

      Director of First American Investment Funds, Inc.
      Of counsel with Gray, Plant, Mooty, Mooty and Bennett,
      Owner of three privately-held businesses
--------------------------------------------------------------------------------



      MR. ROBERT DAYTON

      Director of First American Investment Funds, Inc.
      Chief Executive Officer of Okabena Company
--------------------------------------------------------------------------------



      MR. ROGER GIBSON

      Director of First American Investment Funds, Inc.
      Vice President of North America-Mountain Region for United Airlines
--------------------------------------------------------------------------------



      MR. ANDREW HUNTER III

      Director of First American Investment Funds, Inc.
      Chairman of Hunter Keith Industries
--------------------------------------------------------------------------------



      MR. LEONARD KEDROWSKI

      Director of First American Investment Funds, Inc.
      Owner and President of Executive Management Consulting, Inc.
--------------------------------------------------------------------------------



      MR. ROBERT SPIES

      Director of First American Investment Funds, Inc.
      Retired Vice President, U.S. Bank National Association
--------------------------------------------------------------------------------


      MR. JOSEPH STRAUSS

      Director of First American Investment Funds, Inc.
      Former Chairman of First American Funds,
      Owner and President of Strauss Management Company
--------------------------------------------------------------------------------



      MS. VIRGINIA STRINGER

      Chairman of First American Investment Funds, Inc.
      Owner and President of Strategic Management Resources, Inc.
--------------------------------------------------------------------------------

  FIRST AMERICAN INVESTMENT FUNDS, INC.
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INVESTMENT ADVISOR
  FIRST AMERICAN ASSET MANAGEMENT,
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                                                 or endorsed by, U.S. Bank or
TRANSFER AGENT                                   any of its affiliates. Such
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                                                 Federal Reserve Board, or any
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  ERNST & YOUNG LLP                              guarantee future results. The
  1400 Pillsbury Center                          principal value of an
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                                                 when redeemed, may be worth
COUNSEL                                          more or less than their
  DORSEY & WHITNEY LLP                           original cost.
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  Minneapolis, Minnesota 55402



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